   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON NOVEMBER 21, 1995


                                                     REGISTRATION NOS.: 33-59188
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                ----------------

                                   FORM N-1A

                             REGISTRATION STATEMENT

                        UNDER THE SECURITIES ACT OF 1933                     /X/

                          PRE-EFFECTIVE AMENDMENT NO.                        / /


                         POST-EFFECTIVE AMENDMENT NO. 3                      /X/


                                     AND/OR

              REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY

                                  ACT OF 1940                                /X/


                                AMENDMENT NO. 4                              /X/

                                ----------------

                              TCW/DW BALANCED FUND

                        (A MASSACHUSETTS BUSINESS TRUST)

               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                             TWO WORLD TRADE CENTER
                            NEW YORK, NEW YORK 10048

                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (212) 392-1600

                              SHELDON CURTIS, ESQ.
                             TWO WORLD TRADE CENTER
                            NEW YORK, NEW YORK 10048
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                    COPY TO:
                            DAVID M. BUTOWSKY, ESQ.
                             GORDON ALTMAN BUTOWSKY
                             WELTZEN SHALOV & WEIN
                              114 WEST 47TH STREET
                            NEW YORK, NEW YORK 10036

                              -------------------

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
 As soon as practicable after this Post-Effective Amendment becomes effective.

 IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)


        /X/ immediately upon filing pursuant to paragraph (b)
        / / on (date) pursuant to paragraph (b)
        / / 60 days after filing pursuant to paragraph (a)
        / / on (date) pursuant to paragraph (a) of rule 485.


                              -------------------


    THE REGISTRANT HAS REGISTERED AN INDEFINITE NUMBER OF ITS SHARES UNDER THE SECURITIES ACT OF 1933 PURSUANT TO SECTION (A)(1) OF RULE 24F-2 UNDER THE INVESTMENT COMPANY ACT OF 1940. PURSUANT TO SECTION (B)(2) OF RULE 24F-2, THE REGISTRANT FILED A RULE 24F-2 NOTICE FOR ITS FISCAL YEAR ENDED SEPTEMBER 30, 1995 WITH THE SECURITIES AND EXCHANGE COMMISSION ON NOVEMBER 14, 1995.


           AMENDING THE PROSPECTUS AND UPDATING FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                              TCW/DW BALANCED FUND
                             CROSS REFERENCE SHEET
                                   FORM N-1A

FORM N-1A
PART A
ITEM                                                      CAPTION PROSPECTUS
--------------------------------------------------------  ------------------------------------------------------------------
       1.  .............................................  Cover Page
       2.  .............................................  Summary of Fund Expenses; Prospectus Summary
       3.  .............................................  Financial Highlights; Performance Information
       4.  .............................................  Investment Objective and Policies; The Fund and Its Management;
                                                            Cover Page; Investment Restrictions; Prospectus Summary
       5.  .............................................  The Fund and Its Management; Back Cover; Investment Objective and
                                                            Policies
       6.  .............................................  Dividends, Distributions and Taxes; Additional Information
       7.  .............................................  Purchase of Fund Shares; Shareholder Services; Repurchases and
                                                            Redemptions
       8.  .............................................  Repurchases and Redemptions; Shareholder Services
       9.  .............................................  Not Applicable


PART B
ITEM                                                      STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------  ------------------------------------------------------------------
      10.  .............................................  Cover Page
      11.  .............................................  Table of Contents
      12.  .............................................  The Fund and Its Management
      13.  .............................................  Investment Practices and Policies; Investment Restrictions;
                                                            Portfolio Transactions and Brokerage
      14.  .............................................  The Fund and Its Management; Trustees and Officers
      15.  .............................................  Trustees and Officers
      16.  .............................................  The Fund and Its Management; Custodian and Transfer Agent;
                                                            Independent Accountants
      17.  .............................................  Portfolio Transactions and Brokerage
      18.  .............................................  Description of Shares
      19.  .............................................  Repurchases and Redemptions; Financial Statements; Shareholder
                                                            Services
      20.  .............................................  Dividends, Distributions and Taxes;
      21.  .............................................  The Distributor
      22.  .............................................  Performance Information
      23.  .............................................  Financial Statements

PART C

    Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

PROSPECTUS


NOVEMBER 21, 1995


TCW/DW Balanced Fund (the "Fund") is an open-end, diversified management investment company, whose investment objective is to achieve high total return through a combination of income and capital appreciation. The Fund seeks to achieve its investment objective by investing in a diversified portfolio of common stocks and investment grade fixed-income securities.

Shares of the Fund are sold and redeemed at net asset value. The Fund pays a distribution fee of up to 1.0% of its average daily net assets in accordance with a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940.


This Prospectus sets forth concisely the information you should know before investing in the Fund. It should be read and retained for future reference. Additional information about the Fund is contained in the Statement of Additional Information, dated November 21, 1995, which has been filed with the Securities and Exchange Commission, and which is available at no charge upon request of the Fund at the address or telephone numbers listed on this page. The Statement of Additional Information is incorporated herein by reference.


TABLE OF CONTENTS

Prospectus Summary /2
Summary of Fund Expenses /4
Financial Highlights/ 5
The Fund and its Management /5
Investment Objective and Policies /6
  Special Risk Considerations /8
Investment Restrictions /13
Purchase of Fund Shares /13
Shareholder Services /15
Repurchases and Redemptions /17
Dividends, Distributions and Taxes /19
Performance Information /19
Additional Information /20

SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


          TCW/DW BALANCED FUND
        Two World Trade Center
        New York, New York 10048
        (212) 392-2550 or
        (800) 869-NEWS (toll-free)


Dean Witter Distributors Inc.
        Distributor

PROSPECTUS SUMMARY
--------------------------------------------------------------------------------


THE                The  Fund is organized as a Trust,  commonly known as a Massachusetts business
FUND               trust, and is an open-end, diversified management investment company investing in a diversified portfolio of common stocks and investment grade  fixed-income securities.
------------------------------------------------------------------------------------------------
SHARES             Shares of beneficial interest with $0.01 par value (see page 20).
OFFERED
------------------------------------------------------------------------------------------------
OFFERING           The price of the shares offered by this Prospectus is determined once daily as
PRICE              of  4:00 p.m., New York time, on each  day that the New York Stock Exchange is open, and is equal to the net asset value per share (see page 13).
------------------------------------------------------------------------------------------------
MINIMUM            The minimum initial investment is $1,000 and the minimum subsequent investment
PURCHASE           is $100 (see page 13).
------------------------------------------------------------------------------------------------
INVESTMENT         The investment objective of the Fund is to achieve high total return through a
OBJECTIVE          combination of income and capital appreciation.
------------------------------------------------------------------------------------------------
MANAGER            Dean Witter Services Company Inc.  (the "Manager"), a wholly-owned  subsidiary of  Dean Witter InterCapital Inc. ("InterCapital"), is the Fund's Manager. The
                   Manager also serves as Manager to twelve other investment companies which  are advised  by TCW Funds  Management, Inc. (the "TCW/DW  Funds"). The Manager and
                   InterCapital serve in various investment management, advisory, management  and administrative  capacities to a  total of ninety-six  investment companies and other portfolios with  assets of  approximately $76.9 billion  at October  31,
                   1995.
------------------------------------------------------------------------------------------------
ADVISER            TCW  Funds Management, Inc. (the "Adviser")  is the Fund's investment adviser.
                   In addition to the  Fund, the Adviser serves  as investment adviser to  eleven other  TCW/DW Funds. As of September 30,  1995, the Adviser and its affiliates had approximately $52 billion under  management or committed to management  in
                   various   fiduciary  or  advisory  capacities,  primarily  from  institutional investors.
------------------------------------------------------------------------------------------------
MANAGEMENT         The Manager receives a monthly  fee at the annual rate  of 0.45% of daily  net
AND ADVISORY       assets. The Adviser receives a monthly fee at an annual rate of 0.30% of daily
FEES               net assets (see page 6).
------------------------------------------------------------------------------------------------
DIVIDENDS          Income   dividends  are  paid  quarterly.  Capital  gains,  if  any,  will  be
AND CAPITAL        distributed no less than annually.  Dividends and capital gains  distributions
GAINS              are  automatically reinvested in  additional shares at  net asset value unless
DISTRIBUTIONS      the shareholder elects to receive cash (see page 19).
------------------------------------------------------------------------------------------------
REDEMPTION         Shares are redeemable by the shareholder at net asset value. An account may be involuntarily redeemed if  the total value  of the account  is less than  $100
                   (see page 17).
------------------------------------------------------------------------------------------------
PLAN               The  Fund is authorized  to reimburse specific  expenses incurred in promoting
OF                 the  distribution  of  the  Fund's  shares,  including  personal  services  to
DISTRIBUTION       shareholders  and maintenance  of shareholder  accounts, in  accordance with a
                   Plan of Distribution pursuant to Rule  12b-1 under the Investment Company  Act of  1940. Reimbursement may in no event  exceed an amount equal to payments at an annual rate of 1.0% of average daily net assets of the Fund (see page 14).
------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

RISK               The net asset value of  the Fund's shares will  fluctuate with changes in  the
CONSIDERATIONS     market value of the Fund's portfolio securities. The Fund may invest a portion of  its assets in mortgage-backed and asset-backed securities, including up to
                   5% of its net assets  in collateralized mortgage obligations.  Mortgage-backed securities  are subject to special risks including prepayments or refinancings of the assets underlying such securities which may have an impact on the yield and the net asset value  of the Fund's shares (see  pages 7-10). The Fund  may invest  up  to  25% of  its  total  assets in  non-dollar  denominated foreign securities, which may entail special risks (see pages 8 and 9). The Fund  also may  enter into reverse  repurchase agreements and  dollar rolls, may purchase securities on a  when-issued, delayed  delivery or  "when, as  and if  issued"
                   basis  and may enter  into forward foreign  currency exchange contracts, which involve certain additional risks (see pages 10-12).

--------------------------------------------------------------------------------
  THE ABOVE IS QUALIFIED IN ITS ENTIRETY BY THE DETAILED INFORMATION APPEARING
                                   ELSEWHERE
       IN THIS PROSPECTUS AND IN THE STATEMENT OF ADDITIONAL INFORMATION.

SUMMARY OF FUND EXPENSES
--------------------------------------------------------------------------------

The following table illustrates all expenses and fees that a shareholder of the Fund will incur. The expenses and fees set forth in the table are for the fiscal year ended September 30, 1995.



SHAREHOLDER TRANSACTION EXPENSES
----------------------------------------------------------------------------------
Maximum Sales Charge Imposed on Purchases.........................................  None
Maximum Sales Charge Imposed on Reinvested Dividends..............................  None
Deferred Sales Charge.............................................................  None
Redemption Fees...................................................................  None
Exchange Fee......................................................................  None

ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)
----------------------------------------------------------------------------------
Management and Advisory Fees......................................................  0.75%
12b-1 Fees*.......................................................................  0.98%
Other Expenses....................................................................  0.38%
Total Fund Operating Expenses.....................................................  2.11%

------------
* A portion of the 12b-1 fee equal to 0.25% of the Fund's average daily net assets is characterized as a service fee within the meaning of National Association of Securities Dealers ("NASD") guidelines (see "Purchase of Fund Shares").



EXAMPLE                                                               1 YEAR       3 YEARS      5 YEARS     10 YEARS
------------------------------------------------------------------     -----     -----------  -----------  -----------
You  would  pay the  following  expenses on  a  $1,000 investment, assuming (1) 5% annual return and  (2) redemption at the end  of
  each time period:...............................................   $      21    $      66    $     113    $     244


    The above example should not be considered a representation of past or future expenses or performance. Actual expenses of the Fund may be greater or less than those shown.

    The purpose of this table is to assist the investor in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. For a more complete description of these costs and expenses, see "The Fund and its Management" and "Plan of Distribution" in this Prospectus.

    Long-term shareholders of the Fund may pay more in distribution fees than the economic equivalent of the maximum front-end sales charges permitted by the NASD.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The following per share data and ratios for a share of beneficial interest outstanding throughout each period have been audited by Price Waterhouse LLP, independent accountants. The financial highlights should be read in conjunction with the financial statements, notes thereto, and the unqualified report of independent accountants which are contained in the Statement of Additional Information. Further information about the performance of the Fund is contained in the Fund's Annual Report to Shareholders, which may be obtained without charge upon request to the Fund.



                                                                                             FOR THE PERIOD
                                                                           FOR THE YEAR     OCTOBER 29, 1993*
                                                                               ENDED             THROUGH
                                                                           SEPTEMBER 30,      SEPTEMBER 30,
                                                                               1995               1994
                                                                         -----------------  -----------------
Per Share Operating Performance:
Net asset value, beginning of period...................................       $    9.43          $   10.00
                                                                                 ------             ------

Net investment income..................................................            0.20               0.10
Net realized and unrealized gain (loss)................................            0.93              (0.58)
                                                                                 ------             ------
Total from investment operations.......................................            1.13              (0.48)

Less dividends from net investment income..............................           (0.10)             (0.09)
                                                                                 ------             ------

Net asset value, end of period.........................................       $   10.46          $    9.43
                                                                                 ------             ------
                                                                                 ------             ------
Total Investment Return................................................           11.97%             (4.80)%(1)

Ratios/Supplemental Data:
Net assets, end of period (in thousands)...............................        $106,716           $149,357
Ratios to average net assets:
  Expenses.............................................................            2.11%              2.06%(2)
  Net investment income................................................            1.88%              1.22%(2)
Portfolio turnover rate................................................             123%               113%

---------------
 *   COMMENCEMENT OF OPERATIONS.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.


THE FUND AND ITS MANAGEMENT
--------------------------------------------------------------------------------

    TCW/DW Balanced Fund (the "Fund") is an open-end, diversified management investment company. The Fund is a trust of the type commonly known as a "Massachusetts business trust" and was organized under the laws of Massachusetts on March 2, 1993.

    Dean Witter Services Company Inc. (the "Manager"), whose address is Two World Trade Center, New York, New York 10048, is the Fund's Manager. The Manager is a wholly-owned subsidiary of Dean Witter InterCapital Inc. ("InterCapital"). InterCapital is a wholly-owned subsidiary of Dean Witter, Discover & Co. ("DWDC"), a balanced financial services organization providing a broad range of nationally marketed credit and investment products.


    The Manager acts as manager to eleven other TCW/DW Funds. The Manager and InterCapital act in various investment management, advisory, management and administrative capacities to a total of ninety-six investment companies, thirty of which are listed on the New York Stock Exchange, with combined assets of approximately $74.5 billion as of October 31, 1995. InterCapital also manages and advises portfolios of pension plans, other institutions and individuals which aggregated approximately $2.4 billion at such date.


    The Fund has retained the Manager to manage its business affairs, supervise its overall day-to-day operations (other than providing investment advice) and provide all administrative services.


    TCW Funds Management, Inc. (the "Adviser"), whose address is 865 South Figueroa Street, Suite 1800, Los Angeles, California 90017, is the Fund's investment adviser. The Adviser was organized in 1987 as a wholly-owned subsidiary of The TCW Group, Inc. ("TCW"), whose subsidiaries, including Trust Company of the West and TCW Asset Management Company, provide a variety of trust, investment management and investment advisory services. Robert A. Day, who is Chairman of the Board of Directors of TCW, may be deemed to be a control person of the Adviser by virtue of the aggregate ownership by Mr. Day and his family of more than 25% of the outstanding voting stock of TCW. The Adviser serves as investment adviser to eleven other TCW/DW Funds in addition to the Fund. As of September 30, 1995, the Adviser and its affiliated companies had approximately $52 billion under management or committed to management, primarily from institutional investors.


    The Fund has retained the Adviser to invest the Fund's assets.

    The Fund's Trustees review the various services provided by the Manager and the Adviser to ensure that the Fund's general investment policies and programs are being properly carried out and that administrative services are being provided to the Fund in a satisfactory manner.

    As full compensation for the services and facilities furnished to the Fund and for expenses of the Fund assumed by the Manager, the Fund pays the Manager monthly compensation calculated daily by applying the annual rate of 0.45% to the Fund's net assets. As compensation for its investment advisory services, the Fund pays the Adviser monthly compensation calculated daily by applying an annual rate of 0.30% to the Fund's net assets. The total of the management and advisory fees paid by the Fund is higher than the advisory fees paid by most other investment companies.


    For the fiscal year ended September 30, 1995, the Fund accrued to the Manager and the Adviser total compensation amounting to 0.45% and 0.30%, respectively, of the Fund's average daily net assets. During the period, the Fund's total expenses amounted to 2.11% of the Fund's average daily net assets.


INVESTMENT OBJECTIVE AND POLICIES
--------------------------------------------------------------------------------

    The investment objective of the Fund is to achieve high total return through a combination of income and capital appreciation. This objective is fundamental and may not be changed without shareholder approval. There is no assurance that the objective will be achieved.

    The Fund seeks to obtain its objective by investing in a diversified portfolio of common stocks and investment grade fixed-income securities. The percentage of assets allocated between equity and fixed-income securities will vary from time to time depending on the judgment of the Adviser as to general economic and market conditions, changes in fiscal or monetary policies and trends in yields and interest rates. However, under normal circumstances, it is expected that common stocks will represent approximately 60-70% of the Fund's total assets. In addition, the Fund under normal circumstances will maintain at least 25% of its total assets in fixed-income securities.

    The investments in the equity portion of the Fund's portfolio are determined pursuant to a "top down" investment process ranging from the overall economic outlook, to the development of industry/sector preferences, and, last, to specific stock selections. The following disciplines generally apply with regard to stock selection of the equity component of the Fund's portfolio: (i) any industry group (as determined by the Adviser) with at least a 1% position in the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500") will in most cases be represented in the Fund's portfolio; (ii) industry groups within the equity component of the Fund's portfolio may be underweighted up to 50% or overweighted up to 200% compared with the weightings of those industries in the S&P 500, in accordance with the discretion of the Adviser; (iii) no single issuer's equity securities will represent at the time of purchase more than 5% of the Fund's total assets; and (iv) at least 95% of the companies represented will have minimum market capitalizations at the time of purchase in excess of $1.5 billion. Subject to the Fund's investment objective, the Adviser may modify the foregoing disciplines without notice.

    The fixed-income portion of the Fund's portfolio may consist of securities issued or guaranteed by the U.S. Government (Treasury bills, notes and bonds), investment grade corporate debt securities (including convertible securities), mortgage-backed and asset-backed securities and money market securities (as described below). All fixed-income securities in which the Fund invests will be either issued or guaranteed by the U.S. Government, its agencies or instrumentalities or rated at least BBB by Standard & Poor's Corporation ("S&P") or Baa by Moody's Investors Service, Inc. ("Moody's") or, if not rated, determined by the Adviser to be of comparable quality.

    Under normal circumstances, no more than 10% of the fixed-income portion of the Fund's portfolio will be rated BBB by S&P or Baa by Moody's. Fixed-income securities rated BBB by S&P or Baa by Moody's, which generally are regarded as having an adequate capacity to pay interest and repay principal, have speculative characteristics. Thus, changes in economic conditions are more likely to lead to a weakened capacity to make principal and interest payments than is the case with respect to higher rated securities. If a fixed-income security held by the Fund is rated BBB or Baa and is subsequently downgraded by a rating agency, the Fund will retain such security in its portfolio until the Adviser determines that it is practicable to sell the security without undue market or tax consequences to the Fund. In the event that such downgraded securities constitute 5% or more of the Fund's net assets, the Adviser will seek to sell immediately sufficient securities to reduce the total to below 5%. A description of fixed-income securities ratings is contained in the Appendix to the Statement of Additional Information.

PORTFOLIO CHARACTERISTICS

    Although the Fund will invest primarily in equity securities and fixed-income corporate debt securities, it may engage to a limited extent in certain specialized investments and investment techniques which are described below.

    MORTGAGE-BACKED SECURITIES.    As  stated  above, the  Fund  may  invest  in
fixed-rate and adjustable rate mortgage-backed securities ("Mortgage-Backed Securities").

    There are currently three basic types of Mortgage-Backed Securities: (i) those issued or guaranteed by the United States Government or one of its agencies or instrumentalities, such as the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC") (securities issued by GNMA, but not those issued by FNMA or FHLMC, are backed by the "full faith and credit" of the United States); (ii) those issued by private issuers that represent an interest in or are collateralized by Mortgage-Backed Securities issued or guaranteed by the United States Government or one of its agencies or instrumentalities; and (iii) those issued by private issuers that represent an interest in or are collateralized by whole mortgage loans or Mortgage-Backed Securities without a government guarantee but usually having some form of private credit enhancement. The Fund may also invest in adjustable rate mortgage securities, which are pass-through mortgage securities collateralized by mortgages with adjustable rather than fixed rates.

    The Fund may also invest up to 5% of its net assets in collateralized mortgage obligations ("CMOs"), which are debt obligations collateralized by mortgage loans or mortgage pass-through securities. Typically, CMOs are collateralized by GNMA, FNMA or FHLMC Certificates, but also may be collateralized by whole loans or private mortgage pass-through securities. Types of CMOs in which the Fund may invest may be issued either by the U.S. Government or by private issuers.


    The Fund may also invest in other asset-backed securities ("Asset-Backed Securities"), which involve use of the securitization techniques utilized in connection with Mortgage-Backed Securities in connection with other assets, primarily automobile and credit card receivables and home equity loans.

    CONVERTIBLE SECURITIES. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or based on a specified formula. Convertible securities rank senior to common stocks in a corporation's capital structure and, therefore, entail less risk than the corporation's common stock. The value of a convertible security is a function of its "investment value" (its value as if it did not have a conversion privilege), and its "conversion value" (the security's worth if it were to be exchanged for the underlying security, at market value, pursuant to its conversion privilege).

    To the extent that a convertible security's investment value is greater than its conversion value, its price will be primarily a reflection of such investment value and its price will be likely to increase when interest rates fall and decrease when interest rates rise, as with a fixed-income security (the credit standing of the issuer and other factors may also have an effect on the convertible security's value). If the conversion value exceeds the investment value, the price of the convertible security will rise above its investment value and, in addition, may sell at some premium over its conversion value. (This premium represents the price investors are willing to pay for the privilege of purchasing a fixed-income security with a possibility of capital appreciation due to the conversion privilege.) At such times the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

SPECIAL RISK CONSIDERATIONS

    The net asset value of the Fund's shares will fluctuate with changes in the market value of the Fund's portfolio securities. The market value of the Fund's portfolio securities will increase or decrease due to a variety of economic, market and political factors, including movements in interest rates, which cannot be predicted.

    FOREIGN SECURITIES. The Fund may invest in securities of foreign companies. The Fund will not invest more than 25% of the value of its total assets, at the time of purchase, in non-dollar denominated foreign securities (other than securities of Canadian issuers registered under the Securities Exchange Act of 1934 or American Depository Receipts, on which there is no such limit). The Fund's investments in unlisted foreign securities are subject to the Fund's overall policy limiting its investment in illiquid securities to 15% or less of its net assets. The Fund currently does not intend to invest more than 25% of its total assets in the securities of issuers in any one country outside the United States.

    Foreign securities investments may be affected by changes in currency rates or exchange control regulations, changes in governmental administration or economic or monetary policy (in the United States and abroad) or changed circumstances in dealings between nations. Fluctuations in the relative rates of exchange between the currencies of different nations will affect the value of the Fund's investments denominated in foreign currency. Changes in foreign currency exchange rates relative to the U.S. dollar will affect the U.S. dollar value of the Fund's assets denominated in that currency and thereby impact upon the Fund's total return on such assets.

    Investments in foreign securities will also occasion risks relating to political and economic developments abroad, including the possibility of expropriations or confiscatory taxation, limitations on the use or transfer of Fund assets and any effects of foreign social, economic or political instability. Foreign companies are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about such companies. Moreover, foreign companies are not subject to uniform accounting, auditing and financial reporting standards and requirements comparable to those applicable to U.S. companies.

    Securities of foreign issuers may be less liquid than comparable securities of U.S. issuers and, as such, their price changes may be more volatile. Furthermore, foreign exchanges and broker-dealers are generally subject to less government and exchange scrutiny and regulation than their American counterparts. Brokerage commissions, dealer concessions and other transaction costs may be higher on foreign markets than in the U.S. In addition, differences in clearance and settlement procedures on foreign markets may occasion delays in settlements of the Fund's trades effected in such markets. As such, the inability to dispose of portfolio securities due to settlement delays could result in losses to the Fund due to subsequent declines in value of such securities and the inability of the Fund to make intended security purchases due to settlement problems could result in a failure of the Fund to make potentially advantageous investments.

    The Fund may also invest up to 5% of its net assets in a type of Mexican government money market securities known as Cetes, which are peso-denominated discount debt securities having maturities of one year or less that are sold through auctions regulated by Banco de Mexico. The Fund will invest in Cetes only if they meet the rating standards for the fixed-income portion of the Fund's portfolio.

    MORTGAGE-BACKED SECURITIES. All fixed-income securities are subject to two types of risks: the credit risk and the interest rate risk. The credit risk relates to the ability of the issuer to meet interest or principal payments or both as they come due. Generally, higher yielding fixed-income securities are subject to a credit risk to a greater extent than lower yielding fixed-income securities. The interest rate risk refers to the fluctuations in the net asset value of any portfolio of fixed-income securities resulting from the inverse relationship between price and yield of fixed-income securities; that is, when the general level of interest rates rises, the prices of outstanding fixed-income securities decline, and when interest rates fall, prices rise.

    Mortgage-Backed and Asset-Backed Securities have certain different characteristics than traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other assets generally may be prepaid at any time. As a result, if the Fund purchases such a security at a premium, a prepayment rate that is faster than expected may reduce yield to maturity, while a prepayment rate that is slower than expected may have the opposite effect of increasing yield to maturity. Alternatively, if the Fund purchases these securities at a discount, faster than expected prepayments will increase, while slower than expected prepayments may reduce, yield to maturity.

    Mortgage-Backed and Asset-Backed Securities, like all fixed income securities, generally decrease in value as a result of increases in interest rates. In addition, although generally the value of fixed-income securities increases during periods of falling interest rates and, as stated above, decreases during periods of rising interest rates, as a result of prepayments and other factors, this is not always the case with respect to Mortgage-Backed and Asset-Backed Securities.

    Although the extent of prepayments on a pool of mortgage loans depends on various economic and other factors, as a general rule prepayments on fixed rate mortgage loans will increase during a period of falling interest rates and decrease during a period of rising interest rates. Accordingly, amounts available for reinvestment by the Fund are likely to be greater during a period of declining interest rates and, as a result, likely to be reinvested at lower interest rates than during a period of rising interest rates. Mortgage-Backed Securities generally decrease in value as a result of increases in interest rates and may benefit less than other fixed-income securities from declining interest rates because of the risk of prepayment.

    Asset-Backed Securities involve certain risks that are not posed by Mortgage-Backed Securities, resulting mainly from the fact that Asset-Backed Securities do not usually contain the complete benefit of a security interest in the related collateral. For example, credit card receivables generally are unsecured and the debt-ors are entitled to the protection of a number of state and federal consumer credit laws, some of which may reduce the ability to obtain full payment. In the case of automobile receivables, due to various legal and economic factors, proceeds from repossessed collateral may not always be sufficient to support payments on these securities.

    There are certain risks associated specifically with CMOs, in which the Fund may invest up to 5% of its net assets. CMOs issued by private entities are not U.S. Government securities and are not guaranteed by any government agency, although the securities underlying a CMO may be subject to a guarantee. Therefore, if the collateral securing the CMO, as well as any third party credit support or guarantees, is insufficient to make payment, the holder could sustain a loss. Also, a number of different factors, including the extent of prepayment of principal of the collateralized mortgage obligations, affect the availability of cash for principal payments by the CMO issuer on any payment date and, accordingly, affect the timing of principal payments on each CMO class. In addition, CMO classes with higher yields tend to be more volatile with respect to cash flow of the underlying mortgages; as a result, the market prices of those classes tend to be more volatile.

    The risks of other investment techniques which may be utilized by the Fund are described under "Other Investment Policies" below.

OTHER INVESTMENT POLICIES
    As stated above, the Fund may invest in money market instruments, which are short-term (maturities of up to thirteen months) fixed-income securities issued by private and governmental institutions. Money market instruments in which the Fund may invest are securities issued or guaranteed by the U.S. Government or its agencies (Treasury bills, notes and bonds); obligations of banks subject to regulation by the U.S. Government and having total assets of $1 billion or more; Eurodollar certificates of deposit; obligations of savings banks and savings and loan associations having total assets of $1 billion or more; fully insured certificates of deposit; and commercial paper rated within the two highest grades by Moody's or S&P or, if not rated, issued by a company having an outstanding debt issue rated AAA by S&P or Aaa by Moody's.

    REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements, which may be viewed as a type of secured lending by the Fund, and which typically involve the acquisition by the Fund of debt securities from a selling financial institution such as a bank, savings and loan association or broker-dealer. The agreement provides that the Fund will sell back to the institution, and that the institution will repurchase, the underlying security at a specified price and at a fixed time in the future, usually not more than seven days from the date of purchase. While repurchase agreements involve certain risks not associated with direct investments in debt securities, including the risks of default or bankruptcy of the selling financial institution, the Fund follows procedures designed to minimize such risks. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions and maintaining adequate collateralization.

    REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLLS. The Fund may also use reverse repurchase agreements and dollar rolls with respect to up to 5% of its total assets as part of its investment strategy. Reverse repurchase agreements involve sales by the Fund of portfolio assets concurrently with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. The Fund also may enter into dollar rolls in which the Fund sells securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type and coupon) securities on a specified future date.

    Reverse repurchase agreements and dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase agreement or dollar roll files for bankruptcy or becomes insolvent, the Fund's use of the proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. Reverse repurchase agreements and dollar rolls are speculative techniques involving leverage, and are considered borrowings by the Fund.

    WHEN-ISSUED AND DELAYED DELIVERY SECURITIES AND FORWARD COMMITMENTS. From time to time, in the ordinary course of business, the Fund may purchase securities on a when-issued or delayed delivery basis or may purchase or sell securities on a forward commitment basis. When such transactions are negotiated, the price is fixed at the time of the commitment, but delivery and payment can take place a month or more after the date of the commitment. There is no overall limit on the percentage of the Fund's assets which may be committed to the purchase of securities on a when-issued, delayed delivery or forward commitment basis. An increase in the percentage of the Fund's assets committed to the purchase of securities on a when-issued, delayed delivery or forward commitment basis may increase the volatility of the Fund's net asset value.

    WHEN, AS AND IF ISSUED SECURITIES. The Fund may purchase securities on a "when, as and if issued" basis under which the issuance of the security depends upon the occurrence of a subsequent event, such as approval of a merger, corporate reorganization, leveraged buyout or debt restructuring. If the anticipated event does not occur and the securities are not issued, the Fund will have lost an investment opportunity. There is no overall limit on the percentage of the Fund's assets which may be committed to the purchase of securities on a "when, as and if issued" basis. An increase in the percentage of the Fund's assets committed to the purchase of securities on a "when, as and if issued" basis may increase the volatility of its net asset value. The Fund may also sell securities on a "when, as and if issued" basis provided that the issuance of the security will result automatically from the exchange or conversion of a security owned by the Fund at the time of the sale.

    PRIVATE PLACEMENTS. The Fund may invest up to 5% of its total assets in securities which are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), or which are otherwise not readily marketable. (Securities eligible for resale pursuant to Rule 144A under the Securities Act, and determined to be liquid pursuant to the procedures discussed in the following paragraph, are not subject to the foregoing restriction.) These securities are generally referred to as private placements or restricted securities. Limitations on the resale of such securities may have an adverse effect on their marketability, and may prevent the Fund from disposing of them promptly at reasonable prices. The Fund may have to bear the expense of registering such securities for resale and the risk of substantial delays in effecting such registration.

    The Securities and Exchange Commission has adopted Rule 144A under the Securities Act, which permits the Fund to sell restricted securities to qualified institutional buyers without limitation. The Adviser, pursuant to procedures adopted by the Trustees of the Fund, will make a determination as to the liquidity of each restricted security purchased by the Fund. If a restricted security is determined to be "liquid," such security will not be included within the category "illiquid securities," which under current policy may not exceed 15% of the Fund's net assets.

    FORWARD  FOREIGN  CURRENCY  EXCHANGE CONTRACTS.    The Fund  may  enter into
forward foreign currency exchange contracts ("forward contracts") in connection with its foreign securities investments.

    A forward contract involves an obligation to purchase or sell a currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. The Fund may enter into forward contracts as a hedge against fluctuations in future foreign exchange rates.

    The Fund will enter into forward contracts under various circumstances. When the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may, for example, desire to "lock in" the price of the security in U.S. dollars or some other foreign currency which the Fund is temporarily holding in its portfolio.

    At other times, when, for example, the Adviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar or some other foreign currency, the Fund may enter into a forward contract to sell, for a fixed amount of dollars or other currency, the amount of foreign currency approximating the value of some or all of the Fund's securities holdings (or securities which the Fund has purchased for its portfolio) denominated in such foreign currency. Under identical circumstances, the Fund may enter into a forward contract to sell, for a fixed amount of U.S. dollars or other currency, an amount of foreign currency other than the currency in which the securities to be hedged are denominated approximating the value of some or all of the portfolio securities to be hedged. This method of hedging, called "cross-hedging," will be selected by the Adviser when it is determined that the foreign currency in which the portfolio securities are denominated has insufficient liquidity or is trading at a discount as compared with some other foreign currency with which it tends to move in tandem.

    If the Fund enters into forward contract transactions and the currency in which the Fund securities holdings (or anticipated portfolio securities) are denominated rises in value with respect to the currency which is being purchased (or sold), then the Fund will have realized fewer gains than had the Fund not entered into the forward contracts. Moreover, the precise matching of the forward contract amounts and the value of the securities involved will not generally be possible, since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The Fund is not required to enter into such transactions with regard to its foreign currency-denominated securities and will not do so unless deemed appropriate by the Adviser.

    FUTURES  AND  OPTIONS TRANSACTIONS.   The  Fund is  authorized to  engage in
futures and options transactions, although it has no current intention to do so during the coming year.

PORTFOLIO MANAGEMENT

    The Fund's portfolio is actively managed by its Adviser with a view to achieving the Fund's investment objective. James A. Tilton, Managing Director of the Adviser, is the primary portfolio manager of the equity portion of the Fund's portfolio, and James M. Goldberg, Managing Director of the Adviser, is the primary portfolio manager of the fixed-income portion of the Fund's portfolio. Messrs. Tilton and Goldberg, who have been the primary portfolio managers of the Fund since its inception, have been portfolio managers with affiliates of The TCW Group, Inc. since 1980 and 1984, respectively.

    In determining which securities to purchase for the Fund or hold in the Fund's portfolio, the Adviser will rely on information from various sources, including research, analysis and appraisals of brokers and dealers, including Dean Witter Reynolds Inc. ("DWR"), a broker-dealer affiliate of the Manager, and others regarding economic developments and interest rate trends, and the Adviser's own analysis of factors it deems relevant.


    Orders for transactions in portfolio securities are placed for the Fund with a number of brokers and dealers, including DWR. The Fund may incur brokerage commissions on transactions conducted through DWR. Under normal circumstances it is not anticipated that the portfolio trading will result in the Fund's portfolio turnover rate exceeding 150% in any one year. The Fund will incur brokerage costs commensurate with its portfolio turnover rate, and thus a higher level (over 100%) of portfolio transactions will increase the Fund's overall brokerage expenses. Short term gains and losses may result from such portfolio transactions.


    Except  as  specifically  noted,  all  investment  policies  and   practices
discussed above are not fundamental policies of the Fund and, as such, may be changed without shareholder approval.

INVESTMENT RESTRICTIONS
--------------------------------------------------------------------------------

    The investment restrictions listed below are among the restrictions which have been adopted by the Fund as fundamental policies. Under the Investment Company Act of 1940, as amended (the "Act"), a fundamental policy may not be changed without the vote of a majority of the outstanding voting securities of the Fund, as defined in the Act. For purposes of the following limitations: (i) all percentage limitations apply immediately after a purchase or initial investment, and (ii) any subsequent change in any applicable percentage resulting from market fluctuations or other changes in total or net assets does not require elimination of any security from the portfolio.

    The Fund may not:

      1. As to 75% of its total assets, invest more than 5% of the value of its total assets in the securities of any one issuer (other than obligations issued or guaranteed by the United States Government, its agencies or instrumentalities).

      2. As to 75% of its total assets, purchase more than 10% of the voting securities of any issuer.

      3. Invest 25% or more of the value of its total assets in securities of issuers in any one industry. This restriction does not apply to obligations issued or guaranteed by the United States Government, its agencies or instrumentalities.

      4. Invest more than 5% of the value of its total assets in securities of issuers having a record, together with predecessors, of less than three years of continuous operation. This restriction does not apply to obligations issued or guaranteed by the United States Government, its agencies or instrumentalities.

PURCHASE OF FUND SHARES
--------------------------------------------------------------------------------

    The Fund offers its shares for sale to the public on a continuous basis. Pursuant to a Distribution Agreement between the Fund and Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Manager, during the continuous offering shares of the Fund are distributed by the Distributor and offered by DWR and others (which may include TCW Brokerage Services, an affiliate of the Adviser) which have entered into selected dealer agreements with the Distributor ("Selected Broker-Dealers"). The principal executive office of the Distributor is located at Two World Trade Center, New York, New York 10048.

    The minimum initial purchase is $1,000 and subsequent purchases of $100 or more may be made by sending a check, payable to TCW/DW Balanced Fund, directly to Dean Witter Trust Company (the "Transfer Agent") at P.O. Box 1040, Jersey City, NJ 07303 or by contacting an account executive of DWR or other Selected Broker-Dealer. In the case of investments pursuant to Systematic Payroll Deduction Plans (including Individual Retirement Plans), the Fund, in its discretion, may accept investments without regard to any minimum amounts which would otherwise be required if the Fund has reason to believe that additional investments will increase the investment in all accounts under such Plans to at least $1,000. Certificates for shares purchased will not be issued unless a request is made by the shareholder in writing to the Transfer Agent.


    Shares of the Fund are sold through the Distributor on a normal three business day settlement basis; that is, payment is due on the third business day (settlement date) after the order is placed with the Distributor. Since DWR and other Selected Broker-Dealers forward investors' funds on settlement date, they will benefit from the temporary use of the funds if payment is made prior thereto. As noted above, orders placed directly with the Transfer Agent must be accompanied by payment. Investors will be entitled to receive income dividends and capital gains distributions if their order is received by the close of business on the day prior to the record date for such dividends and distributions.


    The offering price will be the net asset value per share next determined following receipt of an order (see "Determination of Net Asset Value"). Sales personnel of a Selected Broker-Dealer are compensated for shares of the Fund sold by them by the Distributor or any of its affiliates and/or by a Selected Broker-Dealer. In addition, some sales personnel of the Selected Broker-Dealer will receive various types of non-cash compensation as special sales incentives, including trips, educational and/or business seminars and merchandise. The Fund and the Distributor reserve the right to reject any purchase orders.

PLAN OF DISTRIBUTION


    The Fund has entered into a Plan of Distribution pursuant to Rule 12b-1 under the Act with the Distributor whereby the expenses of certain activities and services, including personal services to shareholders and maintenance of shareholder accounts, in connection with the distribution of the Fund's shares are reimbursed. The principal activities and services which may be provided by DWR, its affiliates or any other Selected Broker-Dealer under the Plan include:
(1) compensation to, and expenses of, DWR account executives and others including overhead and telephone expenses; (2) sales incentives and bonuses to sales representatives and to marketing personnel in connection with promoting sales of the Fund's shares; (3) expenses incurred in connection with promoting sales of the Fund's shares; (4) preparing and distributing sales literature; and
(5) providing advertising and promotional activities, including direct mail solicitation and television, radio, newspaper, magazine and other media advertisements. Reimbursements for these services will be made in monthly payments by the Fund, which will in no event exceed an amount equal to a payment at the annual rate of 1.0% of the Fund's average daily net assets. A portion of the amount payable pursuant to the Plan equal to 0.25% of the Fund's average daily net assets is characterized as a service fee within the meaning of NASD guidelines. The service fee relates to ongoing personal services to shareholders and maintenance of shareholder accounts by DWR, its affiliates and any other Selected Broker-Dealer. Expenses incurred pursuant to the Plan in any fiscal year in excess of 1.0% of the Fund's average daily net assets will not be reimbursed by the Fund through payments accrued in any subsequent fiscal year. The Fund accrued $1,178,353 to the Distributor pursuant to the Plan for the fiscal year ended September 30, 1995. This is an accrual at the annual rate of 0.98% of the Fund's average daily net assets.


DETERMINATION OF NET ASSET VALUE


    The net asset value per share of the Fund is determined once daily at 4:00 p.m., New York time (or, on days when the New York Stock Exchange closes prior to 4:00 p.m., at such earlier time), on each day that the New York Stock Exchange is open by taking the value of all assets of the Fund, subtracting all its liabilities, dividing by the number of shares outstanding and adjusting to the nearest cent. The net asset value per share will not be determined on Good Friday and on such other federal and non-federal holidays as are observed by the New York Stock Exchange.



    In the calculation of the Fund's net asset value: (1) an equity portfolio security listed or traded on the New York or American Stock Exchange or other stock exchange or quoted by NASDAQ is valued at its latest sale price on that exchange or quotation service prior to the time when assets are valued; if there were no sales that day, the security, is valued at the latest bid price (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); and (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation. When market quotations are not readily available, including circumstances under which it is determined by the Adviser that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. For valuation purposes, quotations of foreign portfolio securities are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the New York Stock Exchange as of the morning of valuation. Dividends receivable are accrued as of the ex-dividend date or as of the time that the relevant ex-dividend date and amounts become known.


    Short-term debt securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, unless the Trustees determine such does not reflect the securities' market value, in which case these securities will be valued at their fair value as determined by the Trustees.

    Certain of the Fund's portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees. The pricing service utilizes a matrix system incorporating security quality, maturity and coupon as the evaluation model parameters, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service.

SHAREHOLDER SERVICES
--------------------------------------------------------------------------------

    AUTOMATIC INVESTMENT OF DIVIDENDS AND DISTRIBUTIONS. All income dividends and capital gains distributions are automatically paid in full and fractional shares of the Fund (or, if specified by the shareholder, any other TCW/DW Fund), unless the shareholder requests that they be paid in cash. Each purchase of shares of the Fund is made upon the condition that the Transfer Agent is thereby automatically appointed as agent of the investor to receive all dividends and capital gains distributions on shares owned by the investor. Such dividends and distributions will be paid, at the net asset value per share, in shares of the Fund (or in cash if the shareholder so requests) as of the close of business on the record date. At any time an investor may request the Transfer Agent, in writing, to have subsequent dividends and/or capital gains distributions paid to him or her in cash rather than shares. In order to provide sufficient time to process the change, such request should be received by the Transfer Agent at least five business days prior to the record date of the dividend or distribution. In the case of recently purchased shares for which registration instructions have not been received on the record date, cash payments will be made to DWR or other Selected Broker-Dealers, which will be forwarded to the shareholder, upon the receipt of proper instructions.

    INVESTMENT OF DIVIDENDS OR DISTRIBUTIONS RECEIVED IN CASH. Any shareholder who receives a cash payment representing a dividend or capital gains distribution may invest such dividend or distribution at the net asset value per share next determined after receipt by the Transfer Agent, by returning the check or the proceeds to the Transfer Agent within 30 days after the payment date.

    EASYINVESTSM. Shareholders may subscribe to EasyInvest, an automatic purchase plan which provides for any amount from $100 to $5,000 to be transferred automatically from a checking or savings account, on a semi-monthly, monthly or quarterly basis, to the Transfer Agent for investment in shares of the Fund.

    SYSTEMATIC WITHDRAWAL PLAN. A systematic withdrawal plan (the "Withdrawal Plan") is available for shareholders who own or purchase shares of the Fund having a minimum value of $10,000 based upon the then current net asset value. The Withdrawal Plan provides for monthly or quarterly (March, June, September and December) checks in any dollar amount, not less than $25, or in any whole percentage of the account balance, on an annualized basis. Only shareholders having accounts in which no share certificates have been issued will be permitted to enroll in the Withdrawal Plan.

    Shareholders should contact their DWR or other Selected Broker-Dealer account executive or the Transfer Agent for further information about any of the above services.

    TAX SHELTERED RETIREMENT PLANS. Retirement plans are available for use by corporations, the self-employed, Individual Retirement Accounts and Custodial Accounts under Section 403(b)(7) of the Internal Revenue Code. Adoption of such plans should be on advice of legal counsel or tax adviser.

    For further information regarding plan administration, custodial fees and other details, investors should contact their DWR or other Selected Broker-Dealer account executive or the Fund.

EXCHANGE PRIVILEGE


    An "Exchange Privilege," that is, the privilege of exchanging shares of certain investment companies for shares of the Fund, exists whereby shares of TCW/DW Funds which are open-end investment companies sold with a contingent deferred (at time of redemption) sales charge ("CDSC Funds") may be exchanged for shares of the Fund, for shares of TCW/DW North American Government Income Trust and TCW/DW Income and Growth Fund, and for shares of five money market funds for which InterCapital serves as investment manager: Dean Witter Liquid Asset Fund Inc., Dean Witter U.S. Government Money Market Trust, Dean Witter Tax-Free Daily Income Trust, Dean Witter California Tax-Free Daily Income Trust and Dean Witter New York Municipal Money Market Trust (the foregoing eight investment companies, including the Fund, are hereinafter collectively referred to as "Exchange Funds").


    An exchange from a CDSC Fund to an Exchange Fund that is not a money market fund is on the basis of the next calculated net asset value per share of each fund after the exchange order is received. When exchanging into a money market fund from a CDSC Fund, shares of the CDSC Fund are redeemed at their next calculated net asset value and exchanged for shares of the money market fund at their net asset value determined the following business day. Additionally, shares of any Exchange Fund received in an exchange for shares of a CDSC Fund
(regardless of the type of fund originally purchased) may be redeemed and exchanged for shares of an Exchange Fund or CDSC Fund. Any applicable contingent deferred sales charge ("CDSC") will have to be paid upon ultimate redemption of shares originally purchased from a CDSC Fund. During the period of time the shares originally purchased from a CDSC Fund remain in the Exchange Fund, the holding period (for the purpose of determining the rate of CDSC) is frozen so that the charge is based upon the period of time the shareholder held shares of a CDSC Fund. If those shares are subsequently reexchanged for shares of a CDSC Fund, the holding period previously frozen when the first exchange was made resumes on the last day of the month in which shares of a CDSC Fund are reaquired. Thus, the CDSC is based upon the time (calculated as described above) the shareholder was invested in a CDSC Fund. However, in the case of shares exchanged into an Exchange Fund, upon a redemption of shares which results in a CDSC being imposed, a credit (not to exceed the amount of the CDSC) will be given in an amount equal to the Exchange Fund 12b-1 distribution fees which are attributable to those shares (see "Purchase of Fund Shares -- Plan of Distribution" in this Prospectus or the respective other Exchange Fund prospectus for a description of Exchange Fund 12b-1 distribution fees). Exchanges involving CDSC Funds may be made after the shares of the CDSC Fund acquired by purchase (not by exchange or dividend reinvestment) have been held for thirty days. There is no waiting period for exchanges of shares acquired by exchange or dividend reinvestment.

    Purchases and exchanges should be made for investment purposes only. A pattern of frequent exchanges may be deemed by the Manager to be abusive and contrary to the best interests of the Fund's other shareholders and, at the Manager's discretion, may be limited by the Fund's refusal to accept additional purchases and/or exchanges from the investor. Although the Fund does not have any specific definition of what constitutes a pattern of frequent exchanges, and will consider all relevant factors in determining whether a particular situation is abusive and contrary to the best interests of the Fund and its other shareholders, investors should be aware that the Fund, each of the other TCW/DW Funds and each of the money market funds may in their discretion limit or otherwise restrict the number of times this Exchange Privilege may be exercised by any investor. Any such restriction will be made by the Fund on a prospective basis only, upon notice to the shareholder not later than ten days following such shareholder's most recent exchange. Also, the Exchange Privilege may be terminated or revised at any time by the Fund and/or any of such TCW/DW Funds or money market funds for which shares of the Fund have been exchanged, upon such notice as may be required by applicable regulatory agencies.
Shareholders maintaining margin accounts with DWR or another Selected Broker-Dealer are referred to their account executive regarding restrictions on exchange of shares pledged in the margin account.

    The current prospectus for each fund describes its investment objective(s) and policies, and shareholders should obtain a copy and examine it carefully before investing. Exchanges are subject to the minimum investment requirement and any other conditions imposed by each fund. An exchange will be treated for federal income tax purposes the same as a repurchase or redemption of shares, on which the shareholder may realize a capital gain or loss. However, the ability to deduct capital losses on an exchange may be limited in situations where there is an exchange of shares within ninety days after the shares are purchased. The Exchange Privilege is only available in states where an exchange may legally be made.


    If DWR or another Selected Broker-Dealer is the current dealer of record and its account numbers are part of the account information, shareholders may initiate an exchange of shares of the Fund for shares of any of the funds for which the Exchange Privilege is available pursuant to this Exchange Privilege by contacting their DWR or other Selected Broker-Dealer account executive (no Exchange Privilege Authorization Form is required). Other shareholders (and those shareholders who are clients of DWR or another Selected Broker-Dealer but who wish to make exchanges directly by writing or telephoning the Transfer Agent) must complete and forward to the Transfer Agent an Exchange Privilege Authorization Form, copies of which may be obtained from the Transfer Agent, to initiate an exchange. If the Authorization Form is used, exchanges may be made in writing or by contacting the Transfer Agent at (800) 869-NEWS (toll free). The Fund will employ reasonable procedures to confirm that exchange instructions communicated over the telephone are genuine. The procedures include requiring various forms of personal identification such as name, mailing address, social security or other tax identification number and DWR or other Selected Broker-Dealer account number (if any). Telephone instructions will also be recorded. If such procedures are not employed, the Fund may be liable for any losses due to unauthorized or fraudulent transactions.


    Telephone exchange instructions will be accepted if received by the Transfer Agent between 9:00 a.m. and 4:00 p.m., New York time, on any day the New York Stock Exchange is open. Any shareholder wishing to make an exchange who has previously filed an Exchange Privilege Authorization Form and who is unable to reach the Fund by telephone should contact his or her DWR or other Selected
Broker-Dealer account executive, if appropriate, or make a written exchange request. Shareholders are advised that during periods of drastic economic or market changes, it is possible that the telephone exchange procedures may be difficult to implement, although this has not been the case in the past with other funds managed by the Manager.

    For further information regarding the Exchange Privilege, shareholders should contact their DWR or other Selected Broker-Dealer account executive or the Transfer Agent.

REPURCHASES AND REDEMPTIONS
--------------------------------------------------------------------------------

    REPURCHASES. DWR and other Selected Broker-Dealers are authorized to repurchase shares represented by a share certificate which is delivered to any of their offices. Shares held in a shareholder's account without a share certificate may also be repurchased by DWR and other Selected Broker-Dealers upon the telephonic request of the shareholder. The repurchase price is the net asset value next determined (see "Purchase of Fund Shares -- Determination of Net Asset Value") after such repurchase order is received by DWR or the other Selected Broker-Dealer. The offers by DWR and other Selected Broker-Dealers to repurchase shares from shareholders may be suspended by them at any time. In that event, shareholders may redeem their shares through the Fund's Transfer Agent as set forth below under "Redemptions."

    REDEMPTIONS. Shares of the Fund can be redeemed for cash at any time at net asset value per share next determined. If shares are held in a shareholder's account at the Transfer Agent without a share certificate, a written request for redemption must be sent to the Fund's Transfer Agent at P.O. Box 983, Jersey City, NJ 07303. The share certificate, or an accompanying stock power, and the request for redemption, must be signed by the shareholder or shareholders exactly as the shares are registered. Each request for redemption, whether or not accompanied by a share certificate, must be sent to the Fund's Transfer Agent, which will redeem the shares at their net asset value next determined as described under "Purchase of Fund Shares -- Determination of Net Asset Value" after it receives the request, and certificate, if any, in good order. Any redemption request received after such determination will be redeemed at the next determined net asset value. The term "good order" means that the share certificate, if any, and request for redemption are properly signed, accompanied by any documentation required by the Transfer Agent, and bear signature guarantees when required by the Fund or the Transfer Agent. If redemption is requested by a corporation, partnership, trust or fiduciary, the Transfer Agent may require that written evidence of authority acceptable to the Transfer Agent be submitted before such request is accepted. With regard to shares of the Fund acquired pursuant to the Exchange Privilege, any applicable contingent deferred sales charge will be imposed upon the redemption of such shares (see "Purchase of Fund Shares -- Exchange Privilege").

    Whether certificates are held by the shareholder or shares are held in a shareholder's account, if the proceeds are to be paid to any person other than the record owner, or if the proceeds are to be paid to a corporation (other than DWR or other Selected Broker-Dealer for the account of the shareholder), partnership, trust or fiduciary, or sent to the shareholder at an address other than the registered address, signatures must be guaranteed by an eligible guarantor acceptable to the Transfer Agent (shareholders should contact the Transfer Agent for a determination as to whether a particular institution is such an eligible guarantor). A stock power may be obtained from any dealer or commercial bank. The Fund may change the signature guarantee requirements from time to time upon notice to shareholders, which may be by means of a revised prospectus.

    PAYMENT FOR SHARES REPURCHASED OR REDEEMED. Payment for shares presented for repurchase or redemption will be made by check within seven days after receipt by the Transfer Agent of the certificate and/or written request in good order. Such payment may be postponed or the right of redemption suspended under unusual circumstances. If the shares to be redeemed have recently been purchased by check, payment of the redemption proceeds may be delayed for the minimum time needed to verify that the check used for investment has been honored (not more than fifteen days from the time of receipt of the check by the Transfer Agent). Shareholders maintaining margin accounts with DWR or another Selected Broker-Dealer are referred to their account executive regarding restrictions on redemption of shares of the Fund pledged in the margin account.

    REINSTATEMENT PRIVILEGE. A shareholder who has had his or her shares repurchased or redeemed and has not previously exercised this reinstatement privilege may, within 30 days after the date of the repurchase or redemption, reinstate any portion or all of the proceeds of such repurchase or redemption in shares of the Fund at net asset value next determined after a reinstatement request, together with the proceeds, is received by the Transfer Agent.

    INVOLUNTARY REDEMPTION. The Fund reserves the right, on 60 days' notice, to redeem, at their net asset value, the shares of any shareholder (other than shares held in an Individual Retirement Account or custodial account under
Section 403(b)(7) of the Internal Revenue Code) whose shares due to redemptions by the shareholder have a value of less than $100 or such lesser amount as may be fixed by the Trustees. However, before the Fund redeems such shares and sends the proceeds to the shareholder, it will notify the shareholder that the value of the shares is less than $100 and allow him or her 60 days to make an additional investment in an amount which will increase the value of his or her account to $100 or more before the redemption is processed.

DIVIDENDS, DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

    DIVIDENDS AND DISTRIBUTIONS. The Fund intends to pay quarterly dividends and to distribute substantially all of the Fund's net investment income. The Fund may distribute quarterly net short-term capital gains, if any. The Fund intends to distribute net short-term and net long-term capital gains, if any, at least once each year. The Fund may, however, determine either to distribute or to retain all or part of any net long-term capital gains in any year for reinvestment.

    All dividends and any capital gains distributions will be paid in additional Fund shares and automatically credited to the shareholder's account without issuance of a share certificate unless the shareholder requests in writing that all dividends and/or distributions be paid in cash. (See "Shareholders Services -- Automatic Investment of Dividends and Distributions.")


    TAXES. Because the Fund intends to distribute all or its net investment income and capital gains to shareholders and otherwise continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, it is not expected that the Fund will be required to pay any federal income tax. Shareholders who are required to pay taxes on their income will normally have to pay federal income taxes, and any state income taxes, on the dividends and distributions they receive from the Fund. Such dividends and distributions to the extent that they are derived from net investment income or short-term capital gains, are taxable to the shareholder as ordinary income regardless of whether the shareholder receives such payments in additional shares or in cash. Any dividends declared with a record date in the last quarter of any calendar year which are paid in the following year prior to February 1 will be deemed received by the shareholder in the prior calendar year. Dividend payments will be eligible for the federal dividends received deduction available to the Fund's corporate shareholders only to the extent the aggregate dividends received by the Fund would be eligible for the deduction if the Fund were the shareholder claiming the dividends received deduction. In this regard, a 46-day holding period generally must be met.


    Distributions of net long-term capital gains, if any, are taxable to shareholders as long-term capital gains regardless of how long a shareholder has held the Fund's shares and regardless of whether the distribution is received in additional shares or in cash. Capital gains distributions are not eligible for the dividends received deduction.

    After the end of the year, shareholders will be sent full information on their dividends and capital gains distributions for tax purposes. To avoid being subject to a 31% federal backup withholding tax on taxable dividends, capital gains distributions and the proceeds of redemptions and repurchases, shareholders' taxpayer identification numbers must be furnished and certified as to their accuracy.

    Shareholders should consult their tax advisers as to the applicability of the foregoing to their current situation.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

    From time to time the Fund may quote its "yield" and/or its "total return" in advertisements and sales literature. Both the yield and the total return of the Fund are based on historical earnings and are not intended to indicate future performance. The yield of the Fund is computed by dividing the net investment income of the Fund over a 30-day period by an average value (using the average number of shares entitled to receive dividends and the net asset value per share at the end of the period), all in accordance with applicable regulatory requirements. Such amount is compounded for six months and then annualized for a twelve-month period to derive the yield of the Fund.

    From time to time the Fund may quote its "total return" in advertisements and sales literature. The total return of the Fund is based on historical earnings and is not intended to indicate future performance. The "aver-age annual total return" of the Fund refers to a figure reflecting the average annualized percentage increase (or decrease) in the value of an initial investment in the Fund of $1,000 over a period of one, five and ten years or over the life of the Fund, if less than any of the foregoing. Average annual total return reflects all income earned by the Fund, any appreciation or depreciation of the Fund's assets, all expenses incurred by the Fund and all sales charges which would be incurred by redeeming shareholders, for the stated periods. It also assumes reinvestment of all dividends and distributions paid by the Fund.


    In addition to the foregoing, the Fund may advertise its total return over different periods of time by means of aggregate, average, and year-by-year or other types of total return figures. The Fund may also advertise the growth of hypothetical investments of $10,000, $50,000 and $100,000 in shares of the Fund. The Fund from time to time may also advertise its performance relative to certain performance rankings and indexes compiled by independent organizations (such as mutual fund performance rankings of Lipper Analytical Services, Inc.).

ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

    VOTING RIGHTS. All shares of beneficial interest of the Fund are of $0.01 par value and are equal as to earnings, assets and voting privileges. There are no conversion, pre-emptive or other subscription rights. In the event of liquidation, each share of beneficial interest of the Fund is entitled to its portion of all of the Fund's assets after all debts and expenses have been paid. The shares do not have cumulative voting rights.

    The Fund is not required to hold Annual Meetings of Shareholders and in ordinary circumstances the Fund does not intend to hold such meetings. The Trustees may call Special Meetings of Shareholders for action by shareholder vote as may be required by the Act or the Declaration of Trust. Under certain circumstances the Trustees may be removed by action of the Trustees or by the shareholders.

    Under Massachusetts law, shareholders of a business trust may, under certain limited circumstances, be held personally liable as partners for obligations of the Fund. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Fund, requires that Fund obligations include such disclaimer, and provides for indemnification and reimbursement of expenses out of the Fund's property for any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations. Given the above limitations on shareholder personal liability, and the nature of the Fund's assets and operations, in the opinion of Massachusetts counsel to the Fund, the risk to shareholders of personal liability is remote.


    CODE OF ETHICS. The Adviser is subject to a Code of Ethics with respect to investment transactions in which the Adviser's officers, directors and certain other persons have a beneficial interest to avoid any actual or potential conflict or abuse of their fiduciary position. The Code of Ethics, as it pertains to the TCW/DW Funds, contains several restrictions and procedures designed to eliminate conflicts of interest including: (a) pre-clearance of personal investment transactions to ensure that personal transactions by employees are not being conducted at the same time as the Adviser's clients; (b) quarterly reporting of personal securities transactions; (c) a prohibition against personally acquiring securities in an initial public offering, entering into uncovered short sales and writing uncovered options; (d) a seven day "black-out period" prior or subsequent to a TCW/DW Fund transaction during which portfolio managers are prohibited from making certain transactions in securities which are being purchased or sold by a TCW/DW Fund; (e) a prohibition, with respect to certain investment personnel, from profiting in the purchase and sale, or sale and purchase, of the same (or equivalent) securities within 60 calendar days; and (f) a prohibition against acquiring any security which is subject to firm wide or, if applicable, a department restriction of the Adviser. The Code of Ethics provides that exemptive relief may be given from certain of its requirements, upon application. The Adviser's Code of

Ethics complies with regulatory requirements and, insofar as it relates to persons associated with registered investment companies, the Report of the Advisory Group on Personal Investing of the Investment Company Institute.


    SHAREHOLDER INQUIRIES. All inquiries regarding the Fund should be directed to the Fund at the telephone numbers or address set forth on the front cover of this Prospectus.

TCW/DW Balanced Fund
Two World Trade Center
New York, New York 10048

TRUSTEES
                                     TCW/DW
John C. Argue                        BALANCED FUND
Richard M. DeMartini
Charles A. Fiumefreddo
John R. Haire
Dr. Manuel H. Johnson
Paul Kolton
Thomas E. Larkin, Jr.
Michael E. Nugent
John L. Schroeder
Marc I. Stern
OFFICERS
Charles A. Fiumefreddo
Chairman and Chief Executive
Officer
Thomas E. Larkin, Jr.
President
Sheldon Curtis
Vice President, Secretary and
General Counsel
James A. Tilton
Vice President
James M. Goldberg
Vice President
Thomas F. Caloia
Treasurer
CUSTODIAN
The Bank of New York
90 Washington Street
New York, New York 10286
TRANSFER AGENT
AND DIVIDEND DISBURSING AGENT
Dean Witter Trust Company
Harborside Financial Center
Plaza Two
Jersey City, New Jersey 07311
INDEPENDENT ACCOUNTANTS
Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036
MANAGER
Dean Witter Services Company Inc.
ADVISER
TCW Funds Management, Inc.
                                     PROSPECTUS
                                     NOVEMBER 21, 1995

                                                                          [LOGO]
                                                                        BALANCED
                                                                            FUND

STATEMENT OF ADDITIONAL INFORMATION


November 21, 1995


--------------------------------------------------------------------------------

TCW/DW Balanced Fund (the "Fund") is an open-end, diversified management investment company, whose investment objective is to achieve high total return through a combination of income and capital appreciation. The Fund seeks to achieve its investment objective by investing in a diversified portfolio of common stocks and investment grade fixed-income securities. See "Investment Practices and Policies."


    A Prospectus for the Fund dated November 21, 1995, which provides the basic information you should know before investing in the Fund, may be obtained without charge from the Fund at the address or telephone numbers listed below or from the Fund's Distributor, Dean Witter Distributors Inc., or from Dean Witter Reynolds Inc. at any of its branch offices. This Statement of Additional Information is not a Prospectus. It contains information in addition to and more detailed than that set forth in the Prospectus. It is intended to provide additional information regarding the activities and operations of the Fund, and should be read in conjunction with the Prospectus.



TCW/DW BALANCED FUND
Two World Trade Center
New York, New York 10048
(212) 392-2550
(800) 869-NEWS

TABLE OF CONTENTS
--------------------------------------------------------------------------------

----------------------------------------------------------------------------


The Fund and its Management..........................................................          3

Trustees and Officers................................................................          6

Investment Practices and Policies....................................................         13

Investment Restrictions..............................................................         33

Portfolio Transactions and Brokerage.................................................         34

The Distributor......................................................................         35

Shareholder Services.................................................................         38

Repurchases and Redemptions..........................................................         42

Dividends, Distributions and Taxes...................................................         42

Performance Information..............................................................         43

Description of Shares................................................................         44

Custodian and Transfer Agent.........................................................         44

Independent Accountants..............................................................         45

Reports to Shareholders..............................................................         45

Legal Counsel........................................................................         45

Experts..............................................................................         45

Registration Statement...............................................................         45

Appendix.............................................................................         46

Report of Independent Accountants....................................................         48

Financial Statements -- September 30, 1995...........................................         49

THE FUND AND ITS MANAGEMENT
--------------------------------------------------------------------------------

THE FUND


The Fund is a trust of the type commonly known as a "Massachusetts business trust" and was organized under the laws of the Commonwealth of Massachusetts on March 2, 1993. The Fund is one of the TCW/DW Funds, which currently consist, in addition to the Fund, of TCW/DW Core Equity Trust, TCW/DW North American Government Income Trust, TCW/DW Latin American Growth Fund, TCW/DW Income and Growth Fund, TCW/DW Small Cap Growth Fund, TCW/DW Term Trust 2000, TCW/DW Term Trust 2002, TCW/DW Term Trust 2003, TCW/DW Emerging Markets Opportunities Trust, TCW/DW Global Convertible Trust and TCW/DW Total Return Trust.


THE MANAGER


    Dean Witter Services Company Inc. (the "Manager"), a Delaware corporation, whose address is Two World Trade Center, New York, New York 10048, is the Fund's Manager. The Manager is a wholly-owned subsidiary of Dean Witter InterCapital Inc. ("InterCapital"), a Delaware corporation. InterCapital is a wholly-owned subsidiary of Dean Witter, Discover & Co. ("DWDC"), a Delaware corporation. In an internal reorganization which took place in January, 1993, InterCapital assumed the investment advisory, administrative and management activities previously performed by the InterCapital Division of Dean Witter Reynolds Inc. ("DWR"), a broker-dealer affiliate of the Manager. (As hereinafter used in this Statement of Additional Information, the term "InterCapital" refers to DWR's InterCapital Division prior to the internal reorganization and to Dean Witter InterCapital Inc. thereafter.) The daily management of the Fund is conducted by or under the direction of officers of the Fund and of the Manager and Adviser (see below), subject to review by the Fund's Board of Trustees. In addition, Trustees of the Fund may provide guidance on economic factors and interest rate trends. Information as to these Trustees and officers is contained under the caption "Trustees and Officers."


    Pursuant to a management agreement (the "Management Agreement") with the Manager, the Fund has retained the Manager to manage the Fund's business affairs, supervise the overall day-to-day operations of the Fund (other than rendering investment advice) and provide all administrative services to the Fund. Under the terms of the Management Agreement, the Manager also maintains certain of the Fund's books and furnishes, at its own expense, such office space, facilities, equipment, supplies, clerical help and bookkeeping and legal services as the Fund may reasonably require in the conduct of its business, including the preparation of prospectuses, statements of additional information, proxy statements and reports required to be filed with the federal and state securities commissions (except insofar as the participation or assistance of independent accountants and attorneys is, in the opinion of the Manager, necessary or desirable). In addition, the Manager pays the salaries of all personnel, including officers of the Fund, who are employees of the Manager. The Manager also bears the cost of the Fund's telephone service, heat, light, power and other utilities.

    As full compensation for the services and facilities furnished to the Fund and expenses of the Fund assumed by the Manager, the Fund pays the Manager monthly compensation calculated daily by applying the annual rate of 0.45% to the Fund's daily net assets. While the total fees payable under the Management Agreement and the Advisory Agreement (described below) are higher than that paid by most other investment companies for similar services, the Board of Trustees determined that the total fees payable under the Management Agreement and the Advisory Agreement are reasonable in relation to the scope and quality of services to be provided thereunder. In this regard, in evaluating the Management Agreement and the Advisory Agreement, the Board of Trustees recognized that the Manager and the Adviser had, pursuant to an agreement described under the section entitled "The Adviser," agreed to a division as between themselves of the total fees necessary for the management of the business affairs of and the furnishing of investment advice to the Fund. Accordingly, in reviewing the Management Agreement and Advisory Agreement, the Board viewed as most significant the question as to whether the total fees payable under the Management and Advisory Agreements were in the aggregate reasonable in relation to the services to be provided thereunder. For the fiscal period from October 29, 1993 (commencement of operations) through September 30, 1994 and for the fiscal year ended September 30, 1995, the Fund accrued to the Manager and InterCapital total compensation under the Management Agreement (and the prior management agreement described below) of $566,122 and $541,070, respectively.


    The Management Agreement provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations thereunder, the Manager is not liable to the Fund or any of its investors for any act or omission by the Manager or for any losses sustained by the Fund or its investors. The Management Agreement in no way restricts the Manager from acting as manager to others.

    InterCapital paid the organizational expenses of the Fund incurred prior to the offering of the Fund's shares. The Fund has reimbursed InterCapital for such expenses of approximately $180,000. These expenses have been deferred and are being amortized by the Fund on the straight line method over a period not to exceed five years from the date of commencement of the Fund's operations.


    The Management Agreement was initially approved by the Trustees on June 4, 1994 and became effective on April 17, 1995. The Management Agreement replaced a prior management agreement in effect between the Fund and Dean Witter Services Company, Inc. which in turn replaced a prior management agreement in effect between the Fund and InterCapital, the parent company of the Manager. The nature and scope of services provided to the Fund, and the formula to determine fees paid by the Fund under the Management Agreement, are identical to those of the previous agreements. The Management Agreement may be terminated at any time, without penalty, on thirty days' notice by the Trustees of the Fund or by the Manager.



    Under its terms, the Management Agreement had an initial term ending April 30, 1995, and will continue in effect from year to year thereafter, provided continuance of the Agreement is approved at least annually by the Trustees of the Fund, including the vote of a majority of the Trustees of the Fund who are not parties to the Management or Advisory Agreement or "interested persons" (as defined in the Investment Company Act of 1940, as amended (the "Act")), of any such party (the "Independent Trustees"). Continuation of the Management
Agreement for one year, until April 30, 1996, was approved by the Trustees, including a majority of the Independent Trustees, at their meeting on April 20, 1995.


THE ADVISER


TCW Funds Management, Inc. (the "Adviser") is a wholly-owned subsidiary of The TCW Group, Inc. ("TCW"), whose direct and indirect subsidiaries, including Trust Company of the West and TCW Asset Management Company, provide a variety of trust, investment management and investment advisory services. As of
September  30,  1995,  the  Adviser and  its  affiliates  had  approximately $52 billion under management or committed to management. The Adviser is headquartered at 865 South Figueroa Street, Suite 1800, Los Angeles, California 90017 and is registered as an investment adviser under the Investment Advisers Act of 1940. In addition to the Fund, the Adviser serves as investment adviser to eleven other TCW/DW Funds: TCW/DW Core Equity Trust, TCW/DW North American Government Income Trust, TCW/DW Latin American Growth Fund, TCW/DW Income and Growth Fund, TCW/DW Small Cap Growth Fund, TCW/DW Term Trust 2000, TCW/DW Term Trust 2002, TCW/DW Term Trust 2003, TCW/DW Emerging Markets Opportunities Trust, TCW/DW Global Convertible Trust and TCW/DW Total Return Trust. The Adviser also serves as investment adviser to TCW Convertible Securities Fund, Inc., a closed-end investment company listed on the New York Stock Exchange, and to TCW Galileo Funds, Inc., an open-end investment company, and acts as adviser or sub-adviser to other investment companies.



    Robert A. Day, who is Chairman of the Board of Directors of TCW, may be deemed to be a control person of the Adviser by virtue of the aggregate ownership of Mr. Day and his family of more than 25% of the outstanding voting stock of TCW.

    Pursuant to an investment advisory agreement (the "Advisory Agreement") with the Adviser, the Fund has retained the Adviser to invest the Fund's assets, including the placing of orders for the purchase and sale of portfolio securities. The Adviser obtains and evaluates such information and advice relating to the economy, securities markets, and specific securities as it considers necessary or useful to continuously manage the assets of the Fund in a manner consistent with its investment objective. In addition, the Adviser pays the salaries of all personnel, including officers of the Fund, who are employees of the Adviser.


    As full compensation for the services and facilities furnished to the Fund and expenses of the Fund assumed by the Adviser, the Fund pays the Adviser monthly compensation calculated daily by applying the annual rate of 0.30% to the Fund's daily net assets. For the fiscal period from October 29, 1993 through September 30, 1994 and for the fiscal year ended September 30, 1995, the Fund accrued to the Adviser total compensation under the Advisory Agreement of $377,415 and $360,714, respectively.


    The Advisory Agreement provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations thereunder, the Adviser is not liable to the Fund or any of its investors for any act or omission by the Adviser or for any losses sustained by the Fund or its Investors. The Advisory Agreement in no way restricts the Adviser from acting as investment adviser to others.

    The Advisory Agreement was initially approved by the Trustees on April 28, 1993 and by InterCapital as then sole shareholder on July 22, 1993. The Advisory Agreement may be terminated at any time, without penalty, on thirty days' notice by the Trustees of the Fund, by the holders of a majority, as defined in the Act, of the outstanding shares of the Fund, or by the Adviser. The Agreement will automatically terminate in the event of its assignment (as defined in the Act).


    Under its terms, the Advisory Agreement had an initial term ending April 30, 1995, and will continue from year to year thereafter, provided continuance of the Agreement is approved at least annually by the vote of the holders of a majority, as defined in the Act, of the outstanding shares of the Fund, or by the Trustees of the Fund; provided that in either event such continuance is approved annually by the vote of a majority of the Independent Trustees of the Fund, which vote must be cast in person at a meeting called for the purpose of voting on such approval. At their meeting held on April 20, 1995, the Board of Trustees, including all of the Independent Trustees, approved the continuation of the Advisory Agreement until April 30, 1996.


    Expenses not expressly assumed by the Manager under the Management Agreement, by the Adviser under the Advisory Agreement or by the Distributor of the Fund's shares, Dean Witter Distributors Inc. ("Distributors" or the "Distributor") (see "The Distributor"), will be paid by the Fund. The expenses borne by the Fund include, but are not limited to: expenses of the Plan of Distribution pursuant to Rule 12b-1 (see "The Distributor"); charges and expenses of any registrar; custodian, stock transfer and dividend disbursing agent; brokerage commissions and securities transaction costs; taxes; engraving and printing of share certificates; registration costs of the Fund and its shares under federal and state securities laws; the cost and expense of printing, including typesetting, and distributing Prospectuses and Statements of Additional Information of the Fund and supplements thereto to the Fund's shareholders; all expenses of shareholders' and Trustees' meetings and of preparing, printing and mailing of proxy statements and reports to shareholders; fees and travel expenses of Trustees or members of any advisory board or committee who are not employees of the Manager or Adviser or any corporate affiliate of either; all expenses incident to any dividend, withdrawal or redemption options; charges and expenses of any outside service used for pricing of the Fund's shares; fees and expenses of legal counsel, including counsel to the Trustees who are not interested persons of the Fund or of the Manager or the Adviser (not including compensation or expenses of attorneys who are employees of the Manager or the Adviser) and independent accountants; membership dues of industry associations; interest on Fund borrowings; postage; insurance premiums on property or personnel (including officers and Trustees) of the Fund which inure to its benefit; extraordinary expenses (including, but not limited to, legal claims and liabilities and litigation costs and any indemnification relating thereto); and all other costs of the Fund's operation.


    Pursuant   to  the  Management  and  Advisory  Agreements,  total  operating expenses of the Fund are subject to applicable limitations under rules and regulations of states where the Fund is authorized to sell its shares. Therefore, operating expenses are effectively subject to the most restrictive of such limitations as the same may be amended from time to time. Presently, the most restrictive limitation is as follows. If, in any fiscal year, the Fund's total operating expenses, exclusive of taxes, interest, brokerage fees, distribution fees and extraordinary expenses (to the extent permitted by the applicable state securities laws and regulations), exceed 2 1/2% of the first $30,000,000 of average daily net assets, 2% of the next $70,000,000 and 1 1/2% of any excess over $100,000,000, the Manager and the Adviser will reimburse the Fund, on a pro rata basis, for the amount of such excess. Such amount, if any, will be calculated daily and credited on a monthly basis. The Fund's expenses did not exceed the limitation set forth above during the fiscal period from October 29, 1993 through September 30, 1994 and for the fiscal year ended September 1995.


    DWR and TCW have entered into an Agreement for the purpose of creating, managing, administering and distributing a family of investment companies and other managed pooled investment vehicles offered on a retail basis within the United States. The Agreement contemplates that, subject to approval of the board of trustees or directors of a particular investment entity, DWR or its affiliates will provide management and distribution services and TCW or its affiliates will provide investment advisory services for each such investment entity. The Agreement sets forth the terms and conditions of the relationship between TCW and its affiliates and DWR and its affiliates and the manner in which the parties will implement the creation and maintenance of the investment entities, including the parties' expectations as to respective allocation of fees to be paid by an investment entity to each party for the services to be provided to it by such party.

    The Fund has acknowledged that each of DWR and TCW owns its own name, initials and logo. The Fund has agreed to change its name at the request of either the Manager or the Adviser, or if the Management Agreement between the Manager and the Fund or the Advisory Agreement between the Adviser and the Fund is terminated.

TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------


    The Trustees and Executive Officers of the Fund, their principal business occupations during the last five years and their affiliations, if any, with the Manager or the Adviser, and the affiliated companies of either, and with the 12 TCW/DW Funds and with the 79 investment companies of which InterCapital serves as investment manager or investment adviser (the "Dean Witter Funds"), are shown below.



       Name, Age, Position with Fund and Address                Principal Occupation During Last Five Years
--------------------------------------------------------  --------------------------------------------------------
John C. Argue (63)                                        Of  Counsel, Argue Pearson Harbison  & Myers (law firm);
Trustee                                                   Director, Avery  Dennison Corporation  (manufacturer  of
c/o Argue Pearson Harbison & Myers 801 South Flower       self-adhesive  products and office  supplies) and CalMat
Street                                                    Company  (producer  of  aggregates,  asphalt  and  ready
Los Angeles, California                                   mixed  concrete);  Chairman,  Rose  Hills  Memorial Park
                                                          (cemetery); advisory  director,  LAACO Ltd.  (owner  and
                                                          operator  of private clubs and real estate); director or
                                                          trustee of  various  business  and  not-for-profit  cor-
                                                          porations;  Director, TCW Galileo  Funds, Inc.; Trustee,
                                                          University of  Southern California,  Occidental  College
                                                          and Pomona College; Trustee of the TCW/DW Funds.

       Name, Age, Position with Fund and Address                Principal Occupation During Last Five Years
--------------------------------------------------------  --------------------------------------------------------
Richard M. DeMartini* (43)                                President  and  Chief Operating  Officer of  Dean Witter
Trustee                                                   Capital,  a  division  of  DWR;  Director  of  DWR,  the
Two World Trade Center                                    Manager,  InterCapital,  Distributors  and  Dean  Witter
New York, New York                                        Trust Company  ("DWTC");  Executive  Vice  President  of
                                                          Dean  Witter Discover & Co. ("DWDC"); Member of the DWDC
                                                          Management Committee;  Trustee  of the  TCW/  DW  Funds;
                                                          member   (since  January,  1993)   and  Chairman  (since
                                                          January, 1995) of the Board of Directors of NASDAQ.

Charles A. Fiumefreddo* (62)                              Chairman, Chief Executive  Officer and  Director of  the
Chairman of the Board, Chief                              Manager,  InterCapital and  Distributors; Executive Vice
Executive Officer and Trustee                             President and Director  of DWR; Chairman  of the  Board,
Two World Trade Center                                    Chief  Executive  Officer  and  Trustee  of  the  TCW/DW
New York, New York                                        Funds; Chairman  of  the  Board,  Director  or  Trustee,
                                                          President and Chief Executive Officer of the Dean Witter
                                                          Funds;  Chairman  and  Director  of  DWTC;  Director  of
                                                          various  DWDC  subsidiaries;  formerly  Executive   Vice
                                                          President and Director of DWDC (until February, 1993).

John R. Haire (70)                                        Chairman  of  the Audit  Committee  and Chairman  of the
Trustee                                                   Committee of Independent Directors  or Trustees of  each
Two World Trade Center                                    of  the Dean  Witter Funds;  formerly President, Council
New York, New York                                        for Aid to Education  (1978-October, 1989) and  Chairman
                                                          and  Chief Executive  Officer of  Anchor Corporation, an
                                                          Investment Adviser (1964-1978);  Director of  Washington
                                                          National  Corporation (insurance); Trustee of the TCW/DW
                                                          Funds.

Dr. Manuel H. Johnson (46)                                Senior Partner,  Johnson  Smick International,  Inc.,  a
Trustee                                                   consulting   firm;   Koch  Professor   of  International
c/o Johnson Smick International, Inc.                     Economics and Director of  the Center for Global  Market
1133 Connecticut Avenue, N.W.                             Studies  at  George Mason  University  (since September,
Washington, D.C.                                          1990); Co-Chairman and a founder  of the Group of  Seven
                                                          Council  (G7C),  an  international  economic  commission
                                                          (since  September,  1990);  Director  of  NASDAQ  (since
                                                          June,  1995);  Director  of  Greenwich  Capital Markets,
                                                          Inc. (broker-dealer);  formerly  Vice  Chairman  of  the
                                                          Board   of  Governors  of  the  Federal  Reserve  System
                                                          (February, 1986-August,  1990) and  Assistant  Secretary
                                                          of  the U.S. Treasury (1982-1986); Trustee of the TCW/DW
                                                          Funds; Director or Trustee of the Dean Witter Funds.

       Name, Age, Position with Fund and Address                Principal Occupation During Last Five Years
--------------------------------------------------------  --------------------------------------------------------
Paul Kolton (71)                                          Chairman of  the Audit  Committee  and Chairman  of  the
Trustee                                                   Committee  of Independent Trustees  of the TCW/DW Funds;
c/o Gordon Altman Butowsky Weitzen                        former Chairman  of the  Financial Accounting  Standards
 Shalov & Wein                                            Advisory   Council  and  Chairman  and  Chief  Executive
Counsel to the Independent Trustees                       Officer of the American Stock Exchange; Director of  UCC
114 West 47th Street                                      Investors   Holding  Inc.   (Uniroyal  Chemical  Company
New York, New York                                        Inc.); director  or  trustee of  various  not-for-profit
                                                          organizations;  Director or  Trustee of  the Dean Witter
                                                          Funds.

Thomas E. Larkin, Jr.* (56)                               Executive  Vice   President,   The  TCW   Group,   Inc.;
President and Trustee                                     President  and Director  of Trust  Company of  the West;
865 South Figueroa Street                                 Vice Chairman  and  Director  of  TCW  Asset  Management
Los Angeles, California                                   Company;   Chairman  of   the  Adviser;   President  and
                                                          Director  of  TCW  Galileo  Funds,  Inc.;  Senior   Vice
                                                          President of TCW Convertible Securities Fund, Inc.; Vice
                                                          Chairman  of  the Advisory  Council  for the  College of
                                                          Business  Administration  of  the  University  of  Notre
                                                          Dame;  Director of  the California  Pediatric and Family
                                                          Medicine Center;  President and  Trustee of  the  TCW/DW
                                                          Funds.

Michael E. Nugent (59)                                    General   Partner,  Triumph  Capital,  L.P.,  a  private
Trustee                                                   investment   partnership;   formerly   Vice   President,
c/o Triumph Capital, L.P.                                 Bankers   Trust  Company  and   BT  Capital  Corporation
237 Park Avenue                                           (1984-1988); Director of various business
New York, New York                                        organizations; Trustee of the TCW/DW Funds; Director  or
                                                          Trustee of the Dean Witter Funds.

John L. Schroeder (65)                                    Retired;  Director or Trustee of  the Dean Witter Funds;
Trustee                                                   Trustee of  the TCW/DW  Funds; formerly  Executive  Vice
c/o Gordon Altman Butowsky Weitzen                        President  and  Chief  Investment  Officer  of  the Home
 Shalov & Wein                                            Insurance  Company   (August,   1991-September,   1995);
Counsel to the Independent Trustees                       Director  or Trustee  of Dean Witter  Funds; Director of
114 West 47th Street                                      Citizens Utilities Company; formerly Chairman and  Chief
New York, New York                                        Investment  Officer of  Axe-Houghton Management  and the
                                                          Axe-Houghton   Funds   (April,   1983-June   1991)   and
                                                          President  of  USF&G  Financial  Services,  Inc.  (June,
                                                          1990-June, 1991).

       Name, Age, Position with Fund and Address                Principal Occupation During Last Five Years
--------------------------------------------------------  --------------------------------------------------------
Marc I. Stern* (51)                                       President,  The  TCW  Group,  Inc.  (since  May,  1992);
Trustee                                                   President  and  Director  of  the  Adviser  (since  May,
865 South Figueroa Street                                 1992);  Vice  Chairman   and  Director   of  TCW   Asset
Los Angeles, California                                   Management  Company  (since May,  1992);  Executive Vice
                                                          President and  Director of  Trust Company  of the  West;
                                                          Chairman  and Director  of the TCW  Galileo Funds, Inc.;
                                                          Trustee of the  TCW/DW Funds; Chairman  of TCW  Americas
                                                          Development,  Inc. (since  November, 1990);  Chairman of
                                                          TCW Asia, Limited (since January 1993); Chairman of  TCW
                                                          London   International,  Limited  (since  March,  1993);
                                                          formerly  President  of   SunAmerica,  Inc.   (financial
                                                          services  company);  Director of  Qualcomm, Incorporated
                                                          (wireless  communications);  Director   or  Trustee   of
                                                          various not-for-profit organizations.

Sheldon Curtis (63)                                       Senior  Vice President, Secretary and General Counsel of
Vice President, Secretary and General Counsel             InterCapital and the Manager; Senior Vice President  and
Two World Trade Center                                    Secretary  of  Dean  Witter Trust  Company;  Senior Vice
New York, New York                                        President, Assistant  Secretary  and  Assistant  General
                                                          Counsel  of Distributors; Assistant Secretary of DWR and
                                                          Vice President,  Secretary and  General Counsel  of  the
                                                          Dean Witter Funds and of the TCW/DW Funds.

James A. Tilton (54)                                      Managing  Director of the Adviser; Managing Director and
Vice President                                            member of the Equity  Policy Committee of Trust  Company
865 South Figueroa Street                                 of  the West and TCW  Asset Management Company; Chairman
Los Angeles, California                                   of the Board of Verdugo  Hills Hospital and Chairman  of
                                                          the  Board of  Councilors of the  University of Southern
                                                          California School of Public Administration; director  of
                                                          various  other business organizations; Vice President of
                                                          TCW/DW Core Equity Trust and TCW/DW Total Return Trust.

James M. Goldberg (50)                                    Managing Director of the Adviser; Managing Director  and
Vice President                                            Chairman  of the Fixed Income  Policy Committee of Trust
865 South Figueroa Street                                 Company of the  West and TCW  Asset Management  Company;
Los Angeles, California                                   Vice  President  of  TCW/DW  North  American  Government
                                                          Income Trust  and  TCW/DW  North  American  Intermediate
                                                          Income Trust.

Thomas F. Caloia                                          First  Vice  President  and Assistant  Treasurer  of the
Treasurer                                                 Manager and  InterCapital and  Treasurer of  the  TCW/DW
Two World Trade Center                                    Funds   and  the  Dean  Witter  Funds;  previously  Vice
New York, New York                                        President of InterCapital.


------------
* Denotes Trustees who are "interested persons" of the Fund, as defined in the Act.

    In addition, Robert M. Scanlan, President and Chief Operating Officer of the Manager and InterCapital, Executive Vice President of Distributors and DWTC and Director of DWTC, and

David A. Hughey, Executive Vice President and Chief Administrative Officer of the Manager, InterCapital, Distributors and DWTC and Director of DWTC, and Robert S. Giambrone, Senior Vice President of InterCapital, DWSC, Distributors and DWTC, are Vice Presidents of the Fund, and Marilyn K. Cranney and Barry Fink, First Vice Presidents and Assistant General Counsels of the Manager and InterCapital, and Lou Anne D. McInnis and Ruth Rossi, Vice Presidents and Assistant General Counsels of the Manager and InterCapital, and Carsten Otto, a Staff Attorney with InterCapital, are Assistant Secretaries of the Fund.



BOARD OF TRUSTEES; RESPONSIBILITIES AND COMPENSATION OF INDEPENDENT TRUSTEES



    As mentioned above under the caption "The Fund and its Management," the Fund is one of the TCW/DW Funds, a group of investment companies for which TCW Funds Management, Inc. serves as Investment Adviser and Dean Witter Services Company Inc. as Manager. As of the date of this Statement of Additional Information, there are a total of 12 TCW/DW Funds. As of September 30, 1995, the TCW/DW Funds had total net assets of approximately $4.2 billion and approximately a quarter of a million shareholders.



    The Board of Trustees of each TCW/DW Fund has ten (10) members. Six Trustees, that is, a majority of the total number, have no affiliation or business connection with TCW Funds Management, Inc. or Dean Witter Services Company Inc. or any of their affiliated persons and do not own any stock or other securities issued by DWDC or TCW, the parent companies of Dean Witter Services Company Inc. and TCW Funds Management, Inc., respectively. These are the "disinterested" or "independent" Trustees. The Independent Trustees are the same for each of the TCW/DW Funds. Five of the six Independent Trustees are also Independent Trustees of the Dean Witter Funds. As of the date of this Statement of Additional Information, there are a total of 79 Dean Witter Funds. Four of the TCW/DW Funds' Trustees, that is, the management Trustees, are affiliated with either Dean Witter Services Company Inc. or TCW. The four management Trustees are the same for each of the TCW/DW Funds.



    As noted in a federal court ruling, "[T]he independent directors . . . are expected to look after the interests of shareholders by 'furnishing an independent check upon management,' especially with respect to fees paid to the investment company's sponsor." In addition to their general "watchdog" duties, the Independent Trustees are charged with a wide variety of responsibilities under the Act. In order to perform their duties effectively, the Independent Trustees are required to review and understand large amounts of material, often of a highly technical and legal nature.



    The TCW/DW Funds seek as Independent Trustees individuals of distinction and experience in business and finance, government service, law or academia; that is, people whose advice and counsel are valuable and in demand by others and for whom there is often competition. To accept a position on the Funds' Boards, such individuals may reject other attractive assignments because of the demands made on their time by the Funds. Indeed, to serve on the Funds' Boards, certain Trustees who would be qualified and in demand to serve on bank boards would be prohibited by law from serving at the same time as a director of a national bank and as a Trustee of a Fund.



    The Independent Trustees are required to select and nominate individuals to fill any Independent Trustee vacancy on the Board of any Fund that has a Rule 12b-1 plan of distribution. Since most of the TCW/DW Funds have such a plan, and since all of the Funds' Boards have the same independent members, who comprise a majority of each Board, the Independent Trustees effectively control the selection of other Independent Trustees of all the TCW/DW Funds.



GOVERNANCE STRUCTURE OF THE TCW/DW FUNDS



    While the regulatory system establishes both general guidelines and specific duties for the Independent Trustees, the governance arrangements from one investment company group to another vary significantly. In some groups the Independent Trustees perform their role by attendance at periodic meetings of the board of directors with study of materials furnished to them between meetings. At the other extreme, an investment company complex may employ a full-time staff to assist the Independent Trustees in the performance of their duties.



    The governance structure of the TCW/DW Funds lies between these two extremes. The Independent Trustees, the Funds' Manager and the Adviser alike believe that these arrangements are effective and serve the interests of the Funds' shareholders. All of the Independent Trustees serve as members of the Audit Committee and the Committee of the Independent Trustees. Three of them also serve as members of the Derivatives Committee.



    The Committee of the Independent Trustees is charged with recommending to the full Board approval of management, advisory and administration contracts, Rule 12b-1 plans and distribution and underwriting agreements, continually reviewing Fund performance, checking on the pricing of portfolio securities, brokerage commissions, transfer agent costs and performance, and trading among Funds in the same complex, and approving fidelity bond and related insurance coverage and allocations, as well as other matters that arise from time to time.



    The Audit Committee is charged with recommending to the full Board the engagement or discharge of the Fund's independent accountants; directing investigations into matters within the scope of the independent accountants' duties, including the power to retain outside specialists; reviewing with the independent accountants the audit plan and results of the auditing engagement; approving professional services provided by the independent accountants and other accounting firms prior to the performance of such services; reviewing the independence of the independent accountants; considering the range of audit and non-audit fees; reviewing the adequacy of the Fund's system of internal controls; advising the independent accountants and management personnel that they have direct access to the Committee at all times; and preparing and submitting Committee meeting minutes to the full Board.



    Finally, the Board of each Fund has established a Derivatives Committee to establish parameters for and oversee the activities of the Fund with respect to derivative investments, if any, made by the Fund.



    During the calendar year ended December 31, 1994, the three Committees held a combined total of eight meetings. The Committee meetings are sometimes held away from the offices of the Adviser and the Manager and sometimes in the Board room of the Manager. These meetings are held without management directors or officers being present, unless and until they may be invited to the meeting for purposes of furnishing information or making a report. These separate meetings provide the Independent Trustees an opportunity to explore in depth with their own independent legal counsel, independent auditors and other independent consultants, as needed, the issues they believe should be addressed and resolved in the interests of the Funds' shareholders.



DUTIES OF CHAIRMAN OF COMMITTEES



    The Chairman of the Committees is responsible for keeping abreast of regulatory and industry developments and the Funds' operations and management. He screens and/or prepares written materials and identifies critical issues for the Independent Trustees to consider, develops agendas for Committee meetings, determines the type and amount of information that the Committees will need to form a judgment on the issues, and arranges to have the information furnished. He also arranges for the services of independent experts to be provided to the Committees and consults with them in advance of meetings to help refine reports and to focus on critical issues. Members of the Committees believe that the person who serves as Chairman of all three Committees and guides their efforts is pivotal to the effective functioning of the Committees.



    The Chairman of the Committees also maintains continuous contact with the Funds' management, with independent counsel to the Independent Trustees and with the Funds' independent auditors. He arranges for a series of special meetings involving the annual review of investment advisory, management and other operating contracts of the Funds and, on behalf of the Committees, conducts negotiations with the Adviser and the Manager and other service providers. In effect, the

Chairman of the Committees serves as a combination of chief executive and support staff of the Independent Trustees.



    The Chairman of the Committees is not employed by any other organization and devotes his time primarily to the services he performs as Committee Chairman and Independent Trustee of the TCW/DW Funds and as an Independent Trustee of the Dean Witter Funds. The current Committee Chairman has had a combined total of more than 35 years experience in the securities, financial and investment company industries. He has served as Chairman and Chief Executive of the American Stock Exchange, Inc. and Chairman of the Financial Accounting Standards Advisory Council.



VALUE OF HAVING SAME INDIVIDUALS AS INDEPENDENT TRUSTEES FOR ALL TCW/DW FUNDS



    The Independent Trustees and the Funds' management believe that having the same Independent Trustees for each of the TCW/DW Funds is in the best interests of all the Funds' shareholders. This arrangement avoids the duplication of effort that would arise from having different groups of individuals serving as Independent Trustees for each of the Funds or even of sub-groups of Funds. It is believed that having the same individuals serve as Independent Trustees of all the Funds tends to increase their knowledge and expertise regarding matters which affect the Fund complex generally and enhances their ability to negotiate on behalf of each Fund with the Fund's service providers. This arrangement also precludes the likelihood of separate groups of Independent Trustees arriving at conflicting decisions regarding operations and management of the Funds and avoids the cost and confusion that would likely ensue. Finally, it is believed that having the same Independent Trustees serve on all Fund Boards enhances the ability of each Fund to obtain, at modest cost to each separate Fund, the services of Independent Trustees, and a Chairman of their Committees, of the caliber, experience and business acumen of the individuals who serve as Independent Trustees of the TCW/ DW Funds.



COMPENSATION OF INDEPENDENT TRUSTEES



    The Fund pays each Independent Trustee an annual fee of $3,000 ($3,500 prior to October 1, 1995) plus a per meeting fee of $250 ($350 prior to October 1, 1995) for meetings of the Board of Trustees or committees of the Board of Trustees attended by the Trustee (the Fund pays the Chairman of the Audit Committee an annual fee of $1,200 and pays the Chairman of the Committee of the Independent Trustees an additional annual fee of $2,400, in each case inclusive of the Committee meeting fees). The Fund also reimburses such Trustees for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. Trustees and officers of the Fund who are or have been employed by the Manager or the Adviser or an affiliated company of either receive no compensation or expense reimbursement from the Fund.



    The following table illustrates the compensation paid to the Fund's Independent Trustees by the Fund for the fiscal year ended September 30, 1995. Mr. Schroeder was elected as a Trustee of the Fund on April 20, 1995.



FUND COMPENSATION

--------------------------------------------------------------------------------


                                                                                             Aggregate
                                                                                           Compensation
Name of Independent Trustee                                                                From the Fund
----------------------------------------------------------------------------------------  ---------------
John C. Argue...........................................................................    $     6,175
John R. Haire...........................................................................          7,175
Dr. Manuel H. Johnson...................................................................          7,935
Paul Kolton.............................................................................          9,055
Michael E. Nugent.......................................................................          7,575
John L. Schroeder.......................................................................          3,718


---------------

* Of Mr. Kolton's compensation from the Fund, $3,600 is paid to him as Chairman of the Committee of the Independent Trustees ($2,400) and as Chairman of the Audit Committee ($1,200).

    The following table illustrates the compensation paid to the Fund's Independent Trustees for the calendar year ended December 31, 1994 for services to the 13 TCW/DW Funds and, in the case of Messrs. Haire, Johnson, Kolton, Nugent and Schroeder, the 73 Dean Witter Funds that were in operation at December 31, 1994, and, in the case of Mr. Argue, TCW Galileo Funds, Inc. With respect to Messrs. Haire, Johnson, Kolton, Nugent and Schroeder, the Dean Witter Funds are included solely because of a limited exchange privilege between various TCW/DW Funds and five Dean Witter Money Market Funds. With respect to Mr. Argue, TCW Galileo Funds, Inc. is included solely because the Fund's Adviser, TCW Funds Management, Inc., also serves as Adviser to that investment company.



CASH COMPENSATION FROM FUND GROUPS

--------------------------------------------------------------------------------

                                                                                                 For Service as
                                        For Service as       For Service                           Chairman of
                                          Trustee and      as Director or                         Committees of
                                           Committee         Trustee and      For Service as       Independent
                                            Member        Committee Member      Director of        Directors/
                                         of 13 TCW/DW     of 73 Dean Witter     TCW Galileo       Trustees and
Name of Independent Trustee                  Funds              Funds           Funds, Inc.      Audit Committes
-------------------------------------  -----------------  -----------------  -----------------  -----------------
John C. Argue........................    $      63,250           --             $    37,000            --
John R. Haire........................            66,950   $        101,061         --           $       225,563 **
Dr. Manuel H. Johnson................            60,750            122,461         --                 --
Paul Kolton..........................            51,850            128,961         --                    34,200 ***
Michael E. Nugent....................            52,650            115,761         --                 --
John L. Schroeder....................         --                    85,938         --                 --

                                             Total Cash
                                            Compensation
                                          for services to
                                           73 Dean Witter
                                             Funds, 13
                                            TCW/DW Funds
                                              and TCW
Name of Independent Trustee             Galileo Funds, Inc.
-------------------------------------  ----------------------
John C. Argue........................  $           100,250
John R. Haire........................              393,574
Dr. Manuel H. Johnson................              183,211
Paul Kolton..........................              215,011
Michael E. Nugent....................              168,411
John L. Schroeder....................               85,938


---------------

**  For the 73 Dean Witter Funds.


*** For the 13 TCW/DW Funds.



    As of the date of this Statement of Additional Information, the aggregate number of shares of beneficial interest of the Fund owned by the Fund's officers and Trustees as a group was less than 1 percent of the Fund's shares of beneficial interest outstanding.


INVESTMENT PRACTICES AND POLICIES
--------------------------------------------------------------------------------

U.S. GOVERNMENT SECURITIES

    As  discussed  in  the  Prospectus,  the Fund  may  invest  in,  among other
securities,  securities  issued  by  the   U.S.  Government,  its  agencies   or
instrumentalities. Such securities include:

       (1)U.S. Treasury bills (maturities of one year or less), U.S. Treasury notes (maturities of one to ten years) and U.S. Treasury bonds
    (generally maturities of greater than ten years), all of which are direct obligations of the U.S. Government and, as such, are backed by the "full faith and credit" of the United States.

       (2)Securities issued by agencies and instrumentalities of the U.S. Government which are backed by the full faith and credit of the
    United States. Among the agencies and instrumentalities issuing such obligations are the Federal Housing Administration, the Government National Mortgage Association ("GNMA"), the Department of Housing and Urban Development, the Export-Import Bank, the Farmers Home Administration, the General Services Administration, the Maritime Administration and the Small Business Administration. The maturities of such obligations range from three months to 30 years.

       (3)Securities issued by agencies and instrumentalities which are not backed by the full faith and credit of the United States, but whose issuing agency or instrumentality has the right to borrow, to meet its obligations, from an existing line of credit with the U.S. Treasury. Among the agencies and instrumentalities issuing such obligations are the Tennessee Valley Authority, the

    Federal National Mortgage Association ("FNMA"), the Federal Home Loan Mortgage Corporation ("FHLMC") and the U.S. Postal Service.

       (4)Securities issued by agencies and instrumentalities which are not backed by the full faith and credit of the United States, but which are backed by the credit of the issuing agency or instrumentality. Among the agencies and instrumentalities issuing such obligations are the Federal Farm Credit System and the Federal Home Loan Banks.

    Neither the value nor the yield of the U.S. Government securities which may be invested in by the Fund are guaranteed by the U.S. Government. Such values and yield will fluctuate with changes in prevailing interest rates and other factors. Generally, as prevailing interest rates rise, the value of any U.S. Government securities held by the Fund will fall. Such securities with longer maturities generally tend to produce higher yields and are subject to greater market fluctuation as a result of changes in interest rates than debt securities with shorter maturities. The Fund is not limited as to the maturities of the U.S. Government securities in which it may invest.

MORTGAGE-BACKED SECURITIES

    As  discussed  in  the  Prospectus,  the Fund  may  invest  in,  among other
securities,  fixed-rate   and   adjustable   rate   mortgage-backed   securities
("Mortgage-Backed Securities").

    There are currently three basic types of Mortgage-Backed Securities: (i) those issued or guaranteed by the United States Government or one of its agencies or instrumentalities, such as the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC") (securities issued by GNMA, but not those issued by FNMA or FHLMC, are backed by the "full faith and credit" of the United States); (ii) those issued by private issuers that represent an interest in or are collateralized by Mortgage-Backed Securities issued or guaranteed by the United States Government or one of its agencies or instrumentalities; and (iii) those issued by private issuers that represent an interest in or are collateralized by whole mortgage loans or Mortgage-Backed Securities without a government guarantee but usually having some form of private credit enhancement.

    The Fund may invest in mortgage pass-through securities representing participation interests in pools of residential mortgage loans originated by United States governmental or private lenders such as banks, broker-dealers and financing corporations and guaranteed, to the extent provided in such securities, by the United States Government or one of its agencies or instrumentalities. Such securities, which are ownership interests in the underlying mortgage loans, differ from conventional debt securities, which provide for periodic payment of interest in fixed amounts (usually semi-annually) and principal payments at maturity or on specified call dates. Mortgage pass-through securities provide for monthly payments that are a "pass-through" of the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans, net of any fees paid to the guarantor of such securities and the servicer of the underlying mortgage loans.

    The guaranteed mortgage pass-through securities in which the Fund may invest include those issued or guaranteed by GNMA, FNMA and FHLMC. GNMA certificates are direct obligations of the U.S. Government and, as such, are backed by the "full faith and credit" of the United States. FNMA is a federally chartered, privately owned corporation and FHLMC is a corporate instrumentality of the United States. FNMA and FHLMC certificates are not backed by the full faith and credit of the United States, but the issuing agency or instrumentality has the right to borrow, to meet its obligations, from an existing line of credit with the U.S. Treasury. The U.S. Treasury has no legal obligation to provide such line of credit and may choose not to do so.

    Certificates for Mortgage-Backed Securities evidence an interest in a specific pool of mortgages. These certificates are, in most cases, "modified pass-through" instruments, wherein the issuing agency guarantees the payment of principal and interest on mortgages underlying the certificates, whether or not such amounts are collected by the issuer on the underlying mortgages.

    ADJUSTABLE RATE MORTGAGE SECURITIES. As stated in the Prospectus, the Fund may also invest in adjustable rate mortgage securities ("ARMs"), which are pass-through mortgage securities collateralized by mortgages with adjustable rather than fixed rates. ARMs eligible for inclusion in a mortgage pool generally provide for a fixed initial mortgage interest rate for either the first three, six, twelve or thirteen scheduled monthly payments. Thereafter, the interest rates are subject to periodic adjustment based on changes to a designated benchmark index.

    ARMs contain maximum and minimum rates beyond which the mortgage interest rate may not vary over the lifetime of the security. In addition, certain ARMs provide for additional limitations on the maximum amount by which the mortgage interest rate may adjust for any single adjustment period. Alternatively, certain ARMs contain limitations on changes in the required monthly payment. In the event that a monthly payment is not sufficient to pay the interest accruing on an ARM, any such excess interest is added to the principal balance of the mortgage loan, which is repaid through future monthly payments. If the monthly payment for such an instrument exceeds the sum of the interest accrued at the applicable mortgage interest rate and the principal payment required at such point to amortize the outstanding principal balance over the remaining term of the loan, the excess is utilized to reduce the then outstanding principal balance of the ARM.

    PRIVATE MORTGAGE PASS-THROUGH SECURITIES. Private mortgage pass-through securities are structured similarly to the GNMA, FNMA and FHLMC mortgage pass-through securities and are issued by originators of and investors in mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. These securities usually are backed by a pool of conventional fixed rate or adjustable rate mortgage loans. Since private mortgage pass-through securities typically are not guaranteed by an entity having the credit status of GNMA, FNMA and FHLMC, such securities generally are structured with one or more types of credit enhancement.

    COLLATERALIZED MORTGAGE OBLIGATIONS AND MULTICLASS PASS-THROUGH SECURITIES. As stated in the Prospectus, the Fund may invest up to 5% of its net assets in collateralized mortgage obligations or "CMOs." CMOs are debt obligations collateralized by mortgage loans or mortgage pass-through securities. Typically, CMOs are collateralized by GNMA, FNMA or FHLMC Certificates, but also may be collateralized by whole loans or private mortgage pass-through securities (such collateral collectively hereinafter referred to as "Mortgage Assets"). Multiclass pass-through securities are equity interests in a trust composed of Mortgage Assets. Payments of principal of and interest on the Mortgage Assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs or make scheduled distributions on the multiclass pass-through securities. CMOs may be issued by agencies or instrumentalities of the United States government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. The issuer of a series of CMOs may elect to be treated as a Real Estate Mortgage Investment Conduit ("REMIC"). REMICs include governmental and/or private entities that issue a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities, but unlike CMOs, which are required to be structured as debt securities, REMICs may be structured as indirect ownership interests in the underlying assets of the REMICs themselves. However, there are no effects on the Fund from investing in CMOs issued by entities that have elected to be treated as REMICs, and all future references to CMOs shall also be deemed to include REMICs.

    In a CMO, a series of bonds or certificates is issued in multiple classes. Each class of CMOs, often referred to as a "tranche," is issued at a specific fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayments on the Mortgage Assets may cause the

CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semi-annual basis. Certain CMOs may have variable or floating interest rates and others may be stripped (securities which provide only the principal or interest feature of the underlying security).


    The principal of and interest on the Mortgage Assets may be allocated among the several classes of a CMO series in a number of different ways. Generally, the purpose of the allocation of the cash flow of a CMO to the various classes is to obtain a more predictable cash flow to the individual tranches than exists with the underlying collateral of the CMO. As a general rule, the more predictable the cash flow is on a CMO tranche, the lower the anticipated yield will be on that tranche at the time of issuance relative to prevailing market yields on Mortgage-Backed Securities. As part of the process of creating more predictable cash flows on most of the tranches in a series of CMOs, one or more tranches generally must be created that absorb most of the volatility in the cash flows on the underlying mortgage loans. The yields on these tranches are generally higher than prevailing market yields on Mortgage-Backed Securities with similar maturities. As a result of the uncertainty of the cash flows of these tranches, the market prices of and yield on these tranches generally are more volatile.


    The Fund also may invest in, among other things, parallel pay CMOs and Planned Amortization Class CMOs ("PAC Bonds"). Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO structures, must be retired by its stated maturity date or final distribution date but may be retired earlier. PAC Bonds generally require payments of a specified amount of principal on each payment date. PAC Bonds always are parallel pay CMOs with the required principal payment on such securities having the highest priority after interest has been paid to all classes.

    RISKS OF MORTGAGE-BACKED AND ASSET-BACKED SECURITIES. Mortgage-Backed and Asset-Backed Securities have certain different characteristics than traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other assets generally may be prepaid at any time. As a result, if the Fund purchases such a security at a premium, a prepayment rate that is faster than expected may reduce yield to maturity, while a prepayment rate that is slower than expected may have the opposite effect of increasing yield to maturity. Alternatively, if the Fund purchases these securities at a discount, faster than expected prepayments will increase, while slower than expected prepayments may reduce, yield to maturity. The Fund may invest a portion of its assets in derivative Mortgage-Backed Securities such as Stripped Mortgage-Backed Securities which are highly sensitive to changes in prepayment and interest rates. The Adviser will seek to manage these risks (and potential benefits) by investing in a variety of such securities and through hedging techniques.

    Mortgage-Backed and Asset-Backed Securities, like all fixed income securities, generally decrease in value as a result of increases in interest rates. In addition, although generally the value of fixed-income securities increases during periods of falling interest rates and, as stated above, decreases during periods of rising interest rates, as a result of prepayments and other factors, this is not always the case with respect to Mortgage-Backed and Asset-Backed Securities.

    Although the extent of prepayments on a pool of mortgage loans depends on various economic and other factors, as a general rule prepayments on fixed rate mortgage loans will increase during a period of falling interest rates and decrease during a period of rising interest rates. Accordingly, amounts available for reinvestment by the Fund are likely to be greater during a period of declining interest rates and, as a result, likely to be reinvested at lower interest rates than during a period of rising interest rates. Asset-Backed Securities, although less likely to experience the same prepayment rates as Mortgage-Backed Securities, may respond to certain of the same factors influencing prepayments, while at other times different factors, such as changes in credit use and payment patterns resulting from social, legal and economic factors, will predominate. Mortgage-Backed and Asset-Backed Securities generally decrease in value as a result of increases in interest rates and may benefit less than other fixed income securities from declining interest rates because of the risk of prepayment.

    There are certain risks associated specifically with CMOs. CMOs issued by private entities are not U.S. Government securities and are not guaranteed by any government agency, although the securities underlying a CMO may be subject to a guarantee. Therefore, if the collateral securing the CMO, as well as any third party credit support or guarantees, is insufficient to make payment, the holder could sustain a loss. However, as stated above, the Fund will invest only in CMOs which are of investment grade or, if unrated, are determined to be of comparable quality. Also, a number of different factors, including the extent of prepayment of principal of the Mortgage Assets, affect the availability of cash for principal payments by the CMO issuer on any payment date and, accordingly, affect the timing of principal payments on each CMO class.

    Asset-Backed Securities involve certain risks that are not posed by Mortgage-Backed Securities, resulting mainly from the fact that Asset-Backed Securities do not usually contain the complete benefit of a security interest in the related collateral. For example, credit card receivables generally are unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, some of which may reduce the ability to obtain full payment. In the case of automobile receivables, due to various legal and economic factors, proceeds from repossessed collateral may not always be sufficient to support payments on these securities.

RISKS OF INTERNATIONAL INVESTING

    As stated in the Prospectus, the Fund may invest up to 25% of its total assets in foreign securities. Investments in foreign securities will occasion risks relating to political and economic developments abroad, including the possibility of expropriations or confiscatory taxation, limitations on the use or transfer of Fund assets and any effects of foreign social, economic or political instability. Foreign securities are not subject to the regulatory requirements of U.S. securities and, as such, there may be less publicly available information about such securities. Moreover, foreign securities are not subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to U.S. securities.

    Securities of foreign issuers may be less liquid than comparable securities of U.S. issuers and, as such, their price changes may be more volatile. Furthermore, foreign exchanges and broker-dealers are generally subject to less government and exchange scrutiny and regulation than their American counterparts. Brokerage commissions, dealer concessions and other transaction costs may be higher on foreign markets than in the U.S. In addition, differences in clearance and settlement procedures on foreign markets may occasion delays in settlements of Fund trades effected in such markets. Inability to dispose of portfolio securities due to settlement delays could result in losses to the Fund due to subsequent declines in value of such securities and the inability of the Fund to make intended security purchases due to settlement problems could result in a failure of the Fund to make potentially advantageous investments.

    Investments in foreign securities also involve currency risks. Fluctuations in the relative rates of exchange among the currencies involved will affect the value of the Fund's investments. Changes in foreign currency exchange rates relative to the U.S. dollar will affect the U.S. dollar value of the Fund's assets denominated in that currency and thereby impact upon the Fund's total return on such assets.

    Foreign currency exchange rates are determined by forces of supply and demand on the foreign exchange markets. These forces are themselves affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors. Moreover, foreign currency exchange rates may be affected by the regulatory control of the exchanges on which the currencies trade.

    As stated in the Prospectus, the Fund may invest up to 5% of its total assets in Cetes, a type of Mexican government peso denominated debt securities. Certain special considerations are associated with investing in debt obligations of the Mexican government. The Mexican government has exercised and continues to exercise a significant influence over many aspects of the private sector in Mexico. Mexican government actions concerning the economy could have a significant effect on market conditions and prices and yields of Mexican debt obligations, including those in which the Fund invests. Mexico is currently the second largest debtor nation (among developing countries) to commercial banks and foreign governments. The value of the Fund's portfolio investments may be affected by changes in oil prices, interest rates, taxation and other political or economic developments in Mexico, including recent rates of inflation which have exceeded the rates of inflation in the United States.

MONEY MARKET SECURITIES

    As stated in the Prospectus, the U.S. money market instruments which the Fund may purchase include U.S. Government securities, bank obligations, Eurodollar certificates of deposit, obligations of savings institutions, fully insured certificates of deposit and commercial paper. Such securities are limited to:

    U.S. GOVERNMENT SECURITIES. Obligations issued or guaranteed as to principal and interest by the United States or its agencies (such as the Export-Import Bank of the United States, Federal Housing Administration and Government National Mortgage Association) or its instrumentalities (such as the Federal Home Loan Bank), including Treasury bills, notes and bonds;

    BANK OBLIGATIONS. Obligations (including certificates of deposit and bankers' acceptances) of banks subject to regulation by the U.S. Government and having total assets of $1 billion or more, and instruments secured by such obligations, not including obligations of foreign branches of domestic banks except to the extent below;

    EURODOLLAR CERTIFICATES OF DEPOSIT. Eurodollar certificates of deposit issued by foreign branches of domestic banks having total assets of $1 billion or more (investments in Eurodollar certificates may be affected by changes in currency rates or exchange control regulations, or changes in governmental administration or economic or monetary policy in the United States and abroad);

    OBLIGATIONS OF SAVINGS INSTITUTIONS. Certificates of deposit of savings banks and savings and loan associations, having total assets of $1 billion or more (investments in savings institutions above $100,000 in principal amount are not protected by Federal deposit insurance);

    FULLY INSURED CERTIFICATES OF DEPOSIT. Certificates of deposit of banks and savings institutions, having total assets of less than $1 billion, if the principal amount of the obligation is insured by the Bank Insurance Fund or the Savings Association Insurance Fund (each of which is administered by the Federal Deposit Insurance Corporation), limited to $100,000 principal amount per certificate and to 15% or less of the Fund's net assets in all such obligations and in all illiquid assets, in the aggregate; and

    COMMERCIAL PAPER. Commercial paper rated within the two highest grades by Standard & Poor's Corporation or the highest grade by Moody's Investors Service, Inc. or, if not rated, issued by a company having an outstanding debt issue rated at least AAA by Standard & Poor's or Aaa by Moody's.

REPURCHASE AGREEMENTS

    When cash may be available for only a few days, it may be invested by the Fund in repurchase agreements until such time as it may otherwise be invested or used for payments of obligations of the Fund. These agreements, which may be viewed as a type of secured lending by the Fund, typically involve the acquisition by the Fund of debt securities from a selling financial institution such as a bank, savings and loan association or broker-dealer. The agreement provides that the Fund will sell back to the institution, and that the institution will repurchase, the underlying security ("collateral") at a specified price and at a fixed time in the future, usually not more than seven days from the date of purchase. The collateral will be maintained in a segregated account and will be marked to market daily to determine that the value of the collateral, as specified in the agreement, does not decrease below the purchase price plus accrued interest. If such decrease occurs, additional collateral will be requested and, when received, added to the account to maintain full collateralization. The Fund will accrue interest from the institution until the time when the repurchase is to occur. Although such date is deemed by the Fund to be the maturity date of a repurchase agreement, the maturities of securities subject to repurchase agreements are not subject to any limits.

    While repurchase agreements involve certain risks not associated with direct investments in debt securities, the Fund follows procedures designed to minimize such risks. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose financial condition will be continually monitored by the Adviser subject to procedures established by the Board of Trustees of the Fund. In addition, as described above, the value of the collateral underlying the repurchase agreement will be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, the Fund will seek to liquidate such collateral. However, the exercising of the Fund's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. It is the current policy of the Fund not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Fund, amounts to more than 15% of its net assets.

REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLLS

    The Fund may also use reverse repurchase agreements and dollar rolls with respect to up to 5% of its total assets as part of its investment strategy. Reverse repurchase agreements involve sales by the Fund of portfolio assets concurrently with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. During the reverse repurchase agreement period, the Fund continues to receive principal and interest payments on these securities. Generally, the effect of such a transaction is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while it will be able to keep the interest income associated with those portfolio securities. Such transactions are only advantageous if the interest cost to the Fund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise.

    The Fund may enter into dollar rolls in which the Fund sells securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type and coupon) securities on a specified future date. During the roll period, the Fund foregoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the lower forward price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale.

    The Fund will establish a segregated account with its custodian bank in which it will maintain cash, U.S. Government securities or other liquid high grade debt obligations equal in value to its obligations in respect of reverse repurchase agreements and dollar rolls. Reverse repurchase agreements and dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase agreement or dollar roll files for bankruptcy or becomes insolvent, the Fund's use of the proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. Reverse repurchase agreements and dollar rolls are speculative techniques involving leverage, and are considered borrowings by the Fund.

WARRANTS

    The Fund may invest up to 5% of the value of its net assets in warrants, including not more than 2% in warrants not listed on either the New York or American Stock Exchange. Warrants are, in effect, an option to purchase equity securities at a specific price, generally valid for a specific period of time, and have no voting rights, pay no dividends and have no rights with respect to the corporations issuing them. The Fund may acquire warrants attached to other securities without reference to the foregoing limitations.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES AND FORWARD COMMITMENTS

    From time to time, in the ordinary course of business, the Fund may purchase securities on a when-issued or delayed delivery basis and may purchase or sell securities on a forward commitment basis. When such transactions are negotiated, the price is fixed at the time of the commitment, but delivery and payment can take place a month or more after the date of the commitment. The securities so purchased or sold are subject to market fluctuation and no interest or dividends accrue to the purchaser prior to the settlement date. While the Fund will only purchase securities on a when-issued, delayed delivery or forward commitment basis with the intention of acquiring the securities, the Fund may sell the securities before the settlement date, if it is deemed advisable. At the time the Fund makes the commitment to purchase or sell securities on a when-issued, delayed delivery or forward commitment basis, the Fund will record the transaction and thereafter reflect the value, each day, of such security purchased or, if a sale, the proceeds to be received, in determining its net asset value. At the time of delivery of the securities, the value may be more or less than the purchase or sale price. The Fund will also establish a segregated account with the Fund's custodian bank in which it will continuously maintain cash or U.S. Government securities or other liquid high grade debt portfolio securities equal in value to commitments to purchase securities on a when-issued, delayed delivery or forward commitment basis; subject to this requirement, the Fund may purchase securities on such basis without limit. An increase in the percentage of the Fund's assets committed to the purchase of securities on a when-issued or delayed delivery basis may increase the volatility of the Fund's net asset value.

WHEN, AS AND IF ISSUED SECURITIES

    The Fund may purchase securities on a "when, as and if issued" basis under which the issuance of the security depends upon the occurrence of a subsequent event, such as approval of a merger, corporate reorganization, leveraged buyout or debt restructuring. The commitment for the purchase of any such security will not be recognized in the portfolio of the Fund until the Adviser determines that issuance of the security is probable. At such time, the Fund will record the transaction and, in determining its net asset value, will reflect the value of the security daily. At such time, the Fund will also establish a segregated account with its custodian bank in which it will continuously maintain cash or U.S. Government securities or other liquid high grade debt portfolio securities equal in value to recognized commitments for such securities. Settlement of the trade will occur within five business days of the occurrence of the subsequent event. Once a segregated account has been established, if the anticipated event does not occur and the securities are not issued the Fund will have lost an investment opportunity. The Fund may purchase securities on such basis without limit. An increase in the percentage of the Fund's assets committed to the purchase of securities on a "when, as and if issued" basis may increase the volatility of its net asset value. The Fund may also sell securities on a "when, as and if issued" basis provided that the issuance of the security will result automatically from the exchange or conversion of a security owned by the Fund at the time of the sale.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS.

    As discussed in the Prospectus, the Fund may enter into forward foreign currency exchange contracts ("forward contracts") as a hedge against fluctuations in future foreign exchange rates. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward contracts to purchase or sell foreign currencies. A forward contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large, commercial and investment banks) and their customers. Such forward contracts will only be entered into with United States banks and their foreign branches or foreign banks whose assets total $1 billion or more. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

    The Fund will enter into forward contracts under various circumstances. When the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may, for example, desire to "lock in" the price of the security in U.S. dollars or some other foreign currency which the Fund is temporarily holding in its portfolio. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars or other currency, of the amount of foreign currency involved in the underlying security transactions, the Fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar or other currency which is being used for the security purchase and the foreign currency in which the security is denominated during the period between the date on which the security is purchased or sold and the date on which payment is made or received.

    At other times, when, for example, the Adviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar or some other foreign currency, the Fund may enter into a forward contract to sell, for a fixed amount of dollars or other currency, the amount of foreign currency approximating the value of some or all of the Fund's securities holdings (or securities which the Fund has purchased for its portfolio) denominated in such foreign currency. Under identical circumstances, the Fund may enter into a forward contract to sell, for a fixed amount of U.S. dollars or other currency, an amount of foreign currency other than the currency in which the securities to be hedged are denominated approximating the value of some or all of the portfolio securities to be hedged. This method of hedging, called "cross-hedging," will be selected by the Adviser when it is determined that the foreign currency in which the portfolio securities are denominated has insufficient liquidity or is trading at a discount as compared with some other foreign currency with which it tends to move in tandem.


    In addition, when the Adviser anticipates purchasing securities at some time in the future, and wishes to lock in the current exchange rate of the currency in which those securities are denominated against the U.S. dollar or some other foreign currency, the Fund may enter into a forward contract to purchase an amount of currency equal to some or all of the value of the anticipated purchase, for a fixed amount of U.S. dollars or other currency. The Fund may, however, close out the forward contract without purchasing the security which was the subject of the "anticipatory" hedge.


    The Fund  will not  enter into  such  forward contracts  or maintain  a  net exposure to such contracts where the consummation of the contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's portfolio securities or other assets denominated in that currency. Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the longer term investment decisions made with regard to overall diversification strategies. However, the management of the Fund believes that it is important to have the flexibility to enter into such forward contracts when it determines that the best interests of the Fund will be served. The Fund's custodian bank will place cash, U.S. Government securities or other appropriate liquid high grade debt securities in a segregated account of the Fund in an amount equal to the value of the Fund's total assets committed to the consummation of forward contracts entered into under the circumstances set forth above. If the value of the securities placed in the segregated account declines, additional cash or securities will be placed in the account on a daily basis so that the value of the account will equal the amount of the Fund's commitments with respect to such contracts.

    Where, for example, the Fund is hedging a portfolio position consisting of foreign fixed-income securities denominated in a foreign currency against adverse exchange rate moves vis-a-vis the U.S. dollar, at the maturity of the
forward   contract  for  delivery  by  the  Fund  of  a  foreign  currency,  the

Fund may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency (however, the ability of the Fund to terminate a contract is contingent upon the willingness of the currency trader with whom the contract has been entered into to permit an offsetting transaction). It is impossible to forecast the market value of portfolio securities at the expiration of the contract. Accordingly, it may be necessary for the Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio securities if its market value exceeds the amount of foreign currency the Fund is obligated to deliver.

    If the Fund retains the portfolio securities and engages in an offsetting transaction, the Fund will incur a gain or loss to the extent that there has been movement in spot or forward contract prices. If the Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline during the period between the Fund's entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

    If the Fund purchases a fixed-income security which is denominated in U.S. dollars but which will pay out its principal based upon a formula tied to the exchange rate between the U.S. dollar and a foreign currency, it may hedge against a decline in the principal value of the security by entering into a forward contract to sell an amount of the relevant foreign currency equal to some or all of the principal value of the security.

    At times when the Fund has written a call or put option on a fixed-income security or the currency in which it is denominated, it may wish to enter into a forward contract to purchase or sell the foreign currency in which the security is denominated. A forward contract would, for example, hedge the risk of the security on which a call option has been written declining in value to a greater extent than the value of the premium received for the option. The Fund will maintain with its Custodian at all times, cash, U.S. Government securities, or other appropriate high grade liquid debt obligations in a segregated account equal in value to all forward contract obligations and option contract obligations entered into in hedge situations such as this.

    Although the Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. It will, however, do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the spread between the prices at which they are buying and selling various currencies. Thus a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

    The Fund generally will not enter into a forward contract with a term of greater than one year, although it may enter into forward contracts for periods of up to five years. The Fund may be limited in its ability to enter into hedging transactions involving forward contracts by the Internal Revenue Code requirements relating to qualifications as a regulated investment company.

OPTIONS AND FUTURES TRANSACTIONS

    The Fund may write covered call options against securities held in its portfolio and covered put options on eligible portfolio securities and stock indexes and purchase options of the same series to effect closing transactions, and may hedge against potential changes in the market value of investments (or anticipated investments) and facilitate the reallocation of the Fund's assets into and out of equities and fixed-income securities by purchasing put and call options on portfolio (or eligible portfolio) securities and engaging in transactions involving futures contracts and options on such contracts.

    Call and put options on U.S. Treasury notes, bonds and bills and equity securities are listed on Exchanges and are written in over-the-counter transactions ("OTC options"). Listed options are issued by the Options Clearing Corporation ("OCC"). Ownership of a listed call option gives the Fund the right to buy from the OCC the underlying security covered by the option at the stated exercise price (the price per unit of the underlying security) by filing an exercise notice prior to the expiration date of the option. The writer (seller) of the option would then have the obligation to sell to the OCC the underlying security at that exercise price prior to the expiration date of the option, regardless of its then current market price. Ownership of a listed put option would give the Fund the right to sell the underlying security to the OCC at the stated exercise price. Upon notice of exercise of the put option, the writer of the put would have the obligation to purchase the underlying security from the OCC at the exercise price.

    OPTIONS ON TREASURY BONDS AND NOTES. Because trading in options written on Treasury bonds and notes tends to center on the most recently auctioned issues, the exchanges on which such securities trade will not continue indefinitely to introduce options with new expirations to replace expiring options on particular issues. Instead, the expirations introduced at the commencement of options trading on a particular issue will be allowed to run their course, with the possible addition of a limited number of new expirations as the original ones expire. Options trading on each issue of bonds or notes will thus be phased out as new options are listed on more recent issues, and options representing a full range of expirations will not ordinarily be available for every issue on which options are traded.

    OPTIONS ON TREASURY BILLS. Because a deliverable Treasury bill changes from week to week, writers of Treasury bill calls cannot provide in advance for their potential exercise settlement obligations by acquiring and holding the underlying security. However, if the Fund holds a long position in Treasury bills with a principal amount of the securities deliverable upon exercise of the option, the position may be hedged from a risk standpoint by the writing of a call option. For so long as the call option is outstanding, the Fund will hold the Treasury bills in a segregated account with its Custodian, so that they will be treated as being covered.

    OTC OPTIONS. Exchange-listed options are issued by the OCC which assures that all transactions in such options are properly executed. OTC options are purchased from or sold (written) to dealers or financial institutions which have entered into direct agreements with the Fund. With OTC options, such variables as expiration date, exercise price and premium will be agreed upon between the Fund and the transacting dealer, without the intermediation of a third party such as the OCC. If the transacting dealer fails to make or take delivery of the securities underlying an option it has written, in accordance with the terms of that option, the Fund would lose the premium paid for the option as well as any anticipated benefit of the transaction. The Fund will engage in OTC option transactions only with primary U.S. Government securities dealers recognized by the Federal Reserve Bank of New York.

    COVERED CALL WRITING. The Fund is permitted to write covered call options on portfolio securities, without limit, in order to aid in achieving its investment objective. Generally, a call option is "covered" if the Fund owns, or has the right to acquire, without additional cash consideration (or for additional cash consideration held for the Fund by its Custodian in a segregated account) the underlying security subject to the option except that in the case of call options on U.S. Treasury Bills, the Fund might own U.S. Treasury Bills of a different series from those underlying the call option, but with a principal amount and value corresponding to the exercise price and a maturity date no later than that of the securities deliverable under the call option. A call option is also covered if the Fund holds a call on the same security as the underlying security of the written option, where the exercise price of the call used for coverage is equal to or less than the exercise price of the call written or greater than the exercise price of the call written if the mark to market difference is maintained by the Fund in cash, U.S. Government securities or other high grade debt obligations which the Fund holds in a segregated account maintained with its Custodian.

    The Fund will receive from the purchaser, in return for a call it has written, a "premium"; i.e., the price of the option. Receipt of these premiums may better enable the Fund to achieve a greater total return than would be realized from holding the underlying securities alone. Moreover, the income received from the premium will offset a portion of the potential loss incurred by the Fund if the securities underlying the option are ultimately sold by the Fund at a loss. The income received from premiums will fluctuate with varying economic market conditions. If the market value of the portfolio securities upon which call options have been written increases, the Fund may receive less total return from the portion of its portfolio upon which calls have been written than it would have had such calls not been written.

    As regards listed options and certain OTC options, during the option period, the Fund may be required, at any time, to deliver the underlying security against payment of the exercise price on any calls it has written (exercise of certain listed and OTC options may be limited to specific expiration dates). This obligation is terminated upon the expiration of the option period or at such earlier time when the writer effects a closing purchase transaction. A closing purchase transaction is accomplished by purchasing an option of the same series as the option previously written. However, once the Fund has been assigned an exercise notice, the Fund will be unable to effect a closing purchase transaction.

    Closing purchase transactions are ordinarily effected to realize a profit on an outstanding call option to prevent an underlying security from being called, to permit the sale of an underlying security or to enable the Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. Also, effecting a closing purchase transaction will permit the cash or proceeds from the concurrent sale of any securities subject to the option to be used for other investments by the Fund. The Fund may realize a net gain or loss from a closing purchase transaction depending upon whether the amount of the premium received on the call option is more or less than the cost of effecting the closing purchase transaction. Any loss incurred in a closing purchase transaction may be wholly or partially offset by unrealized appreciation in the market value of the underlying security. Conversely, a gain resulting from a closing purchase transaction could be offset in whole or in part or exceeded by a decline in the market value of the underlying security.

    If a call option expires unexercised, the Fund realizes a gain in the amount of the premium on the option less the commission paid. Such a gain, however, may be offset by depreciation in the market value of the underlying security during the option period. If a call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security equal to the difference between the purchase price of the underlying security and the proceeds of the sale of the security plus the premium received for on the option less the commission paid.

    Options written by a Fund normally have expiration dates of from up to nine months (equity securities) to eighteen months (fixed-income securities) from the date written. The exercise price of a call option may be below, equal to or above the current market value of the underlying security at the time the option is written. See "Risks of Options and Futures Transactions," below.

    COVERED PUT WRITING. As a writer of a covered put option, the Fund incurs an obligation to buy the security underlying the option from the purchaser of the put, at the option's exercise price at any time during the option period, at the purchaser's election (certain listed and OTC put options written by the Fund will be exercisable by the purchaser only on a specific date). A put is "covered" if, at all times, the Fund maintains, in a segregated account maintained on its behalf at the Fund's Custodian, cash, U.S. Government securities or other high grade obligations in an amount equal to at least the exercise price of the option, at all times during the option period. Similarly, a short put position could be covered by the Fund by its purchase of a put option on the same security as the underlying security of the written option, where the exercise price of the purchased option is equal to or more than the exercise price of the put written or less than the exercise price of the put written if the mark to market difference is maintained by the Fund in cash, U.S. Government securities or other high grade liquid debt obligations which the Fund holds in a segregated account maintained at its Custodian. In writing puts, the Fund assumes the risk of loss should the market value of the underlying security decline below the exercise price of the option (any loss being decreased by the receipt of the premium on the option written). In the case of listed options, during the option period, the Fund may be required, at any time, to make payment of the exercise price against delivery of the underlying security. The operation of and limitations on covered put options in other respects are substantially identical to those of call options.

    The Fund will write put options for two purposes: (1) to receive the income derived from the premiums paid by purchasers; and (2) when the Adviser wishes to purchase the security underlying the option at a price lower than its current market price, in which case it will write the covered put at an exercise price reflecting the lower purchase price sought. The potential gain on a covered put option is limited to the premium received on the option (less the commissions paid on the transaction) while the potential loss equals the difference between the exercise price of the option and the current market price of the underlying securities when the put is exercised, offset by the premium received (less the commissions paid on the transaction).

    PURCHASING CALL AND PUT OPTIONS. The Fund may purchase listed and OTC call and put options in amounts equaling up to 5% of its total assets. The Fund may purchase call options only in order to close out a covered call position (see "Covered Call Writing" above). The purchase of the call option to effect a closing transaction on a call written over-the-counter may be a listed or an OTC option. In either case, the call purchased is likely to be on the same securities and have the same terms as the written option. If purchased over-the-counter, the option would generally be acquired from the dealer or financial institution which purchased the call written by the Fund.

    The Fund may purchase put options on securities which it holds (or has the right to acquire) in its portfolio only to protect itself against a decline in the value of the security. If the value of the underlying security were to fall below the exercise price of the put purchased in an amount greater than the premium paid for the option, the Fund would incur no additional loss. The Fund may also purchase put options to close out written put positions in a manner similar to call options closing purchase transactions. In addition, the Fund may sell a put option which it has previously purchased prior to the sale of the securities underlying such option. Such a sale would result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put option which is sold. Any such gain or loss could be offset in whole or in part by a change in the market value of the underlying security. If a put option purchased by the Fund expired without being sold or exercised, the premium would be lost.

    RISKS OF OPTIONS TRANSACTIONS. During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline. The secured put writer also retains the risk of loss should the market value of the underlying security decline below the exercise price of the option less the premium received on the sale of the option. In both cases, the writer has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver or receive the underlying securities at the exercise price.

    Prior to exercise or expiration, an option position can only be terminated by entering into a closing purchase or sale transaction. If a covered call option writer is unable to effect a closing purchase transaction or to purchase an offsetting over-the-counter option, it cannot sell the underlying security until the option expires or the option is exercised. Accordingly, a covered call option writer may not be able to sell an underlying security at a time when it might otherwise be advantageous to do so. A secured put option writer who is unable to effect a closing purchase transaction or to purchase an offsetting over-the-counter option would continue to bear the risk of decline in the market price of the underlying security until the option expires or is exercised. In addition, a secured put writer would be unable to utilize the amount held in cash or U.S. Government or other liquid high grade short-term debt obligations as security for the put option for other investment purposes until the exercise or expiration of the option.

    As discussed in the Prospectus, the Fund's ability to close out its position as a writer of an option is dependent upon the existence of a liquid secondary market on option Exchanges. There is no assurance that such a market will exist, particularly in the case of OTC options, as such options will generally only be closed out by entering into a closing purchase transaction with the purchasing dealer. However, the Fund may be able to purchase an offsetting option which does not close out its position as a writer but constitutes an asset of equal value to the obligation under the option written. If the Fund is not able to either enter into a closing purchase transaction or purchase an offsetting position, it will be required to maintain the securities subject to the call, or the collateral underlying the put, even though it might not be advantageous to do so, until a closing transaction can be entered into (or the option is exercised or expires).

    Among the possible reasons for the absence of a liquid secondary market on an Exchange are: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an Exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities; (iv) interruption of the normal operations on an Exchange; (v) inadequacy of the facilities of an Exchange or the OCC to handle current trading volume; or (vi) a decision by one or more Exchanges to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options on that Exchange that had been issued by the OCC as a result of trades on that Exchange would generally continue to be exercisable in accordance with their terms.

    Exchanges limit the amount by which the price of a futures contract may move on any day. If the price moves equal the daily limit on successive days, then it may prove impossible to liquidate a futures position until the daily limit moves have ceased. In the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin on open futures positions. In such situations, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily variation margin requirements at a time when it may be disadvantageous to do so. In addition, the Fund may be required to take or make delivery of the instruments underlying interest rate futures contracts it holds at a time when it is disadvantageous to do so. The inability to close out options and futures positions could also have an adverse impact on the Fund's ability to effectively hedge its portfolio.

    In the event of the bankruptcy of a broker through which the Fund engages in transactions in options, futures or options thereon, the Fund could experience delays and/or losses in liquidating open positions purchased or sold through the broker and/or incur a loss of all or part of its margin deposits with the broker. Similarly, in the event of the bankruptcy of the writer of an OTC option purchased by the Fund, the Fund could experience a loss of all or part of the value of the option. Transactions are entered into by the Fund only with brokers or financial institutions deemed creditworthy by the Adviser.

    Each of the Exchanges has established limitations governing the maximum number of call or put options on the same underlying security or futures contract (whether or not covered) which may be written by a single investor, whether acting alone or in concert with others (regardless of whether such options are written on the same or different Exchanges or are held or written on one or more accounts or through one or more brokers). An Exchange may order the liquidation of positions found to be in violation of these limits and it may impose other sanctions or restrictions. These position limits may restrict the number of listed options which the Fund may write.

    While the futures contracts and options transactions to be engaged in by the Fund for the purpose of hedging the Fund's portfolio securities are not speculative in nature, there are risks inherent in the use of such instruments. One such risk which may arise in employing futures contracts to protect against the price volatility of portfolio securities is that the prices of securities and indexes subject to futures contracts (and thereby the futures contract prices) may correlate imperfectly with the behavior of the cash prices of the Fund's portfolio securities. Another such risk is that prices of interest rate futures contracts may not move in tandem with the changes in prevailing interest rates against which the Fund seeks a hedge. A correlation may also be distorted by the fact that the futures market is dominated by short-term traders seeking to profit from the difference between a contract or security price objective and their cost of borrowed funds. Such distortions are generally minor and would diminish as the contract approached maturity.

    The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the option markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

    STOCK INDEX OPTIONS. Options on stock indexes are similar to options on stock except that, rather than the right to take or make delivery of stock at a specified price, an option on a stock index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple (the "multiplier"). The multiplier for an index option performs a function similar to the unit of trading for a stock option. It determines the total dollar value per contract of each point in the difference between the exercise price of an option and the current level of the underlying index. A multiplier of 100 means that a one-point difference will yield $100. Options on different indexes may have different multipliers. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Unlike stock options, all settlements are in cash and a gain or loss depends on price movements in the stock market generally (or in a particular segment of the market) rather than the price movements in individual stocks. Currently, options are traded on the S&P 100 Index and the S&P 500 Index on the Chicago Board Options Exchange, the Major Market Index and the Computer Technology Index, Oil Index and Institutional Index on the American Stock Exchange and the NYSE Index and NYSE Beta Index on the New York Stock Exchange, The Financial News Composite Index on the Pacific Stock Exchange and the Value Line Index, National O-T-C Index and Utilities Index on the Philadelphia Stock Exchange, each of which and any similar index on which options are traded in the future which include stocks that are not limited to any particular industry or segment of the market is referred to as a "broadly based stock market index." Options on stock indexes provide the Fund with a means of protecting the Fund against the risk of market wide price movements. If the Adviser anticipates a market decline, the Fund could purchase a stock index put option. If the expected market decline materialized, the resulting decrease in the value of the Fund's portfolio would be offset to the extent of the increase in the value of the put option. If the Adviser anticipates a market rise, the Fund may purchase a stock index call option to enable the Fund to participate in such rise until completion of anticipated common stock purchases by the Fund. Purchases and sales of stock index options also enable the Adviser to more speedily achieve changes in the Fund's equity positions.

    The Fund will write put options on stock indexes only if such positions are covered by cash, U.S. Government securities or other liquid high grade debt obligations equal to the aggregate exercise price of the puts, which cover is held for the Fund in a segregated account maintained for it by the Fund's Custodian. All call options on stock indexes written by the Fund will be covered either by a portfolio of stocks substantially replicating the movement of the index underlying the call option or by holding a separate call option on the same stock index with a strike price no higher than the strike price of the call option sold by the Fund.

    RISKS OF OPTIONS ON INDEXES. Because exercises of stock index options are settled in cash, call writers such as the Fund cannot provide in advance for their potential settlement obligations by acquiring and holding the underlying securities. A call writer can offset some of the risk of its writing position by holding a diversified portfolio of stocks similar to those on which the underlying index is based. However, most investors cannot, as a practical matter, acquire and hold a portfolio containing exactly the same stocks as the underlying index, and, as a result, bear a risk that the value of the securities held will vary from the value of the index. Even if an index call writer could assemble a stock portfolio that exactly reproduced the composition of the underlying index, the writer still would not be fully covered from a risk standpoint because of the "timing risk" inherent in writing index options. When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level on the date when the option is exercised. As with other kinds of options, the writer will not learn that it has been assigned until the next business day, at the earliest. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security, such as a common stock, because there the writer's obligation is to deliver the underlying security, not to pay its value as of a fixed time in the past. So long as the writer already owns the underlying security, it can satisfy its settlement obligations by simply delivering it, and the risk that its value may have declined since the exercise date is borne by the exercising holder. In contrast, even if the writer of an index call holds stocks that exactly match the composition of the underlying index, it will not be able to satisfy its assignment obligations by delivering those stocks against payment of the exercise price. Instead, it will be required to pay cash in an amount based on the closing index value on the exercise date; and by the time it learns that it has been assigned, the index may have declined, with a corresponding decrease in the value of its stock portfolio. This "timing risk" is an inherent limitation on the ability of index call writers to cover their risk exposure by holding stock positions.

    A holder of an index option who exercises it before the closing index value for that day is available runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the exercising holder will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

    If dissemination of the current level of an underlying index is interrupted, or if trading is interrupted in stocks accounting for a substantial portion of the value of an index, the trading of options on that index will ordinarily be halted. If the trading of options on an underlying index is halted, an exchange may impose restrictions prohibiting the exercise of such options.

    FUTURES CONTRACTS. The Fund may purchase and sell interest rate and stock index futures contracts ("futures contracts") that are traded on U.S. commodity exchanges on such underlying securities as U.S. Treasury bonds, notes and bills ("interest rate" futures) and such indexes as the S&P 500 Index, the Moody's Investment-Grade Corporate Bond Index and the New York Stock Exchange Composite Index ("index" futures).

    As a futures contract purchaser, the Fund incurs an obligation to take delivery of a specified amount of the obligation underlying the contract at a specified time in the future for a specified price. As a seller of a futures contract, the Fund incurs an obligation to deliver the specified amount of the underlying obligation at a specified time in return for an agreed upon price.

    The Fund will purchase or sell interest rate futures contracts and bond index futures contracts for the purpose of hedging its fixed-income portfolio (or anticipated portfolio) securities against changes in prevailing interest rates. If the Adviser anticipates that interest rates may rise and, concomitantly, the price of fixed-income securities fall, the Fund may sell an interest rate futures contract or a bond index futures contract. If declining interest rates are anticipated, the Fund may purchase an interest rate futures contract to protect against a potential increase in the price of U.S. Government securities the Fund intends to purchase. Subsequently, appropriate fixed-income securi-ties may be purchased by the Fund in an orderly fashion; as securities are purchased, corresponding futures positions would be terminated by offsetting sales of contracts.

    The Fund will purchase or sell stock index futures contracts for the purpose of hedging its equity portfolio (or anticipated portfolio) securities against changes in their prices. If the Adviser anticipates that the prices of stock held by the Fund may fall, the Fund may sell a stock index futures contract. Conversely, if the Adviser wishes to hedge against anticipated price rises in those stocks which the Fund intends to purchase, the Fund may purchase stock index futures contracts. In addition, interest rate and stock index futures contracts will be bought or sold in order to close out a short or long position in a corresponding futures contract.

    Although most interest rate futures contracts call for actual delivery or acceptance of securities, the contracts usually are closed out before the settlement date without the making or taking of delivery. Index futures contracts provide for the delivery of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the open or close of the last trading day of the contract and the futures contract price. A futures contract sale is closed out by effecting a futures contract purchase for the same aggregate amount of the specific type of equity security and the same delivery date. If the sale price exceeds the offsetting purchase price, the seller would be paid the difference and would realize a gain. If the offsetting purchase price exceeds the sale price, the seller would pay the difference and would realize a loss. Similarly, a futures contract purchase is closed out by effecting a futures contract sale for the same aggregate amount of the specific type of equity security and the same delivery date. If the offsetting sale price exceeds the purchase price, the purchaser would realize a gain, whereas if the purchase price exceeds the offsetting sale price, the purchaser would realize a loss. There is no assurance that the Fund will be able to enter into a closing transaction.

    INTEREST  RATE FUTURES  CONTRACTS.   When the  Fund enters  into an interest
rate futures contract, it is initially required to deposit with the Fund's Custodian, in a segregated account in the name of the broker performing the transaction, an "initial margin" of cash or U.S. Government securities or other high grade liquid short-term debt obligations equal to approximately 2% of the contract amount. Initial margin requirements are established by the Exchanges on which futures contracts trade and may, from time to time, change. In addition, brokers may establish margin deposit requirements in excess of those required by the Exchanges.

    Initial margin in futures transactions is different from margin in securities transactions in that initial margin does not involve the borrowing of funds by a brokers' client but is, rather, a good faith deposit on the futures contract which will be returned to the Fund upon the proper termination of the futures contract. The margin deposits made are marked to market daily and the Fund may be required to make subsequent deposits called "variation margin," with the Fund's Custodian, in the account in the name of the broker, which are reflective of price fluctuations in the futures contract. Currently, interest rates futures contracts can be purchased on debt securities such as U.S. Treasury Bills and Bonds, U.S. Treasury Notes with maturities between 6 1/2 and 10 years, GNMA Certificates and Bank Certificates of Deposit.

    INDEX FUTURES CONTRACTS. The Fund may invest in index futures contracts. An index futures contract sale creates an obligation by the Fund, as seller, to deliver cash at a specified future time. An index futures contract purchase would create an obligation by the Fund, as purchaser, to take delivery of cash at a specified future time. Futures contracts on indexes do not require the physical delivery of securities, but provide for a final cash settlement on the expiration date which reflects accumulated profits and losses credited or debited to each party's account.

    The Fund is required to maintain margin deposits with brokerage firms through which it effects index futures contracts in a manner similar to that described above for interest rate futures contracts. Currently, the initial margin requirement is approximately 5% of the contract amount for index futures. In addition, due to current industry practice, daily variations in gains and losses on open contracts are required to be reflected in cash in the form of variation margin payments. The Fund may be required to make additional margin payments during the term of the contract.

    At any time prior to expiration of the futures contract, the Fund may elect to close the position by taking an opposite position which will operate to terminate the Fund's position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Fund and the Fund realizes a loss or a gain.

    Currently, index futures contracts can be purchased or sold with respect to, among others, the Standard & Poor's 500 Stock Price Index and the Standard & Poor's 100 Stock Price Index on the Chicago Mercantile Exchange, the New York Stock Exchange Composite Index on the New York Futures Exchange, the Major Market Index on the American Stock Exchange, the Moody's Investment-Grade Corporate Bond Index on the Chicago Board of Trade and the Value Line Stock Index on the Kansas City Board of Trade.

    OPTIONS ON FUTURES CONTRACTS. The Fund may purchase and write call and put options on futures contracts and enter into closing transactions with respect to such options to terminate an existing position. An option on a futures contract gives the purchaser the right (in return for the premium paid), and the writer the obligation, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the term of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option is accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract at the time of exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract.

    The  writer  of an  option  on a  futures  contract is  required  to deposit
initial  and  variation  margin  pursuant  to  requirements  similar  to   those
applicable to futures contracts. Premiums received from the writing of an option on a futures contract are included in initial margin deposits.

    LIMITATIONS ON FUTURES CONTRACTS AND OPTIONS ON FUTURES. The Fund may not enter into futures contracts or purchase related options thereon if, immediately thereafter, the amount committed to margin plus the amount paid for premiums for unexpired options on futures contracts exceeds 5% of the value of the Fund's total assets, after taking into account unrealized gains and unrealized losses on such contracts it has entered into, provided, however, that in the case of an option that is in-the-money (the exercise price of the call (put) option is less (more) than the market price of the underlying security) at the time of purchase, the in-the-money amount may be excluded in calculating the 5%. However, there is no overall limitation on the percentage of the Fund's assets which may be subject to a hedge position. In addition, in accordance with the regulations of the Commodity Futures Trading Commission ("CFTC") under which the Fund is exempted from registration as a commodity pool operator, the Fund may only enter into futures contracts and options on futures contracts transactions for purposes of hedging a part or all of its portfolio. If the CFTC changes its regulations so that the Fund would be permitted to write options on futures contracts for purposes other than hedging the Fund's investments without CFTC registration, the Fund may engage in such transactions for those purposes. Except as described above, there are no other limitations on the use of futures and options thereon by the Fund.

    RISKS OF TRANSACTIONS IN FUTURES CONTRACTS AND RELATED OPTIONS. The Fund may sell a futures contract to protect against the decline in the value of securities held by the Fund. However, it is possible that the futures market may advance and the value of securities held in the portfolio of the Fund may decline. If this occurred, the Fund would lose money on the futures contract and also experience a decline in value of its portfolio securities. However, while this could occur for a very brief period or to a very small degree, over time the value of a diversified portfolio will tend to move in the same direction as the futures contracts.

    If the Fund purchases a futures contract to hedge against the increase in value of securities it intends to buy, and the value of such securities decreases, then the Fund may determine not to invest in the securities as planned and will realize a loss on the futures contract that is not offset by a reduction in the price of the securities.

    In order to assure that the Fund is entering into transactions in futures contracts for hedging purposes as such is defined by the CFTC either: 1) a substantial majority (i.e., approximately 75%) of all anticipatory hedge transactions (transactions in which the Fund does not own at the time of the transaction, but expects to acquire, the securities underlying the relevant futures contract) involving the purchase of futures contracts will be completed by the purchase of securities which are the subject of the hedge or 2) the underlying value of all long positions in futures contracts will not exceed the total value of a) all short-term debt obligations held by the Fund; b) cash held by the Fund; c) cash proceeds due to the Fund on investments within thirty days; d) the margin deposited on the contracts; and e) any unrealized appreciation in the value of the contracts.

    In addition, if the Fund holds a long position in a futures contract or has sold a put option on a futures contract, it will hold cash, U.S. Government securities or other liquid high grade debt obligations equal to the purchase price of the contract or the exercise price of the put option (less the amount of initial or variation margin on deposit) in a segregated account maintained for the Fund by its Custodian. Alternatively, the Fund could cover its long position by purchasing a put option on the same futures contract with an exercise price as high or higher than the price of the contract held by the Fund.

    If the Fund maintains a short position in a futures contract or has sold a call option on a futures contract, it will cover this position by holding, in a segregated account maintained at its Custodian, cash, U.S. Government securities or other high grade debt obligations equal in value (when added to any initial or variation margin on deposit) to the market value of the securities underlying the futures contract or the exercise price of the option. Such a position may also be covered by owning the securities underlying the futures contract (in the case of a stock index futures contract a portfolio of securities substantially replicating the relevant index), or by holding a call option permitting the Fund to purchase the same contract at a price no higher than the price at which the short position was established.

    Exchanges may limit the amount by which the price of futures contracts may move on any day. If the price moves equal the daily limit on successive days, then it may prove impossible to liquidate a futures position until the daily limit moves have ceased.

    The extent to which the Fund may enter into transactions involving options and futures contracts may be limited by the Internal Revenue Code's requirements for qualification as a regulated investment company and the Fund's intention to qualify as such. See "Dividends, Distributions and Taxes" in the Prospectus and the Statement of Additional Information.

    There may exist an imperfect correlation between the price movements of futures contracts purchased by the Fund and the movements in the prices of the securities which are the subject of the hedge. If participants in the futures market elect to close out their contracts through offsetting transactions rather than meet margin deposit requirements, distortions in the normal relationship between the debt securities and futures markets could result. Price distortions could also result if investors in futures contracts opt to make or take delivery of underlying securities rather than engage in closing transactions due to the resultant reduction in the liquidity of the futures market. In addition, due to the fact that, from the point of view of speculators, the deposit requirements in the futures markets are less onerous than margin requirements in the cash market, increased participation by speculators in the futures market could cause temporary price distortions. Due to the possibility of price distortions in the futures market and because of the imperfect correlation between movements in the prices of securities and movements in the prices of futures contracts, a correct forecast of interest rate trends by the Adviser may still not result in a successful hedging transaction.

    There is no assurance that a liquid secondary market will exist for futures contracts and related options in which the Fund may invest. In the event a liquid market does not exist, it may not be possible to close out a futures position, and in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin. In addition, limitations imposed by an exchange or board of trade on which futures contracts are traded may compel or prevent the Fund from closing out a contract which may result in reduced gain or increased loss to the Fund. The absence of a liquid market in futures contracts might cause the Fund to make or take delivery of the underlying securities at a time when it may be disadvantageous to do so.

    Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less potential risk to the Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to the Fund notwithstanding that the purchase or sale of a futures contract would not result in a loss, as in the instance where there is no movement in the prices of the futures contract or underlying securities.

    The Adviser has substantial experience in the use of the investment techniques described above under the heading "Options and Futures Transactions," which techniques require skills different from those needed to select the portfolio securities underlying various options and futures contracts.

LENDING OF PORTFOLIO SECURITIES

    Consistent with applicable regulatory requirements, the Fund may lend its portfolio securities to brokers, dealers and other financial institutions, provided that such loans are callable at any time by the Fund (subject to notice provisions described below), and are at all times secured by cash or money market instruments, which are maintained in a segregated account pursuant to applicable regulations and that are equal to at least the market value, determined daily, of the loaned securities. The advantage of such loans is that the Fund continues to receive the income on the loaned securities while at the same time earning interest on the cash amounts deposited as collateral, which will be invested in short-term obligations. The Fund will not lend its portfolio securities if such loans are not permitted by the laws or regulations of any state in which its shares are qualified for sale and will not lend more than 25% of the value of its total assets. A loan may be terminated by the borrower on one business day's notice, or by the Fund on two business days' notice. If the borrower fails to deliver the loaned securities within two days after receipt of notice, the Fund could use the collateral to replace the securities while holding the borrower liable for any excess of replacement cost over collateral. As with any extensions of credit, there are risks of delay in recovery and in some cases even loss of rights in the collateral should the borrower of the securities fail financially. However, these loans of portfolio securities will only be made to firms deemed by the Fund's management to be creditworthy and when the income which can be earned from such loans justifies the attendant risks. Upon termination of the loan, the borrower is required to return the securities to the Fund. Any gain or loss in the market price during the loan period would inure to the Fund. The creditworthiness of firms to which the Fund lends its portfolio securities will be monitored on an ongoing basis by the Adviser pursuant to procedures adopted and reviewed, on an ongoing basis, by the Board of Trustees of the Fund.

    When voting or consent rights which accompany loaned securities pass to the borrower, the Fund will follow the policy of calling the loaned securities, to be delivered within one day after notice, to permit the exercise of such rights if the matters involved would have a material effect on the Fund's investment in such loaned securities. The Fund will pay reasonable finder's, administrative and custodial fees in connection with a loan of its securities.

PORTFOLIO TURNOVER


    It is anticipated that the Fund's portfolio turnover rate generally will not exceed 150%. A 150% turnover rate would occur, for example, if 150% of the securities held in the Fund's portfolio (excluding all securities whose maturities at acquisition were one year or less) were sold and replaced within one year. For the fiscal year ended September 30, 1995 and for the period October 29, 1993 through September 30, 1994, the Fund's portfolio turnover rates were 123% and 113%, respectively.

INVESTMENT RESTRICTIONS
--------------------------------------------------------------------------------

    In addition to the investment restrictions enumerated in the Prospectus, the investment restrictions listed below have been adopted by the Fund as fundamental policies, except as otherwise indicated. Under the Act, a fundamental policy may not be changed without the vote of a majority of the outstanding voting securities of the Fund, as defined in the Act. Such a majority is defined as the lesser of (a) 67% or more of the shares present at a meeting of shareholders, if the holders of 50% of the outstanding shares of the Fund are present or represented by proxy or (b) more than 50% of the outstanding shares of the Fund.

    The Fund may not:

       1. Purchase or sell real estate or interests therein (including limited partnership interests), although the Fund may purchase securities of issuers which engage in real estate operations and securities secured by real estate or interests therein.

       2. Purchase oil, gas or other mineral leases, rights or royalty contracts or exploration or development programs, except that the
    Fund may invest in the securities of companies which operate, invest in, or sponsor such programs.

       3. Borrow money, except that the Fund (i) may borrow from a bank for temporary or emergency purposes in amounts not exceeding 5% (taken at the lower of cost or current value) of its total assets (not including the amount borrowed), and (ii) may engage in reverse repurchase agreements and dollar rolls.

       4. Pledge its assets or assign or otherwise encumber them except to secure borrowings effected within the limitations set forth in restriction (3). For the purpose of this restriction, collateral arrangements with respect to initial or variation margin for futures are not deemed to be pledges of assets.

       5. Issue senior securities as defined in the Act except insofar as the Fund may be deemed to have issued a senior security by reason of (a)
    entering into any repurchase agreement; (b) purchasing any securities on a when-issued or delayed delivery basis; (c) purchasing or selling any financial futures contracts or options thereon; (d) borrowing money in accordance with restrictions described above; or (e) lending portfolio securities.

       6. Make loans of money or securities, except: (a) by the purchase of portfolio securities in which the Fund may invest consistent with its investment objective and policies; (b) by investment in repurchase agreements; or (c) by lending its portfolio securities.

       7.  Make short sales of securities.

       8. Purchase securities on margin, except for such short-term loans as are necessary for the clearance of portfolio securities. The deposit or payment by the Fund of initial or variation margin in connection with futures contracts is not considered the purchase of a security on margin.

       9. Purchase or sell commodities or commodities contracts except that the Fund may purchase or sell futures contracts or options on futures.

       10. Engage in the underwriting of securities, except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933 in disposing of a portfolio security. (The Fund may invest in restricted securities subject to the non-fundamental limitations contained in the Prospectus.)

       11. Invest for the purpose of exercising control or management of any other issuer.

    In addition, as a nonfundamental policy, the Fund may not (i) invest in securities of any issuer if, to the knowledge of the Fund, any officer or trustee of the Fund or any officer or director of the

Manager or the Adviser owns more than 1/2 of 1% of the outstanding securities of such issuer, and such officers, trustees and directors who own more than 1/2 of 1% own in the aggregate more than 5% of the outstanding securities of such issuers; or (ii) purchase securities of other investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets or by purchase in the open market of securities of closed-end investment companies where no underwriter's or dealer's commission or profit, other than customary broker's commissions, is involved and only if immediately thereafter not more than (a) 5% of the Fund's total assets, taken at market value, would be invested in any one such company, (b) 10% of the Fund's total assets, taken at market value, would be invested in such securities and (c) 3% of any one such company's voting securities would be owned by the Fund.

    If (except with respect to Restriction 3) a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in values of portfolio securities or amount of total or net assets will not be considered a violation of any of the foregoing restrictions.

PORTFOLIO TRANSACTIONS AND BROKERAGE
--------------------------------------------------------------------------------


    Subject  to  the  general  supervision  of  the  Trustees,  the  Adviser  is responsible for decisions to buy and sell securities for the Fund, the selection of brokers and dealers to effect the transactions, and the negotiation of brokerage commissions, if any. Purchases and sales of securities on a stock exchange are effected through brokers who charge a commission for their services. In the over-the-counter market, securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In addition, securities may be purchased at times in underwritten offerings where the price includes a fixed amount of compensation, generally referred to as the underwriter's concession or discount. Futures transactions will usually be effected through a broker and a commission will be charged. On occasion, the Fund may also purchase certain money market instruments directly from an issuer, in which case no commissions or discounts are paid. During the fiscal period from October 29, 1993 through September 30, 1994 and during the fiscal year ended September 30, 1995 the Fund paid $329,874 and $223,076, respectively, in brokerage commissions.


    The Adviser currently serves as investment adviser to a number of clients, including other investment companies, and may in the future act as investment adviser to others. It is the practice of the Adviser to cause purchase and sale transactions to be allocated among the Fund and others whose assets it manages in such manner as it deems equitable. In making such allocations among the Fund and other client accounts, the main factors considered are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held and the opinions of the persons responsible for managing the portfolios of the Fund and other client accounts.

    The policy of the Fund regarding purchases and sales of securities for its portfolio is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, the Fund's policy is to pay commissions which are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. The Fund believes that a requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude the Fund and the Adviser from obtaining a high quality of brokerage and research services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Adviser relies upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage and research services received from the broker effecting the transaction. Such determinations are necessarily subjective and imprecise, as in most cases an exact dollar value for those services is not ascertainable.

    In seeking to implement the Fund's policies, the Adviser effects transactions with those brokers and dealers who the Adviser believes provide the most favorable prices and are capable of providing efficient executions. If the Adviser believes such prices and executions are obtainable from more than one broker or dealer, it may give consideration to placing portfolio transactions with those brokers and dealers who also furnish research and other services to the Fund or the Adviser. Such services may include, but are not limited to, any one or more of the following: reports on industries and companies, economic analyses and review of business conditions, portfolio strategy, analytic computer software, account performance services, computer terminals and various trading and/or quotation equipment. They also include advice from broker-dealers as to the value of securities, availability of securities, availability of buyers, and availability of sellers. In addition, they include recommendations as to purchase and sale of individual securities and timing of such transactions. The Fund will not purchase at a higher price or sell at a lower price in connection with transactions affected with a dealer, acting as principal, who furnishes research services to the Fund than would be the case if no weight were given by the Fund to the dealer's furnishing of such services. During the fiscal year ended Spetember 30, 1995, the Fund directed the payment of $101,155 in brokerage commissions in connection with transactions in the aggregate amount of $63,871,013 to brokers because of research services provided.


    The information and services received by the Adviser from brokers and dealers may be of benefit to the Adviser in the management of accounts of some of its other clients and may not in all cases benefit the Fund directly. While the receipt of such information and services is useful in varying degrees and would generally reduce the amount of research or services otherwise performed by the Adviser and thereby reduce its expenses, it is of indeterminable value and the advisory fee paid to the Adviser is not reduced by any amount that may be attributable to the value of such services.


    Consistent with the policy described above, brokerage transactions in securities listed on exchanges or admitted to unlisted trading privileges may be effected through DWR. In order for DWR to effect any portfolio transactions for the Fund, the commissions, fees or other remuneration received by DWR must be reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on an exchange during a comparable period of time. This standard would allow DWR to receive no more than the remuneration which would be expected to be received by an unaffiliated broker in a commensurate arm's-length transaction. Furthermore, the Board of Trustees of the Fund, including a majority of the Trustees who are not "interested" persons of the Fund, as defined in the Act, have adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid to DWR are consistent with the foregoing standard. During the fiscal year ended September 30, 1995, the Fund paid $49,753 in brokerage commissions to DWR. During that period, the brokerage commissions paid to DWR represented approximately 22.30% of the total brokerage commissions paid by the Fund during the period and were paid on account of transactions having an aggregate dollar value equal to approximately 27.29% of the aggregate dollar value of all portfolio transactions of the Fund during the period for which commissions were paid.


THE DISTRIBUTOR
--------------------------------------------------------------------------------

    As discussed in the Prospectus, shares of the Fund are distributed by Dean Witter Distributors Inc. (the "Distributor"). The Distributor has entered into a selected dealer agreement with DWR, which through its own sales organization sells shares of the Fund, and may enter into selected broker-dealer agreements with others. The Distributor, a Delaware corporation, is a wholly-owned subsidiary of DWDC. As part of an internal reorganization that took place in December, 1992, the Distributor assumed the investment company share distribution activities previously performed by DWR. The Trustees of the Fund, including a majority of the Independent Trustees, approved, at their meeting on July 21, 1993, a Distribution Agreement appointing the Distributor exclusive distributor of the Fund's shares and providing for the Distributor to bear distribution expenses not borne by the Fund. By its terms, the Distribution Agreement had an initial term ending April 30, 1994, and it will remain in effect from year to year thereafter if approved by the Board. At their meeting held on April 20, 1995, the Trustees, including a majority of the Independent Trustees, approved the continuance of the Distribution Agreement until April 30, 1996.


    The Distributor bears all expenses it may incur in providing services under the Distribution Agreement. Such expenses include the payment of commissions for sales of the Fund's shares and incentive compensation to account executives. The Distributor also pays certain expenses in connection with the distribution of the Fund's shares, including the costs of preparing, printing and distributing advertising or promotional materials, and the costs of printing and distributing prospectuses and supplements thereto used in connection with the offering and sale of the Fund's shares. The Fund bears the costs of initial typesetting, printing and distribution of prospectuses and supplements thereto to shareholders. The Fund also bears the costs of registering  the Fund  and its shares  under federal and  state securities laws.
The Fund and Distributor have agreed to indemnify each other against certain liabilities, including liabilities under the Securities Act of of 1933, as amended. Under the Distribution Agreement, the Distributor uses its best efforts in rendering services to the Fund, but in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations, the Distributor is not liable to the Fund or any of its shareholders for any error of judgment or mistake of law or for any act or omission or for any losses sustained by the Fund or its shareholders.

PLAN OF DISTRIBUTION

    As discussed in the Prospectus, the Fund has entered into a Plan of Distribution pursuant to Rule 12b-1 under the Act with the Distributor whereby the expenses of certain activities in connection with the distribution of shares of the Fund are reimbursed. The Plan was initially approved by the Trustees of the Fund on July 21, 1993 and by InterCapital as the then sole shareholder of the Fund on July 22, 1993. The vote of the Trustees included a majority of the Trustees who are not and were not at the time of their votes interested persons of the Fund and who have and had at the time of their votes no direct or indirect financial interest in the operation of the Plan (the "Independent 12b-1 Trustees"), cast in person at a meeting called for the purpose of voting on such Plan. In determining to approve the Plan, the Trustees, including the Independent 12b-1 Trustees, concluded that, in their judgment, there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders.

    The Plan provides that the Distributor will bear the expense of all promotional and distribution related activities on behalf of the Fund, including personal services to shareholders and maintenance of shareholder accounts, except for expenses that the Trustees determine to reimburse, as described below. The following activities and services may be provided by the Distributor, DWR, its affiliates and any other selected broker-dealer under the
Plan: (1) compensation to and expenses of account executives and other employees of DWR, its affiliates and other selected broker-dealers, including overhead and telephone expenses; (2) sales incentives and bonuses to sales representatives and to marketing personnel in connection with promoting sales of the Fund's shares; (3) expenses incurred in connection with promoting sales of the Fund's shares; (4) preparing and distributing sales literature; and (5) providing advertising and promotional activities, including direct mail solicitation and television, radio, newspaper, magazine and other media advertisements.

    The Fund is authorized to reimburse specific expenses incurred or to be incurred in promoting the distribution of the Fund's shares and in servicing shareholder accounts. Reimbursement is made through monthly payments in amounts determined in advance of each fiscal quarter by the Trustees, including a majority of the Independent 12b-1 Trustees. The amount of each monthly payment may in no event exceed an amount equal to a payment at the annual rate of 1.0% of the Fund's average daily net assets during the month. No interest or other financing charges, if any, incurred on any distribution expenses will be reimbursable under the Plan. In making quarterly determinations of the amounts that may be expended by the Fund, the Distributor will provide and the Trustees will review a quarterly budget of projected distribution expenses to be incurred on behalf of the Fund, together with a report explaining the purposes and anticipated benefits of incurring such expenses. The Trustees will determine which particular expenses, and the portions thereof, that may be borne by the Fund, and in making such a determination shall consider the scope of the Distributor's commitment to promoting the distribution of the Fund's shares.

    The Distributor has informed the Fund that a portion of the fees payable by the Fund each year pursuant to the Plan equal to 0.25% of the Fund's average daily net assets is characterized as a "service fee" under the Rules of Fair Practice of the National Association of Securities Dealers (of which the Distributor is a member). Such portion of the fee is a payment made for personal service and/or the maintenance of shareholder accounts. The remaining portion of the Plan fees payable by the Fund is characterized as an "asset-based sales charge" as defined by the aforementioned Rules of Fair Practice.

    DWR's account executives are credited with an annual residual commission, currently a gross residual of up to 1.0% of the current value of the respective accounts for which they are the account executives or dealers of record. The "gross residual" is a charge which reflects residual commissions paid by DWR to its account executives and expenses of DWR and its affiliates associated with the sale and promotion of Fund shares and the servicing of shareholders' accounts, including the expenses of operating branch offices in connection with the servicing of shareholders' accounts, which expenses include lease costs, the salaries and employee benefits of operations and sales support personnel, utility costs, communications costs and the costs of stationery and supplies and other expenses relating to branch office servicing of shareholder accounts. The portion of an account executive's annual gross residual commission allocated to servicing of shareholders' accounts does not exceed 0.25% of the average annual net asset value of shares of accounts for which he or she is account executive of record.

    Under the Plan, the Distributor uses its best efforts in rendering services to the Fund, but in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations, the Distributor is not liable to the Fund or any of its shareholders for any error of judgment or mistake of law or for any act or omission or for any losses sustained by the Fund or its shareholders.


    The Fund accrued $1,178,353 to the Distributor, pursuant to the Plan, for the fiscal year ended September 30, 1995. This amount represents an annual rate of 0.98% of the Fund's average daily net assets for the fiscal period. Based upon the total amounts spent by the Distributor during the period, it is estimated by the Distributor that the amount paid by the Fund to the Distributor for distribution was spent in approximately the following ways: (i) advertising -- $-0-; (ii) printing and mailing prospectuses to other than current shareholders -- $-0-; (iii) compensation to underwriters -- $-0-; (iv) compensation to dealers -- $-0-; (v) compensation to sales personnel -- $-0-; and (vi) other, which includes payments to DWR for expenses substantially all of which relate to compensation of sales personnel (including compensation for servicing shareholder accounts and associated overhead expenses -- $1,178,353.



    The Plan had an initial term ending April 30, 1994, and under its terms will continue from year to year thereafter, provided such continuance is approved annually by a vote of the Trustees, including a majority of the Independent 12b-1 Trustees. At their meeting held on April 20, 1995, the Trustees, including a majority of the Independent 12b-1 Trustees, approved the continuance of the Plan until April 30, 1996. Any amendment to increase materially the maximum amount authorized to be spent under the Plan must be approved by the shareholders of the Fund, and all material amendments to the Plan must be approved by the Trustees in the manner described above. The Plan may be terminated at any time, without payment of any penalty, by vote of a majority of the Independent 12b-1 Trustees or by a vote of the holders of a majority of the outstanding voting securities of the Fund (as defined in the Act) on not more than 30 days written notice to any other party to the Plan. So long as the Plan is in effect, the selection or nomination of the Independent Trustees is committed to the discretion of the Independent Trustees.

    Under the Plan, the Distributor provides the Fund, for review by the Trustees, and the Trustees review, promptly after the end of each calendar quarter, a written report regarding the distribution expenses incurred during such calendar quarter, which report includes (1) an itemization of the types of expenses and the purposes therefor; (2) the amounts of such expenses; and (3) a description of the benefits derived by the Fund. In the Trustees' quarterly review of the Plan they consider its continued appropriateness and the level of compensation provided therein.

    No interested person of the Fund nor any Trustee of the Fund who is not an interested person of the Fund, as defined in the Act, has any direct or indirect financial interest in the operation of the Plan except to the extent that DWR, InterCapital, the Distributor or the Manager, or certain of their employees, may be deemed to have such an interest as a result of benefits derived from the successful operation of the Plan or as a result of receiving a portion of the amounts expended thereunder by the Fund.

DETERMINATION OF NET ASSET VALUE

    As  stated  in   the  Prospectus,  short-term   securities  with   remaining
maturities of sixty days or less at the time of purchase are valued at amortized cost, unless the Trustees determine such does not reflect the securities' market value, in which case these securities will be valued at their fair value as determined by the Trustees. Other short-term debt securities will be valued on a mark-to-market basis until such time as they reach a remaining maturity of sixty days, whereupon they will be valued at amortized cost using their value on the 61st day unless the Trustees determine such does not reflect the securities' market value, in which case these securities will be valued at their fair value as determined by the Trustees. Listed options on debt securities are valued at the latest sale price on the exchange on which they are listed unless no sales of such options have taken place that day, in which case they will be valued at the mean between their latest bid and asked prices. Unlisted options on debt securities and all options on equity securities are valued at the mean between their latest bid and asked prices. Futures are valued at the latest sale price on the commodities exchange on which they trade unless the Trustees determine that such price does not reflect their market value, in which case they will be valued at their fair value as determined by the Trustees. All other securities and other assets are valued at their fair value as determined in good faith under procedures established by and under the supervision of the Trustees.


    The net asset value per share of the Fund is determined once daily at 4:00 p.m., New York time (or, on days when the New York Stock Exchange closes prior to 4:00 p.m., at such earlier time), on each day that the New York Stock Exchange is open by taking the value of all assets of the Fund, subtracting its liabilities, dividing by the number of shares outstanding and adjusting to the nearest cent. The New York Stock Exchange currently observes the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


SHAREHOLDER SERVICES
--------------------------------------------------------------------------------

    SHAREHOLDER INVESTMENT ACCOUNT. Upon purchase of shares of the Fund, a Shareholder Investment Account is opened for the investor on the books of the Fund, maintained by Dean Witter Trust Company (the "Transfer Agent"), in full and fractional shares of the Fund (rounded to the nearest 1/100 of a share). This is an open account in which shares owned by the investor are credited by the Transfer Agent in lieu of issuance of a share certificate. If a share certificate is desired, it must be requested in writing for each transaction. Certificates are issued only for full shares and may be redeposited in the account at any time. There is no charge to the investor for issuance of a certificate. No certificates will be issued for fractional shares or to shareholders who have elected the Systematic Withdrawal Plan for withdrawing cash from their accounts. Whenever a shareholder-instituted transaction takes place in the Shareholder Investment Account, the shareholder will be mailed a confirmation of the transaction from the Fund or from DWR or other selected broker-dealer.

    AUTOMATIC INVESTMENT OF DIVIDENDS AND DISTRIBUTIONS. All dividends and capital gains distributions are automatically paid in full and fractional shares of the Fund, unless the shareholder requests that they be paid in cash. Each purchase of shares of the Fund is made upon the condition that the Transfer Agent is thereby automatically appointed as agent of the investor to receive all dividends and capital gains distributions on shares owned by the investor. Such dividends and distributions will be paid in shares of the Fund at the net asset value per share as of the close of business on the record date. An investor may terminate such agency at any time and may request the Transfer Agent in writing to have subsequent dividends and/or capital gains distributions paid in cash rather than shares. Such request must be received by the Transfer Agent at least five (5) business days prior to the record date for which it commences to take effect. In case of recently purchased shares for which registration instructions have not been received on the record date, cash payments will be made to DWR or other selected broker-dealer.

    EASYINVESTSM. Shareholders may subscribe to EasyInvest, an automatic purchase plan which provides for any amount from $100 to $5,000 to be transferred automatically from a checking or savings account, on a semi-monthly, monthly or quarterly basis, to the Transfer Agent for investment in shares of the Fund. Shares purchased through EasyInvest will be added to the shareholder's existing account at the net asset value calculated the same business day the transfer of funds is effected. For further information or to subscribe to EasyInvest, shareholders should contact their DWR or other selected broker-dealer account executive or the Transfer Agent.

    INVESTMENT OF DISTRIBUTIONS RECEIVED IN CASH. As discussed in the Prospectus, any shareholder who receives a cash payment representing a dividend or capital gains distribution may invest such dividend or distribution at net asset value (without sales charge) by returning the check or the proceeds to the Transfer Agent within 30 days after the payment date. If the shareholder returns the proceeds of a dividend or distribution, such funds must be accompanied by a signed statement indicating that the proceeds constitute a dividend or distribution to be invested. Such investment will be made at the net asset value per share next determined after receipt of the check or the proceeds by the Transfer Agent.

    DIRECT INVESTMENTS THROUGH TRANSFER AGENT. As discussed in the Prospectus, a shareholder may make additional investments in Fund shares at any time by sending a check in any amount, not less than $100, payable to TCW/DW Balanced Fund, directly to the Transfer Agent. Such amounts will be applied to the purchase of Fund shares at the net asset value per share next computed after receipt of the check of purchase payment by the Transfer Agent. The shares so purchased will be credited to the investor's account.

    TARGETED DIVIDENDSSM. In states where it is legally permissible to do so, shareholders may also have all income dividends and capital gains distributions automatically invested in shares of a TCW/DW Fund other than TCW/DW Balanced Fund. Such investment will be made as described above for automatic investment in shares of the Fund, at the net asset value per share of the selected TCW/DW Fund as of the close of business of the payment date of the dividend or distribution, and will begin to earn dividends, if any, in the selected TCW/ DW Fund the next business day. To participate in the Targeted Dividends program, shareholders should contact their DWR or other Selected Broker-Dealer account executive or the Transfer Agent. Shareholders of the Fund must be shareholders of the TCW/DW Fund targeted to receive investments from dividends at the time they enter the Targeted Dividends program. Investors should review the prospectus of the targeted TCW/ DW Fund before entering the program.

    SYSTEMATIC WITHDRAWAL PLAN. As discussed in the Prospectus, a systematic withdrawal plan is available for shareholders who own or purchase shares of the Fund having a minimum value of $10,000 based upon the then current net asset value. The plan provides for monthly or quarterly (March, June, September and December) checks in any dollar amount, not less than $25, or in any whole percentage of the account balance, on an annualized basis. The shares will be redeemed at their net asset value determined, at the shareholder's option, on the tenth or twenty-fifth day (or next following business day) of the relevant month or quarter and normally a check for the proceeds will be mailed by the Transfer Agent, or amounts credited to a shareholder's DWR or other Selected Broker-Dealer brokerage account, within five business days after the date of redemption.

    Dividends and capital gains distributions on shares held under the Systematic Withdrawal Plan will be invested in additional full and fractional shares at net asset value (without a sales charge). Shares will be credited to an open account for the investor by the Transfer Agent; no share certificates will be issued. A shareholder is entitled to a share certificate upon written request to the Transfer Agent, although in that event the shareholder's Systematic Withdrawal Plan will be terminated.

    Withdrawal Plan payments should not be considered as dividends, yields or income. If periodic withdrawal plan payments continuously exceed net investment income and net capital gains, the shareholder's original investment will be correspondingly reduced and ultimately exhausted.

    Each withdrawal constitutes a redemption of shares and any gain or loss realized must be recognized for federal income tax purposes.

    The Transfer Agent acts as agent for the shareholder in tendering to the Fund for redemption sufficient full and fractional shares to provide the amount of the periodic withdrawal payment designated in the application. The shares will be redeemed at their net asset value determined, at the shareholder's option, on the tenth or twenty-fifth day (or next following business day) of the relevant month or quarter and normally a check for the proceeds will be mailed by the Transfer Agent within five business days after the date of redemption. The Withdrawal Plan may be terminated at any time by the Fund.

    A shareholder may, at any time, change the amount and interval of withdrawal payments and the address to which checks are mailed by written notification to the Transfer Agent. The shareholder's signature on such notification must be guaranteed by an eligible guarantor acceptable to the Transfer Agent (shareholders should contact the Transfer Agent for a determination as to whether a particular institution is such an eligible guarantor). The shareholder may also terminate the Systematic Withdrawal Plan at any time by written notice to the Transfer Agent. In the event of such termination, the account will be continued as a Shareholder Investment Account. The shareholder may also redeem all or part of the shares held in the Systematic Withdrawal Plan account (see "Repurchases and Redemptions" in the Prospectus) at any time.

EXCHANGE PRIVILEGE


    As discussed in the Prospectus under the caption "Exchange Privilege," an Exchange Privilege exists whereby investors who have purchased shares of any TCW/DW Fund sold with a contingent deferred sales charge ("CDSC Funds") will be permitted, after the shares of the fund acquired by purchase (not by exchange or dividend reinvestment) have been held for thirty days, to redeem all or part of their shares in that fund, have the proceeds invested in shares of the Fund, in shares of TCW/DW North American Government Income Trust and TCW/DW Income and Growth Fund and in shares of five money market funds for which InterCapital serves as investment manager: Dean Witter Liquid Asset Fund Inc., Dean Witter Tax-Free Daily Income Trust, Dean Witter California Tax-Free Daily Income Trust, Dean Witter New York Municipal Money Market Trust or Dean Witter U.S. Government Money Market Trust (these eight funds, including the Fund, are hereinafter collectively referred to as "Exchange Funds"). There is no waiting period for exchanges of shares acquired by exchange or dividend reinvestment. Shares of Exchange Funds received in an exchange for shares of a CDSC Fund (regardless of the type of fund originally purchased) may be redeemed and exchanged for shares of Exchange Funds or CDSC Funds. Ultimately, any applicable contingent deferred sales charge ("CDSC") will have to be paid upon redemption of shares originally purchased from a CDSC Fund. An exchange will be treated for federal income tax purposes the same as a repurchase or redemption of shares, on which the shareholder may realize a capital gain or loss.


    Any new account established through the Exchange Privilege will have the same registration and cash dividend or dividend reinvestment plan as the present account, unless the Transfer Agent receives written notification to the contrary. For telephone exchanges, the exact registration of the existing account and the account number must be provided.

    Any shares held in certificate form cannot be exchanged but must be forwarded to the Transfer Agent and deposited into the shareholder's account before being eligible for exchange. (Certificates mailed in for deposit should not be endorsed.)

    When shares of any CDSC Fund are exchanged for shares of an Exchange Fund, the exchange is executed at no charge to the shareholder, without the imposition of the CDSC at the time of the exchange. During the period of time the shareholder remains in the Exchange Fund (calculated from the last day of the month in which the Exchange Fund shares were acquired), the holding period or "year since purchase payment made" is frozen. When shares are redeemed out of the Exchange Fund, they will be subject to a CDSC which would be based upon the period of time the shareholder held shares in a CDSC Fund. However, in the case of shares of a CDSC Fund exchanged into an Exchange Fund, upon redemption of shares which results in a CDSC being imposed, a credit (not to exceed the amount of the CDSC) will be given in an amount equal to the Exchange Fund 12b-1 distribution fees which are attributable to those shares. Shareholders acquiring shares of an Exchange Fund pursuant to this exchange privilege may exchange those shares back into a CDSC Fund from the Exchange Fund, with no CDSC being imposed on such exchange. The holding period previously frozen when shares were first exchanged for shares of the Exchange Fund, resumes on the last day of the month in which shares of a CDSC Fund are reacquired. Thus, a CDSC is imposed only upon an ultimate redemption, based upon the time (calculated as described above) the shareholder was invested in a CDSC Fund.

    When shares initially purchased in a CDSC Fund are exchanged for shares of another CDSC Fund or for shares of an Exchange Fund, the date of purchase of the shares of the fund exchanged into, for purposes of the CDSC upon redemption, will be the last day of the month in which the shares being exchanged were originally purchased. In allocating the purchase payments between funds for purposes of the CDSC, the amount which represents the current net asset value of shares at the time of the exchange which were (i) purchased more than six years prior to the exchange and (ii) originally acquired through reinvestment of dividends or distributions (all such shares called "Free Shares"), will be exchanged first. After an exchange, all dividends earned on shares in the Exchange Fund will be considered Free Shares. If the exchanged amount exceeds the value of such Free Shares, an exchange is made, on a block-by-block basis, of non-Free Shares held for the longest period of time. Shares equal to any appreciation in the value of non-Free Shares exchanged will be treated as Free Shares, and the amount of the purchase payments for the non-Free Shares of the fund exchanged into will be equal to the lesser of (a) the purchase payments for, or (b) the current net asset value of, the exchanged non-Free Shares. If an exchange between funds would result in exchange of only part of a particular block of non-Free Shares, then shares equal to any appreciation in the value of the block (up to the amount of the exchange) will be treated as Free Shares and exchanged first, and the purchase payment for that block will be allocated on a pro rata basis between the non-Free Shares of that block to be retained and the non-Free Shares to be exchanged. The prorated amount of such purchase payment attributable to the retained non-Free Shares will remain as the purchase payment for such shares, and the amount of purchase payment for the exchanged non-Free Shares will be equal to the lesser of (a) the prorated amount of the purchase payment for, or (b) the current net asset value of, those exchanged non-Free Shares. Based upon the procedures described in the CDSC Fund Prospectus under the caption "Contingent Deferred Sales Charge," any applicable CDSC will be imposed upon the ultimate redemption of shares of any fund, regardless of the number of exchanges since those shares were originally purchased.

    The Transfer Agent acts as agent for shareholders of the Fund in effecting redemptions of Fund shares and in applying the proceeds to the purchase of other fund shares. In the absence of negligence on its part, neither the Transfer Agent nor the Fund shall be liable for any redemption of Fund shares caused by unauthorized telephone or telegraph instructions. Accordingly, in such event the investor shall bear the risk of loss. The staff of the Securities and Exchange Commission is currently considering the propriety of such a policy.

    With respect to the redemption or repurchase of shares of the Fund, the application of proceeds to the purchase of new shares in the Fund or any other of the funds and the general administration of the Exchange Privilege, the Transfer Agent acts as agent for the Distributor and for the shareholder's selected broker-dealer, if any, in the performance of such functions.

    With respect to exchanges, redemptions or repurchases, the Transfer Agent shall be liable for its own negligence and not for the default or negligence of its correspondents or for losses in transit. The Fund shall not be liable for any default or negligence of the Transfer Agent, the Distributor or any selected broker-dealer.

    The Distributor and any selected broker-dealer have authorized and appointed the Transfer Agent to act as their agent in connection with the application of proceeds of any redemption of Fund shares to the purchase of shares of any other fund and the general administration of the Exchange Privilege. No commission or discounts will be paid to the Distributor or any selected broker-dealer for any transactions pursuant to this Exchange Privilege.

    Exchanges are subject to the minimum investment requirement and any other conditions imposed by each fund. (The minimum initial investment is $5,000 for Dean Witter Liquid Asset Fund Inc., Dean Witter Tax-Free Daily Income Trust, Dean Witter New York Municipal Money Market Trust and Dean Witter California Tax-Free Daily Income Trust, although those funds may, at their discretion, accept initial investments of as low as $1,000. The minimum initial investment for Dean Witter U.S. Government Money Market Trust and all TCW/DW Funds is
$1,000.) Upon exchange into an Exchange Fund, the shares of the fund will be held in a special Exchange Privilege Account separately from accounts of those shareholders who have acquired their shares directly from that fund. As a result, certain services normally available to shareholders of money market funds, including the check writing feature, will not be available for funds held in that account.

    The Fund, each of the other TCW/DW Funds and and each of the money market funds may limit the number of times this Exchange Privilege may be exercised by any investor within a specified period of time. Also, the Exchange Privilege may be terminated or revised at any time by the Fund and/or any of the funds for which shares of the Fund have been exchanged, upon such notice as may be required by applicable regulatory agencies (presently sixty days for termination or material revision), provided that six months prior written notice of termination will be given to the shareholders who hold shares of the Exchange Funds, pursuant to this Exchange Privilege, and provided further that the Exchange Privilege may be terminated or materially revised without notice at times (a) when the New York Stock Exchange is closed for other than customary weekends and holidays, (b) when trading on that Exchange is restricted, (c) when an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets, (d) during any other period when the Securities and Exchange Commission by order so permits (provided that applicable rules and regulations of the Securities and Exchange Commission shall govern as to whether the conditions prescribed in (b) or (c) exist) or (e) if the Fund would be unable to invest amounts effectively in accordance with its investment objective, policies and restrictions. Shareholders maintaining margin accounts with DWR or another selected broker-dealer are referred to their account executives regarding restrictions on exchange of shares of the Fund pledged in the margin account.

    For   further   information   regarding  the   Fund's   Exchange  Privilege,
shareholders should contact their DWR or other selected broker-dealer account executive or the Transfer Agent.

REPURCHASES AND REDEMPTIONS
--------------------------------------------------------------------------------

    PAYMENT FOR SHARES REPURCHASED OR REDEEMED. As discussed in the Prospectus, payment for shares presented for repurchase or redemption will be ordinarily made by check within seven days after receipt by the Transfer Agent of the certificate and/or written request in good order. Such payment may be postponed or the right of redemption suspended at times (a) when the New York Stock Exchange is closed for other than customary weekends and holidays, (b) when trading on that Exchange is restricted, (c) when an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets, or (d) during any other period when the Securities and Exchange Commission by order so permits; provided that applicable rules and regulations of the Securities and Exchange Commission shall govern as to whether the conditions prescribed in (b) or (c) exist. If the shares to be redeemed have recently been purchased by check and the check has not yet cleared, payment of redemption proceeds may be delayed until the check has cleared (not more than fifteen days from the time of receipt of the check by the Transfer Agent).

DIVIDENDS, DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

    As discussed in the Prospectus, the Fund will determine either to distribute or to retain all or part of any net long-term capital gains in any year for reinvestment. If any such gains are retained, the Fund will pay federal income tax thereon, and shareholders will be required to include such undistributed gains in their taxable income and will be able to claim their share of the tax paid by the Fund as a credit against their individual federal income tax.

    Gains or losses on sales of securities by the Fund will be long-term capital gains or losses if the securities have been held by the Fund for more than twelve months. Gains or losses on the sale of securities held for twelve months or less will be short-term gains or losses.

    The Fund's transactions, if any, in options and futures contracts may be subject to special provisions of the Internal Revenue Code that, among other things, may affect the character of gains and losses realized by the Fund (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund and defer Fund losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These rules also (a) could require the Fund to mark-to-market certain types of the positions in its portfolio (i.e., treat them as if they were closed out) and (b) may cause the Fund to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the distribution requirements for avoiding income and excise taxes.

    Any dividend or capital gains distribution received by a shareholder from any investment company will have the effect of reducing the net asset value of the shareholder's stock in that company by the exact amount of the dividend or capital gains distribution. Furthermore, capital gains distributions and dividends are subject to federal income taxes. If the net asset value of the shares should be reduced below a shareholder's cost as a result of the payment of dividends or the distribution of realized net long-term capital gains, such payment or distribution would be in part a return of the shareholder's investment to the extent of such reduction below the shareholder's cost, but nonetheless would be fully taxable at either ordinary or capital gain rates. Therefore, an investor should consider the tax implications of purchasing Fund shares immediately prior to a dividend or distribution record date.

    Shareholders are urged to consult their attorneys or tax advisers regarding specific questions as to federal, state or local taxes.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------


    As discussed in the Prospectus, from time to time the Fund may quote its "yield" and/or its "total return" in advertisements and sales literature. Yield is calculated for any 30-day period as follows: the amount of interest and/or dividend income for each security in the Fund's portfolio is determined in accordance with regulatory requirements; the total for the entire portfolio constitutes the Fund's gross income for the period. Expenses accrued during the period are subtracted to arrive at "net investment income." The resulting amount is divided by the product of the maximum offering price per share on the last day of the period multiplied by the average number of Fund shares outstanding during the period that were entitled to dividends. This amount is added to 1 and raised to the sixth power. 1 is then subtracted from the result and the difference is multiplied by 2 to arrive at the annualized yield. The Fund's yield for the 30-day period ended September 30, 1995 was 1.41%.



    The Fund's "average annual total return" represents an annualization of the Fund's total return over a particular period and is computed by finding the annual percentage rate which will result in the ending redeemable value of a hypothetical $1,000 investment made at the beginning of a one, five or ten year period, or for the period from the date of commencement of the Fund's operations, if shorter than any of the foregoing. For the purpose of this calculation, it is assumed that all dividends and distributions are reinvested. The formula for computing the average annual total return involves a percentage obtained by dividing the ending redeemable value by the amount of the initial investment, taking a root of the quotient (where the root is equivalent to the number of years in the period) and subtracting 1 from the result. The average annual return of the Fund for the fiscal year ended September 30, 1995 and for the period from October 29, 1993 (commencement of operations) through September 30, 1995 was 11.97% and 3.38%, respectively.


    In addition to the foregoing, the Fund may advertise its total return over different periods of time by means of aggregate, year-by-year or other types of total return figures. In addition, the Fund may compute its aggregate total return for specified periods by determining the aggregate percentage rate which will result in the ending value of a hypothetical $1,000 investment made at the beginning of the period. For the purpose of this calculation, it is assumed that all dividends and distributions are reinvested. The formula for computing aggregate total return involves a percentage obtained by dividing the ending value (without the reduction for any contingent deferred sales charge) by the initial $1,000 investment and subtracting 1 from the result. Based on the foregoing calculation the Fund's total return for the fiscal year ended September 30, 1995 and the period from October 29, 1993 through September 30, 1995 was 11.97% and 6.60%, respectively.



    The Fund may also advertise the growth of a hypothetical investment of $10,000, $50,000 or $100,000 in shares of the Fund by adding 1 to the Fund's aggregate total return (expressed as a decimal) and multiplying by $10,000, $50,000 or $100,000, as the case may be. Investments of $10,000, $50,000 and $100,000 in the Fund at inception would have increased to $10,660, $53,300 and $106,600, respectively, at September 30, 1995.


    The Fund from time to time may also advertise its performance relative to certain performance rankings and indexes compiled by independent organizations.

DESCRIPTION OF SHARES
--------------------------------------------------------------------------------


    The shareholders of the Fund are entitled to a full vote for each full share held. Mr. Schroeder and Mr. Stern were elected by the other Trustees of the Fund on April 20, 1995. The Trustees have been elected by InterCapital as the sole shareholder of the Fund. The Trustees themselves have the power to alter the number and the terms of office of the Trustees, and they may at any time lengthen their own terms or make their terms of unlimited duration and appoint their own successors, provided that always at least a majority of the Trustees has been elected by the shareholders of the Fund. Under certain circumstances the Trustees may be removed by action of the Trustees. The shareholders also have the right to remove the Trustees following a meeting called for that purpose requested in writing by the record holders of not less than ten percent of the Fund's outstanding shares. The voting rights of shareholders are not cumulative, so that holders of more than 50 percent of the shares voting can, if they choose, elect all Trustees being selected, while the holders of the remaining shares would be unable to elect any Trustees.


    The Declaration of Trust permits the Trustees to authorize the creation of additional series of shares (the proceeds of which would be invested in separate, independently managed portfolios) and additional classes of shares within any series (which would be used to distinguish among the rights of different categories of shareholders, as might be required by future regulations or other unforeseen circumstances). However, the Trustees have not authorized any such additional series or classes of shares.

    The Declaration of Trust provides that no Trustee, officer, employee or agent of the Fund is liable to the Fund or to a shareholder, nor is any Trustee, officer, employee or agent liable to any third persons in connection with the affairs of the Fund, except as such liability may arise from his own bad faith, willful misfeasance, gross negligence, or reckless disregard of his duties. It also provides that all third persons shall look solely to the Fund's property for satisfaction of claims arising in connection with the affairs of the Fund. With the exceptions stated, the Declaration of Trust provides that a Trustee, officer, employee or agent is entitled to be indemnified against all liabilities in connection with the affairs of the Fund.

    The Fund is authorized to issue an unlimited number of shares of beneficial interest. The Fund shall be of unlimited duration subject to the provisions in the Declaration of Trust concerning termination by action of the shareholders.

CUSTODIAN AND TRANSFER AGENT
--------------------------------------------------------------------------------

    The Bank of New York, 90 Washington Street, New York, New York 10286 is the Custodian of the Fund's assets. Any of the Fund's cash balances with the Custodian in excess of $100,000 are unprotected by federal deposit insurance. Such balances may, at times, be substantial.

    Dean Witter Trust Company, Harborside Financial Center, Plaza Two, Jersey City, New Jersey 07311 is the Transfer Agent of the Fund's shares and Dividend Disbursing Agent for payment of dividends and distributions on Fund shares and Agent for shareholders under various investment plans described herein. Dean Witter Trust Company is an affiliate of Dean Witter Services Company Inc., the Fund's Manager, and of Dean Witter Distributors Inc., the Fund's Distributor. As Transfer Agent and Dividend Disbursing Agent, Dean Witter Trust Company's responsibilities include maintaining shareholder accounts including providing subaccounting and recordkeeping services for certain retirement accounts; disbursing cash dividends and reinvesting dividends;
processing account registration changes; handling purchase and redemption transactions; mailing prospectuses and reports; mailing and tabulating proxies; processing share certificate transactions; and maintaining shareholder records and lists. For these services Dean Witter Trust Company receives a per shareholder account fee.


INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

    Price Waterhouse LLP serves as the independent accountants of the Fund. The independent accountants are responsible for auditing the annual financial statements of the Fund.

REPORTS TO SHAREHOLDERS
--------------------------------------------------------------------------------

    The Fund will send to shareholders, at least semi-annually, reports showing the Fund's portfolio and other information. An annual report containing financial statements audited by independent accountants will be sent to shareholders each year.

    The Fund's fiscal year ends on September 30. The financial statements of the Fund must be audited at least once a year by independent accountants whose selection is made annually by the Fund's Board of Trustees.

LEGAL COUNSEL
--------------------------------------------------------------------------------

    Sheldon Curtis, Esq., who is an officer and the General Counsel of the Manager, is an officer and the General Counsel of the Fund.

EXPERTS
--------------------------------------------------------------------------------


    The Financial Statements of the Fund for the fiscal year ended September 30, 1995 included in this Statement of Additional Information and incorporated by reference in the Prospectus have been so included and incorporated in reliance on the report of Price Waterhouse LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.


REGISTRATION STATEMENT
--------------------------------------------------------------------------------

    This Statement of Additional Information and the Prospectus do not contain all of the information set forth in the Registration Statement the Fund has filed with the Securities and Exchange Commission. The complete Registration Statement may be obtained from the Securities and Exchange Commission upon payment of the fee prescribed by the rules and regulations of the Commission.

APPENDIX
--------------------------------------------------------------------------------

RATINGS OF CORPORATE DEBT INSTRUMENTS
MOODY'S INVESTORS SERVICE INC. ("MOODY'S")

                         FIXED-INCOME SECURITY RATINGS

Aaa        Fixed-income securities which are rated  Aaa are judged to  be of the best  quality.
           They  carry the smallest degree of investment  risk and are generally referred to as
           "gilt edge."  Interest payments  are protected  by a  large or  by an  exceptionally stable  margin and  principal is secure.  While the various  protective elements are likely to change, such changes as can be visualized are most unlikely to impair  the fundamentally strong position of such issues.
Aa         Fixed-income  securities which are rated Aa are judged  to be of high quality by all standards. Together with  the Aaa group  they comprise what  are generally known  as high  grade fixed-income securities. They are rated lower than the best fixed-income securities because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term  risks appear somewhat larger than in  Aaa securities.
A          Fixed-income  securities  which  are  rated  A  possess  many  favorable  investment attributes and  are to  be considered  as upper  medium grade  obligations.  Factors giving  security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.
Baa        Fixed-income  securities  which  are  rated  Baa  are  considered  as  medium  grade obligations;  i.e., they are  neither highly protected  nor poorly secured. Interest payments and  principal  security  appear  adequate  for  the  present  but  certain protective  elements may be lacking or may be characteristically unreliable over any great length  of  time. Such  fixed-income  securities lack  outstanding  investment characteristics and in fact have speculative characteristics as well.
           Fixed-income securities rated Aaa, Aa, A and Baa are considered investment grade.

    RATING REFINEMENTS: Moody's may apply numerical modifiers, 1, 2, and 3 in each generic rating classification in its fixed-income security rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and a modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

                            COMMERCIAL PAPER RATINGS

    Moody's Commercial Paper ratings are opinions of the ability to repay punctually promissory obligations not having an original maturity in excess of nine months. The ratings apply to Municipal Commercial Paper as well as taxable Commercial Paper. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers: Prime-1, Prime-2, Prime-3.

    Issuers rated Prime-1 have a superior capacity for repayment of short-term promissory obligations. Issuers rated Prime-2 have a strong capacity for repayment of short-term promissory obligations; and Issuers rated Prime-3 have an acceptable capacity for repayment of short-term promissory obligations. Issuers rated Not Prime do not fall within any of the Prime rating categories.

STANDARD & POOR'S CORPORATION ("STANDARD & POOR'S")

                         FIXED-INCOME SECURITY RATINGS
    A Standard & Poor's fixed-income security rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

    The ratings are based on current information furnished by the issuer or obtained by Standard & Poor's from other sources it considers reliable. The ratings are based, in varying degrees, on the following considerations: (1) likelihood of default-capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation; (2) nature of and provisions of the obligation; and (3) protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

    Standard & Poor's does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information, or for other reasons.

AAA        Fixed-income  securities rated "AAA" have the highest rating assigned by Standard &
           Poor's. Capacity to pay interest and repay principal is extremely strong.
AA         Fixed-income securities rated "AA" have a very strong capacity to pay interest  and repay principal and differs from the highest-rated issues only in small degree.
A          Fixed-income  securities rated "A" have a strong capacity to pay interest and repay principal although they  are somewhat more  susceptible to the  adverse effects  of changes  in circumstances and  economic conditions than  fixed-income securities in higher-rated categories.
BBB        Fixed-income securities rated "BBB" are regarded as having an adequate capacity  to pay  interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or  changing circumstances are more  likely to lead to a weakened capacity to pay interest and repay principal for fixed-income securities  in  this  category  than for  fixed-income  securities  in higher-rated categories.
           Fixed-income securities rated AAA, AA, A and BBB are considered investment grade.
           Plus (+) or minus  (-): The rating  may be modified  by the addition  of a plus  or minus sign to show relative standing with the major ratings categories.

                            COMMERCIAL PAPER RATINGS

    Standard and Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. The commercial paper rating is not a recommendation to purchase or sell a security. The ratings are based upon current information furnished by the issuer or obtained by S&P from other sources it considers reliable. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information. Ratings are graded into group categories, ranging from "A" for the highest quality obligations to "D" for the lowest. Ratings are applicable to both taxable and tax-exempt commercial paper. The categories are as follows:

    Issues assigned A ratings are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designation 1, 2, and 3 to indicate the relative degree of safety.

A-1        indicates that the degree of safety regarding timely payment is very strong.
A-2        indicates  capacity for  timely payment  on issues  with this  designation is strong.
           However, the  relative  degree  of  safety  is not  as  overwhelming  as  for  issues designated "A-1".
A-3        indicates  a  satisfactory capacity  for  timely payment.  Obligations  carrying this designation are, however, somewhat more vulnerable to the adverse effects of  changes in circumstances than obligations carrying the higher designations.

TCW/DW BALANCED FUND


REPORT OF INDEPENDENT ACCOUNTANTS

--------------------------------------------------------------------------------

To the Shareholders and Trustees of TCW/DW Balanced Fund



In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of TCW/DW Balanced Fund (the "Fund") at September 30, 1995, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year then ended and for the period October 29, 1993 (commencement of operations) through September 30, 1994, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at September 30, 1995 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.



PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, New York 10036
November 8, 1995



                   1995 FEDERAL INCOME TAX NOTICE (UNAUDITED)
During the fiscal year ended September 30, 1995, 71% of the income dividends paid qualifies for the dividends received deduction available to corporations.

TCW/DW BALANCED FUND
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1995
--------------------------------------------------------------------------------

 NUMBER OF
  SHARES                                                                                                      VALUE
-----------                                                                                               -------------
             COMMON STOCKS (62.8%)
             AIR TRANSPORT (2.8%)
    21,100   AMR Corp.*.................................................................................  $   1,521,838
    21,100   Delta Air Lines, Inc.......................................................................      1,461,175
                                                                                                          -------------
                                                                                                              2,983,013
                                                                                                          -------------
             AIRCRAFT & AEROSPACE (1.9%)
    28,900   Boeing Co..................................................................................      1,972,425
                                                                                                          -------------
             AUTOMOTIVE (3.8%)
    35,100   Chrysler Corp..............................................................................      1,860,300
    70,500   Ford Motor Co..............................................................................      2,194,313
                                                                                                          -------------
                                                                                                              4,054,613
                                                                                                          -------------
             BANKS (2.0%)
    29,400   Citicorp...................................................................................      2,080,050
                                                                                                          -------------
             BANKS - REGIONAL (1.8%)
    50,300   Fleet Financial Group, Inc.................................................................      1,898,825
                                                                                                          -------------
             BIOTECHNOLOGY (1.7%)
    60,099   Guidant Corp...............................................................................      1,757,896
                                                                                                          -------------
             BROKERAGE (1.9%)
    32,500   Merrill Lynch & Co., Inc...................................................................      2,031,250
                                                                                                          -------------
             BUILDING MATERIALS (1.3%)
    25,300   Champion International Corp................................................................      1,363,038
                                                                                                          -------------
             BUSINESS SYSTEMS (1.6%)
    37,900   General Motors Corp. (Class E).............................................................      1,724,450
                                                                                                          -------------
             COMPUTER SERVICES (1.7%)
    29,000   First Data Corp............................................................................      1,798,000
                                                                                                          -------------
             COMPUTER SOFTWARE (1.2%)
    14,600   Microsoft Corp.*...........................................................................      1,321,300
                                                                                                          -------------
             ELECTRIC - MAJOR (1.6%)
    26,900   General Electric Co........................................................................      1,714,875
                                                                                                          -------------
             ELECTRONICS - DEFENSE (1.9%)
     5,600   General Motors Corp. (Class H).............................................................        229,600
    21,000   Hewlett-Packard Co.........................................................................      1,750,875
                                                                                                          -------------
                                                                                                              1,980,475
                                                                                                          -------------
             ELECTRONICS - SEMICONDUCTORS/COMPONENTS (6.2%)
    25,900   Intel Corp.................................................................................      1,557,237
    24,000   Motorola, Inc..............................................................................      1,833,000
    50,900   National Semiconductor Corp.*..............................................................      1,406,113
    23,000   Texas Instruments Inc......................................................................      1,837,125
                                                                                                          -------------
                                                                                                              6,633,475
                                                                                                          -------------
             ENTERTAINMENT (1.2%)
    47,400   Circus Circus Enterprises, Inc.*...........................................................      1,327,200
                                                                                                          -------------

TCW/DW BALANCED FUND
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1995 (CONTINUED)
--------------------------------------------------------------------------------

 NUMBER OF
  SHARES                                                                                                      VALUE
-----------                                                                                               -------------
             HEALTH CARE/DRUGS (2.4%)
    11,883   Lilly (Eli) & Co...........................................................................  $   1,067,984
    27,000   Merck & Co., Inc...........................................................................      1,512,000
                                                                                                          -------------
                                                                                                              2,579,984
                                                                                                          -------------
             HEALTH EQUIPMENT & SERVICES (1.9%)
    42,300   Columbia/HCA Healthcare Corp...............................................................      2,056,838
                                                                                                          -------------
             HOTELS/MOTELS (1.9%)
    31,300   Hilton Hotels Corp.........................................................................      1,999,287
                                                                                                          -------------
             HOUSEHOLD APPLIANCES (1.5%)
    55,900   American Standard, Inc.*...................................................................      1,649,050
                                                                                                          -------------
             INSURANCE (1.2%)
    14,500   American International Group, Inc..........................................................      1,232,500
                                                                                                          -------------
             METALS & BASIC MATERIALS (0.8%)
    13,000   Phelps Dodge Corp..........................................................................        814,125
                                                                                                          -------------
             METALS & MINING (1.1%)
    31,700   Case Corp..................................................................................      1,164,975
                                                                                                          -------------
             NATURAL RESOURCES (OIL) (1.1%)
    18,800   Texaco, Inc................................................................................      1,214,950
                                                                                                          -------------
             OFFICE EQUIPMENT & SUPPLIES (2.8%)
   170,900   Unisys Corp.*..............................................................................      1,345,838
    12,400   Xerox Corp.................................................................................      1,666,250
                                                                                                          -------------
                                                                                                              3,012,088
                                                                                                          -------------
             OIL - DOMESTIC (1.0%)
    22,300   Amerada Hess Corp..........................................................................      1,084,338
                                                                                                          -------------
             PAPER & FOREST PRODUCTS (1.2%)
    28,300   Weyerhaeuser Co............................................................................      1,291,187
                                                                                                          -------------
             RECREATION (1.7%)
    31,600   Walt Disney Co.............................................................................      1,813,050
                                                                                                          -------------
             RESTAURANTS (1.0%)
    29,000   McDonald's Corp............................................................................      1,109,250
                                                                                                          -------------
             RETAIL - DEPARTMENT STORES (0.9%)
    20,000   Penney (J.C.) Co., Inc.....................................................................        992,500
                                                                                                          -------------
             RETAIL - FOOD CHAINS (1.5%)
    38,600   Safeway, Inc.*.............................................................................      1,611,550
                                                                                                          -------------
             RETAIL - SPECIALTY (0.6%)
    17,200   Home Depot, Inc............................................................................        685,850
                                                                                                          -------------
             SOAP & HOUSEHOLD PRODUCTS (1.2%)
    16,900   Procter & Gamble Co........................................................................      1,301,300
                                                                                                          -------------
             TELECOMMUNICATIONS (3.9%)
    32,400   AT&T Corp..................................................................................      2,130,300
    81,600   Ericsson (L.M.) Telephone Co. (ADR) (Sweden)...............................................      1,989,000
                                                                                                          -------------
                                                                                                              4,119,300
                                                                                                          -------------

TCW/DW BALANCED FUND
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1995 (CONTINUED)
--------------------------------------------------------------------------------

 NUMBER OF
  SHARES                                                                                                      VALUE
-----------                                                                                               -------------
             TOBACCO (1.1%)
    14,000   Philip Morris Companies, Inc...............................................................  $   1,169,000
                                                                                                          -------------
             UTILITIES (1.4%)
    37,700   GTE Corp...................................................................................      1,479,725
                                                                                                          -------------
             TOTAL COMMON STOCKS (IDENTIFIED COST $57,461,072)..........................................     67,021,732
                                                                                                          -------------

 PRINCIPAL
AMOUNT (IN                                                                               COUPON    MATURITY
THOUSANDS)                                                                                RATE       DATE
-----------                                                                             ---------  ---------
             CORPORATE BONDS (7.2%)
             BANKS (1.2%)
 $   1,200   Citicorp.................................................................      7.125%  03/15/04      1,222,236
                                                                                                              -------------
             FINANCE (1.0%)
     1,000   General Motors Acceptance Corp...........................................       7.75   04/15/97      1,020,750
                                                                                                              -------------
             INDUSTRIALS (2.8%)
       600   Caterpillar, Inc.........................................................      9.375   03/15/21        743,094
       800   International Paper Co...................................................      6.875   11/01/23        752,464
     1,400   May Department Stores Co.................................................      8.375   08/01/24      1,498,546
                                                                                                              -------------
                                                                                                                  2,994,104
                                                                                                              -------------
             UTILITIES (2.2%)
       800   Florida Power & Light Co.................................................       7.05   12/01/26        766,096
       800   GTE Corp.................................................................       7.83   05/01/23        816,488
       800   Texas Utilities Electric Co..............................................      7.875   04/01/24        816,176
                                                                                                              -------------
                                                                                                                  2,398,760
                                                                                                              -------------
             TOTAL CORPORATE BONDS (IDENTIFIED COST $7,651,687).............................................      7,635,850
                                                                                                              -------------
             U.S. GOVERNMENT AGENCY MORTGAGE PASS-THROUGH CERTIFICATES (10.8%)
     1,318   Federal Home Loan Mortgage Corp..........................................       6.50   04/01/09      1,298,947
     1,015   Federal Home Loan Mortgage Corp..........................................       8.00   04/01/10      1,042,339
       710   Federal Home Loan Mortgage Corp..........................................       8.00   06/01/10        729,303
     3,034   Federal Home Loan Mortgage Corp..........................................       6.50   09/01/24      2,927,851
     2,028   Federal Home Loan Mortgage Corp..........................................       7.00   08/01/25      1,991,888
     1,785   Government National Mortgage Association.................................       6.00   08/20/25      1,786,674
     1,750   Government National Mortgage Association.................................       7.50   09/15/25      1,766,406
                                                                                                              -------------
             TOTAL U.S. GOVERNMENT AGENCY MORTGAGE PASS-THROUGH CERTIFICATES (IDENTIFIED COST
               $11,344,117).................................................................................     11,543,408
                                                                                                              -------------
             U.S. GOVERNMENT OBLIGATIONS (12.5%)
       960   U.S. Treasury Bond.......................................................      10.75   08/15/05      1,269,000
     1,110   U.S. Treasury Bond.......................................................       8.00   11/15/21      1,290,722
     1,470   U.S. Treasury Note.......................................................      6.125   05/15/98      1,477,350
       180   U.S. Treasury Note.......................................................       6.75   05/31/99        184,359
     1,790   U.S. Treasury Note.......................................................       6.25   08/31/00      1,805,942
       600   U.S. Treasury Note.......................................................       7.50   11/15/01        642,281
     6,165   U.S. Treasury Note.......................................................       7.50   02/15/05      6,709,254
                                                                                                              -------------
             TOTAL U.S. GOVERNMENT OBLIGATIONS (IDENTIFIED COST $13,196,762)................................     13,378,908
                                                                                                              -------------

TCW/DW BALANCED FUND
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1995 (CONTINUED)
--------------------------------------------------------------------------------

 PRINCIPAL
AMOUNT (IN                                                                               COUPON    MATURITY
THOUSANDS)                                                                                RATE       DATE         VALUE
-----------                                                                             ---------  ---------  -------------
             ASSET-BACKED SECURITIES (3.0%)
 $     514   First Alliance Mortgage Loan Trust 94 A-1................................       5.85%  04/25/25  $     492,820
       673   First Alliance Mortgage Loan Trust 94 A-2................................      7.625   07/25/25        682,385
     1,574   The Money Stores Home Equity Trust 93 D..................................      5.675   02/15/09      1,516,004
       542   UCFC Home Equity Loan 93 D...............................................       5.45   07/10/13        521,449
                                                                                                              -------------
             TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $3,284,722).....................................      3,212,658
                                                                                                              -------------

 NUMBER OF                                                                                       EXPIRATION
  SHARES                                                                                           DATE
-----------                                                                                      ---------
             RIGHTS* (0.1%)
             TELECOMMUNICATIONS
    81,600   Ericsson (L.M.) Telephone Co. (Sweden) (Identified Cost $0).......................   10/27/95         92,208
                                                                                                            -------------

 PRINCIPAL
AMOUNT (IN                                                                               COUPON    MATURITY
THOUSANDS)                                                                                RATE       DATE
-----------                                                                             ---------  ---------
             SHORT-TERM INVESTMENT (0.9%)
             REPURCHASE AGREEMENT
 $     955   The Bank of New York (dated 09/29/95; proceeds $955,282; collateralized by $1,005,585 U.S. Treasury Note 7.25% due 05/15/04 valued at
               $1,097,891) (Identified Cost $954,854).................................      5.375%  10/02/95        954,854
                                                                                                              -------------
TOTAL INVESTMENTS (IDENTIFIED COST $93,893,214) (A).......................       97.3%  103,839,618
OTHER ASSETS IN EXCESS OF LIABILITIES.....................................        2.7     2,876,820
                                                                                -----   -----------
NET ASSETS................................................................      100.0%  $106,716,438
                                                                                -----   -----------
                                                                                -----   -----------

----------------
ADR  AMERICAN DEPOSITORY RECEIPT.
 *   NON-INCOME PRODUCING SECURITY.
(A) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS $94,093,645; THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $11,514,084 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $1,768,111, RESULTING IN NET UNREALIZED APPRECIATION OF $9,745,973.

                       SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW BALANCED FUND
FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 1995
--------------------------------------------------------------------------------

ASSETS:
Investments in securities, at value
  (identified cost $93,893,214)......  $103,839,618
Receivable for:
  Investments sold...................    3,829,052
  Interest...........................      414,797
  Dividends..........................      130,843
  Shares of beneficial interest
    sold.............................       63,280
Deferred organizational expenses.....      109,875
Prepaid expenses.....................       64,920
                                       -----------
        TOTAL ASSETS.................  108,452,385
                                       -----------
LIABILITIES:
Payable for:
  Investments purchased..............    1,423,887
  Plan of distribution fee...........       88,048
  Shares of beneficial interest
    repurchased......................       76,033
  Management fee.....................       39,622
  Investment advisory fee............       26,414
  Dividends to shareholders..........        4,231
Accrued expenses.....................       77,712
                                       -----------
        TOTAL LIABILITIES............    1,735,947
                                       -----------
NET ASSETS:
Paid-in-capital......................  105,602,374
Net unrealized appreciation..........    9,946,404
Accumulated undistributed net
  investment income..................      729,690
Accumulated net realized loss........   (9,562,030)
                                       -----------
        NET ASSETS...................  $106,716,438
                                       -----------
                                       -----------
NET ASSET VALUE PER SHARE, 10,202,144
  shares outstanding (unlimited
  shares authorized of $.01 par
  value).............................
                                            $10.46
                                       -----------
                                       -----------

STATEMENT OF OPERATIONS FOR THE YEAR ENDED
SEPTEMBER 30, 1995

NET INVESTMENT INCOME:
INCOME
  Interest............................  $3,167,319
  Dividends (net of $2,264 foreign
    withholding tax)..................   1,631,397
                                        ----------
    TOTAL INCOME......................   4,798,716
                                        ----------
EXPENSES
  Plan of distribution fee............   1,178,353
  Management fee......................     541,070
  Investment advisory fee.............     360,714
  Transfer agent fees and expenses....     142,657
  Professional fees...................      78,310
  Shareholder reports and notices.....      57,444
  Trustees' fees and expenses.........      53,241
  Registration fees...................      48,986
  Organizational expenses.............      35,646
  Custodian fees......................      21,149
  Other...............................      15,002
                                        ----------
    TOTAL EXPENSES....................   2,532,572
                                        ----------
    NET INVESTMENT INCOME.............   2,266,144
                                        ----------
NET REALIZED AND UNREALIZED GAIN
  (LOSS):
NET REALIZED LOSS ON:
  Investments.........................  (5,553,383)
  Foreign exchange transactions.......     (78,614)
                                        ----------
    TOTAL LOSS........................  (5,631,997)
                                        ----------
NET CHANGE IN UNREALIZED DEPRECIATION
  ON:
  Investments.........................  14,913,753
  Translation of other assets and
    liabilities denominated in foreign
    currencies........................       6,088
                                        ----------
    TOTAL APPRECIATION................  14,919,841
                                        ----------
    NET GAIN..........................   9,287,844
                                        ----------
    NET INCREASE......................  $11,553,988
                                        ----------
                                        ----------

                       SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW BALANCED FUND
FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                       FOR THE PERIOD
                                                                                        OCTOBER 29,
                                                                      FOR THE YEAR         1993*
                                                                         ENDED            THROUGH
                                                                     SEPTEMBER 30,     SEPTEMBER 30,
                                                                          1995              1994
                                                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income.........................................    $  2,266,144      $  1,538,998
    Net realized loss.............................................      (5,631,997)       (4,424,442)
    Net change in unrealized appreciation/depreciation............      14,919,841        (4,973,437)
                                                                    ----------------  ----------------
        Net increase (decrease)...................................      11,553,988        (7,858,881)
  Dividends from net investment income............................      (1,210,475)       (1,370,568)
  Net increase (decrease) from transactions in shares of
    beneficial interest...........................................     (52,984,026)      158,486,400
                                                                    ----------------  ----------------
        Total increase (decrease).................................     (42,640,513)      149,256,951
NET ASSETS:
  Beginning of period.............................................     149,356,951           100,000
                                                                    ----------------  ----------------
  END OF PERIOD (including undistributed net investment income of
   $729,690 and distributions in excess of net investment income
   of $214,539, respectively).....................................    $106,716,438      $149,356,951
                                                                    ----------------  ----------------
                                                                    ----------------  ----------------

----------------
 *   COMMENCEMENT OF OPERATIONS.

                       SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW BALANCED FUND


NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 1995

--------------------------------------------------------------------------------


1. ORGANIZATION AND ACCOUNTING POLICIES--TCW/DW Balanced Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund was organized as a Massachusetts business trust on March 2, 1993 and on July 1, 1993 issued 10,000 shares of beneficial interest for $100,000 to Dean Witter InterCapital Inc. ("InterCapital"), an affiliate of Dean Witter Services Company, Inc. (the "Manager"), to effect the Fund's initial capitalization. The Fund commenced operations on October 29, 1993.



    The following is a summary of significant accounting policies:



    A. VALUATION OF INVESTMENTS--(1) an equity security listed or traded on the New York, American, other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by the Adviser); (2) all other portfolio securities for which over- the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not readily available, including circumstances under which it is determined by the Adviser that sale and bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); (4) portfolio securities may be valued by an outside pricing service approved by the Trustees. The pricing service utilizes a matrix system incorporating security quality, maturity and coupon as the evaluation model parameters, and/or research and evaluation by its staff, including review of broker-dealer market price quotations, if available, in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.



    B. ACCOUNTING FOR INVESTMENTS--Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted over the life of the respective securities. Dividend income is recorded on the ex-dividend date except with respect to certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Interest income is accrued daily.



    C. FOREIGN CURRENCY TRANSLATION--The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward contracts are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statement of Operations as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities.

TCW/DW BALANCED FUND

--------------------------------------------------------------------------------


    D. FORWARD FOREIGN CURRENCY CONTRACTS--The Fund may enter into forward foreign currency contracts which are valued daily at the appropriate exchange rates. The resultant exchange gains and losses are included in the Statement of Operations as unrealized gain/loss on foreign exchange transactions. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.



    E. FEDERAL INCOME TAX STATUS--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.



    F. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS--The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.



    G. ORGANIZATIONAL EXPENSES--InterCapital paid the organizational expenses of the Fund in the amount of $180,493 which have been reimbursed by the Fund for the full amount thereof. Such expenses have been deferred and are being amortized by the Fund on the straight-line method over a period not to exceed five years from the commencement of operations.



2. MANAGEMENT AGREEMENT--Pursuant to a Management Agreement, the Fund pays a management fee, accrued daily and payable monthly, by applying the annual rate of 0.45% to the net assets of the Fund determined as of the close of each business day.



    Under the terms of the Management Agreement, the Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Manager. The Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.



3. INVESTMENT ADVISORY AGREEMENT--Pursuant to an Investment Advisory Agreement with TCW Funds Management, Inc. (the "Adviser"), the Fund pays an advisory fee, accrued daily and payable monthly, by applying the annual rate of 0.30% to the net assets of the Fund determined as of the close of each business day.



    Under the terms of the Investment Advisory Agreement, the Fund has retained the Adviser to invest the Fund's assets, including placing orders for the purchase and sale of portfolio securities. The Adviser obtains and evaluates such information and advice relating to the economy, securities markets, and specific securities as it considers necessary or useful to continuously manage the assets of the Fund in a manner consistent with its investment objective. In addition, the Adviser pays the salaries of all personnel, including officers of the Fund, who are employees of the Adviser.

TCW/DW BALANCED FUND

--------------------------------------------------------------------------------


4. PLAN OF DISTRIBUTION--Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Manager, is the Distributor of the Fund's shares and, in accordance with a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act, finances certain expenses in connection therewith.



    Under the Plan, the Distributor bears the expense of all promotional and distribution related activities on behalf of the Fund, except for expenses that the Trustees determine to reimburse, as described below. The following activities and services may be provided by the Distributor, account executives of Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Manager and Distributor, its affiliates and other dealers who have entered into selected dealer agreements with the Distributor under the Plan: (1) compensation to, and expenses of, account executives of DWR and other selected broker-dealers and others including overhead and telephone expenses; (2) sales incentives and bonuses to sales representatives and to marketing personnel in connection with promoting sales of the Fund's shares; (3) expenses incurred in connection with promoting sales of the Fund's shares; (4) preparing and distributing sales literature; and (5) providing advertising and promotional activities, including direct mail solicitation and television, radio, newspaper, magazine and other media advertisements.



    The amount of each monthly reimbursement may in no event exceed an amount equal to a payment at the annual rate of 1.0% of the Fund's average daily net assets. Expenses incurred pursuant to the Plan in any fiscal year in excess of 1.0% of the Fund's average daily net assets will not be reimbursed by the Fund through payments accrued in any subsequent fiscal year. For the year ended September 30, 1995, the distribution fee accrued was at the annual rate of 0.98%.



5. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES--The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended September 30, 1995 aggregated $142,729,312 and $191,511,050, respectively. Included in the aforementioned are purchases and sales of U.S. Government securities of $94,176,890 and $91,066,544, respectively.



    For the year ended September 30, 1995, the Fund incurred $49,753 in brokerage commissions with DWR for portfolio transactions executed on behalf of the Fund.



    Dean Witter Trust Company, an affiliate of the Manager and Distributor, is the Fund's transfer agent. At September 30, 1995, the Fund had transfer agent fees and expenses payable of approximately $15,000.



6. SHARES OF BENEFICIAL INTEREST--Transactions in shares of beneficial interest were as follows:



                                                                                         FOR THE PERIOD
                                                            FOR THE YEAR               OCTOBER 29, 1993*
                                                                ENDED                       THROUGH
                                                         SEPTEMBER 30, 1995            SEPTEMBER 30, 1994
                                                     ---------------------------  ----------------------------
                                                       SHARES         AMOUNT         SHARES         AMOUNT
                                                     -----------  --------------  ------------  --------------
Sold...............................................    1,576,172  $   14,889,309    21,141,779  $  209,527,754
Reinvestment of dividends..........................      114,844       1,094,653       127,755       1,222,256
                                                     -----------  --------------  ------------  --------------
                                                       1,691,016      15,983,962    21,269,534     210,750,010
Repurchased........................................   (7,332,918)    (68,967,988)   (5,435,488)    (52,263,610)
                                                     -----------  --------------  ------------  --------------
Net increase (decrease)............................   (5,641,902) $  (52,984,026)   15,834,046  $  158,486,400
                                                     -----------  --------------  ------------  --------------
                                                     -----------  --------------  ------------  --------------



--------------
 *  COMMENCEMENT OF OPERATIONS.

TCW/DW BALANCED FUND

--------------------------------------------------------------------------------


7. FEDERAL INCOME TAX STATUS--At September 30, 1995, the Fund had a net capital loss carryover of approximately $4,030,000 which will be available through September 30, 2003 to offset future capital gains to the extent provided by regulations.



    Capital and foreign currency losses incurred after October 31 ("post-October" losses) within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital and foreign currency losses of approximately $3,532,000 and $1,799,000, respectively during fiscal 1995. As of September 30, 1995, the Fund had temporary book/tax differences primarily attributable to post-October losses and capital loss deferrals on wash sales, and permanent book/tax differences due to foreign currency losses. To reflect reclassifications arising from permanent book/tax differences for the year ended September 30, 1995, accumulated net realized loss was credited and accumulated undistributed net investment income was charged $111,440.



8. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS--The Fund may enter into forward foreign currency contracts ("forward contracts") to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.



    Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

TCW/DW BALANCED FUND


FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:



                                                                                                   FOR THE PERIOD
                                                                              FOR THE YEAR       OCTOBER 29, 1993*
                                                                                 ENDED                THROUGH
                                                                           SEPTEMBER 30, 1995    SEPTEMBER 30, 1994
                                                                           ------------------   --------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period.....................................       $   9.43               $ 10.00
                                                                                --------              --------
Net investment income....................................................           0.20                  0.10
Net realized and unrealized gain (loss)..................................           0.93                 (0.58)
                                                                                --------              --------
Total from investment operations.........................................           1.13                 (0.48)
Less dividends from net investment income................................          (0.10)                (0.09)
                                                                                --------              --------
Net asset value, end of period...........................................       $  10.46               $  9.43
                                                                                --------              --------
                                                                                --------              --------

TOTAL INVESTMENT RETURN..................................................          11.97%                (4.80)%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses.................................................................           2.11%                 2.06%(2)
Net investment income....................................................           1.88%                 1.22%(2)
SUPPLEMENTAL DATA:
Net assets, end of period (in thousands).................................       $106,716               $149,357
Portfolio turnover rate..................................................            123%                  113%(1)



--------------
 *  COMMENCEMENT OF OPERATIONS.
(1) NOT ANNUALIZED.
(2) ANNUALIZED.



                       SEE NOTES TO FINANCIAL STATEMENTS

                              TCW/DW BALANCED FUND

                            PART C  OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

  (a)  FINANCIAL STATEMENTS

       (1)     Financial statements and schedules, included
               in Prospectus (Part A):
                                                                 Page in
                                                                 Prospectus
                                                                 ----------
       Financial Highlights for the period October 29, 1993
       through September 30, 1994 and for the fiscal year
       ended September 30, 1995...................................     5

       (2) Financial statements included in the Statement of Additional Information (Part B):

       Portfolio of Investments at September 30, 1995 .............   49

       Statement of Assets and Liabilities at September 30, 1995...   53

       Statement of operations for the fiscal year ended September
       30, 1995....................................................   53

       Statement of changes in net assets for the period October
       29, 1993 through September 30, 1994 and for the fiscal year
       ended September 30, 1995...................................    54

       Notes to Financial Statements.............................     55

       Financial Highlights for the period October 29, 1993
       through September 30, 1994 and for the fiscal year
       ended September 30, 1995...................................    59

      (3)  Financial statements included in Part C:

             None.


Exhibit
Number      DESCRIPTION
1.     -- Declaration of Trust of Registrant

2.     -- Amended and Restated By-Laws of the Registrant

5. -- Form of Investment Advisory Agreement between Registrant and TCW Funds Management, Inc.

6.(a)  -- Form of Distribution Agreement between Registrant and
          Dean Witter Distributors Inc.

  (b)  -- Form of Selected Dealer Agreement

8.(a) -- Form of Custodian Agreement between Registrant and The Bank of New York

  (b)  -- Form of Transfer Agency and Services Agreement between
          Registrant and Dean Witter Trust Company

9. -- Form of Management Agreement between Registrant and Dean Witter Services Company Inc.

11.   --  Consent of Independent Accountants

15. -- Form of Plan of Distribution between Registrant and Dean Witter Distributors Inc.

16.   --  Schedule for Computation of Performance Quotations

27.   -- Financial Data Schedule

Other -- Powers of Attorney

        --------------------------------
        All other exhibits previously filed and incorporated by reference.


Item 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

          None

Item 26.  NUMBER OF HOLDERS OF SECURITIES.

               (1)                             (2)
                                      Number of Record Holders
          Title of Class               at September 29, 1995
          --------------              ---------------------------
          Shares of Beneficial Interest         9,036


Item 27.  INDEMNIFICATION.

     Pursuant to Section 5.3 of the Registrant's Declaration of Trust and under
Section 4.8 of the Registrant's By-Laws, the indemnification of the Registrant's trustees, officers, employees and agents is permitted if it is determined that they acted under the belief that their actions were in or not opposed to the best interest of the Registrant, and, with respect to any criminal proceeding, they had reasonable cause to believe their conduct was not unlawful. In addition, indemnification is permitted only if it is determined that the actions in question did not render them liable by reason of willful misfeasance, bad faith or gross negligence in the performance of their duties or by reason of reckless disregard of their obligations and duties to the Registrant. Trustees, officers, employees and agents will be indemnified for the expense of litigation if it is determined that they are entitled to indemnification against any liability established in such litigation. The Registrant may also advance money for these expenses provided that they give their undertakings to repay the Registrant unless their conduct is later determined to permit indemnification.

          Pursuant to Section 5.2 of the Registrant's Declaration of Trust and paragraph 8 of the Registrant's Management and Advisory

Agreements, none of the Manager, the Adviser or any trustee, officer, employee or agent of the Registrant shall be liable for any action or failure to act, except in the case of bad faith, willful misfeasance, gross negligence or reckless disregard of duties to the Registrant.

          Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act, and will be governed by the final adjudication of such issue.

          The Registrant hereby undertakes that it will apply the indemnification provision of its by-laws in a manner consistent with Release 11330 of the Securities and Exchange Commission under the Investment Company Act of 1940, so long as the interpretation of Sections 17(h) and 17(i) of such Act remains in effect.

          Registrant, in conjunction with the Manager, Registrant's Trustees, and other registered investment management companies managed by the Manager, maintains insurance on behalf of any person who is or was a Trustee, officer, employee, or agent of Registrant, or who is or was serving at the request of Registrant as a trustee, director, officer, employee or agent of another trust or corporation, against any liability asserted against him and incurred by him or arising out of his position. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify him.

Item 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

          The TCW Funds Management, Inc. (the "Adviser") is a 100% owned subsidiary of The TCW Group, Inc., a Nevada corporation. The Adviser presently serves as investment adviser to: (1) TCW Funds, Inc., a diversified open-end management investment company, (2) TCW Convertible Securities Fund, Inc., a diversified closed-end management investment company; (3) TCW/DW Core Equity Trust, an open-end, non-diversified management company, (4) TCW/DW North American Government Income Trust, an open-end, non-diversified management company, (5) TCW/DW Income and Growth Fund, an open-end, non-diversified management company, (6) TCW/DW Latin American Growth Fund, an open-end non-diversified management company, (7)

TCW/DW Small Cap Growth Fund, an open-end non-diversified management company,
(8) TCW/DW Term Trust 2000, a closed-end, diversified management company, (9) TCW/DW Term Trust 2002, a closed-end diversified management company, (10) TCW/DW Term Trust 2003, a closed-end diversified management company, (11) TCW/DW Balanced Fund, an open-end, diversified management company, (12) TCW/DW Emerging Markets Opportunities Trust, a closed-end, non-diversified management company,
(13) TCW/DW Global Convertible Trust, an open-end non-diversified management investment company, and (14) TCW/DW Total Return Trust, an open-end, non-diversified management investment company. The Adviser also serves as investment adviser or sub-adviser to other investment companies, including foreign investment companies. The list required by this Item 28 of the officers and directors of the Adviser together with information as to any other business, profession, vocation or employment of a substantive nature engaged in by the Adviser and such officers and directors during the past two years, is incorporated by reference to Form ADV (File No. 801-29075) filed by the Adviser pursuant to the Investment Advisers Act.

          Item 29.  PRINCIPAL UNDERWRITERS.

               (a) Dean Witter Distributors Inc. ("Distributors"), a Delaware corporation, is the principal underwriter of the Registrant. Distributors is also the principal underwriter of the following investment companies:

           (1) Dean Witter Liquid Asset Fund Inc.
           (2) Dean Witter Tax-Free Daily Income Trust
           (3) Dean Witter California Tax-Free Daily Income Trust
           (4) Dean Witter Retirement Series
           (5) Dean Witter Dividend Growth Securities Inc.
           (6) Dean Witter Natural Resource Development Securities Inc.
           (7) Dean Witter World Wide Investment Trust
           (8) Dean Witter Capital Growth Securities
           (9) Dean Witter Convertible Securities Trust
          (10) Active Assets Tax-Free Trust
          (11) Active Assets Money Trust
          (12) Active Assets California Tax-Free Trust
          (13) Active Assets Government Securities Trust
          (14) Dean Witter Global Utilities Fund
          (15) Dean Witter Federal Securities Trust
          (16) Dean Witter U.S. Government Securities Trust
          (17) Dean Witter High Yield Securities Inc.
          (18) Dean Witter New York Tax-Free Income Fund
          (19) Dean Witter Tax-Exempt Securities Trust
          (20) Dean Witter California Tax-Free Income Fund
          (21) Dean Witter Managed Assets Trust
          (22) Dean Witter Limited Term Municipal Trust
          (23) Dean Witter World Wide Income Trust
          (24) Dean Witter Utilities Fund
          (25) Dean Witter Strategist Fund
          (26) Dean Witter New York Municipal Money Market Trust
          (27) Dean Witter Intermediate Income Securities

          (28) Prime Income Trust
          (29) Dean Witter European Growth Fund Inc.
          (30) Dean Witter Developing Growth Securities Trust
          (31) Dean Witter Precious Metals and Minerals Trust
          (32) Dean Witter Pacific Growth Fund Inc.
          (33) Dean Witter Multi-State Municipal Series Trust
          (34) Dean Witter Premier Income Trust
          (35) Dean Witter Short-Term U.S. Treasury Trust
          (36) Dean Witter Diversified Income Trust
          (37) Dean Witter Health Sciences Trust
          (38) Dean Witter Global Dividend Growth Securities
          (39) Dean Witter American Value Fund
          (40) Dean Witter U.S. Government Money Market Trust
          (41) Dean Witter Global Short-Term Income Fund Inc.
          (42) Dean Witter Variable Investment Series
          (43) Dean Witter Value-Added Market Series
          (44) Dean Witter Short-Term Bond Fund
          (45) Dean Witter National Municipal Trust
          (46) Dean Witter High Income Securities
          (47) Dean Witter International SmallCap Fund
          (48) Dean Witter Hawaii Municipal Trust
          (49) Dean Witter Balanced Growth Fund
          (50) Dean Witter Balanced Income Fund
          (51) Dean Witter Intermediate Term U.S. Treasury Trust
          (52) Dean Witter Global Asset Allocation Fund
          (53) Dean Witter Mid-Cap Growth Fund
          (54) Dean Witter Capital Appreciation Fund
          (55) Dean Witter Intermediate Term U.S. Treasury Trust
          (56) Dean Witter Information Fund
           (1) TCW/DW Core Equity Trust
           (2) TCW/DW North American Government Income Trust
           (3) TCW/DW Latin American Growth Fund
           (4) TCW/DW Income and Growth Fund
           (5) TCW/DW Small Cap Growth Fund
           (6) TCW/DW Balanced Fund
           (7) TCW/DW Global Convertible Trust
           (8) TCW/DW Total Return Trust

          (b) The following information is given regarding directors and officers of Dean Witter Distributors Inc. ("Distributors"). The principal address of Distributors is Two World Trade Center, New York, New York 10048.

                                     Positions and
                                     Office with Distributors
Name                                 and the Registrant
----                                 ------------------
Charles A. Fiumefreddo               Chairman, Chief Executive
                                     Officer and Director of
                                     Distributors and Chairman,
                                     Chief Executive Officer
                                     and Trustee of the
                                     Registrant.

Philip J. Purcell                    Director of Distributors.

Richard M. DeMartini                 Director of Distributors.

James F. Higgins                     Director of Distributors.


Thomas C. Schneider                  Executive Vice President, Chief
                                     Financial Officer and Director
                                     of Distributors.

Christine A. Edwards                 Executive Vice President,
                                     Secretary, Chief Legal Officer
                                     and Director of Distributors.


Robert Scanlan                       Executive Vice President of
                                     Distributors and Vice President
                                     of the Registrant.

David A. Hughey                      Executive Vice President and
                                     Chief Administrative Officer
                                     of Distributors and Vice
                                     President of the Registrant.

Robert S. Giambrone                  Senior Vice President of
                                     Distributors and Vice President
                                     of the Registrant.

Sheldon Curtis                       Senior Vice President,
                                     Assistant General Counsel and
                                     Assistant Secretary of
                                     Distributors and Vice President,
                                     Secretary and General Counsel of
                                     the Registrant.

Frederick K. Kubler                  Senior Vice President,
                                     Assistant Secretary and Chief
                                     Compliance Officer of
                                     Distributors.

                                     Positions and Office
                                     with Distributors
Name                                 and the Registrant
----                                 ------------------

Michael T. Gregg                     Vice President and Assistant
                                     Secretary of Distributors.

Edward C. Oelsner III                Vice President of Distributors.


Samuel Wolcott III                   Vice President of Distributors.

Thomas F. Caloia                     Assistant Treasurer of
                                     Distributors and Treasurer of
                                     the Registrant.

Michael Interrante                   Assistant Treasurer of
                                     Distributors.


Item 30.    LOCATION OF ACCOUNTS AND RECORDS

       All accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained by the Manager at its offices, except records relating to holders of shares issued by the Registrant, which are maintained by the Registrant's Transfer Agent, at its place of business as shown in the prospectus.


Item 31.    MANAGEMENT SERVICES

       Registrant is not a party to any such management-related service contract.

Item 32.    UNDERTAKINGS

        Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to stockholders, upon request and without charge.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 21st day of November, 1995.

                                       TCW/DW BALANCED FUND

                                    By  /s/ Sheldon Curtis
                                       ----------------------------
                                            Sheldon Curtis
                                       Vice President and Secretary

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 3 has been signed below by the following persons in the capacities and on the dates indicated.

     Signatures                    Title                     Date
     ----------                    -----                     ----
(1) Principal Executive Officer    President, Chief
                                   Executive Officer,
                                   Trustee and Chairman
By  /s/ Charles A. Fiumefreddo                             11/21/95
    ----------------------------
        Charles A. Fiumefreddo

(2) Principal Financial Officer    Treasurer and Principal
                                   Accounting Officer

By  /s/ Thomas F. Caloia                                   11/21/95
    ---------------------------
        Thomas F. Caloia

(3) Majority of the Trustees

    Charles A. Fiumefreddo (Chairman)        Richard M. DeMartini
    Thomas E. Larkin                         Marc I. Stern

By  /s/ Sheldon Curtis                                     11/21/95
    --------------------------
        Sheldon Curtis
        Attorney-in-Fact

    John C. Argue              Michael E. Nugent
    Paul Kolton                Manuel H. Johnson
    John R. Haire              John L. Schroeder

By  /s/ David M. Butowsky                                  11/21/95
    ---------------------------
        David M. Butowsky
        Attorney-in-Fact

                                  EXHIBIT INDEX


1.     --      Declaration of Trust of Registrant

2.     --      Amended and Restated By-Laws of the Registrant

5.     --      Form of Investment Advisory Agreement between Registrant and TCW
               Funds Management, Inc.

6.(a)  --      Form of Distribution Agreement between Registrant and
               Dean Witter Distributors Inc.

  (b)  --      Form of Selected Dealer Agreement

8.(a)  --      Form of Custodian Agreement between Registrant and The Bank of
               New York

  (b)  --      Form of Transfer Agency and Services Agreement between Registrant and Dean Witter Trust Company

9.     --      Form of Management Agreement between Registrant and Dean Witter
               Services Company Inc.

11.    --      Consent of Independent Accountants

15.    --      Form of Plan of Distribution between Registrant and Dean Witter
               Distributors Inc.

16.    --      Schedule for Computation of Performance Quotations

27.    --      Financial Data Schedule

Other  --      Powers of Attorney